UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

(Address of principal executive offices) (zip code)

B. Reuben Auspitz    290 Woodcliff Drive, Fairport, NY 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: SCHEDULE OF INVESTMENTS

Investment Portfolio - January 31, 2014

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS - 92.0%
Consumer Discretionary - 18.8%
Diversified Consumer Services - 1.0%
Apollo Education Group, Inc.*	388,240	$12,536,270

Hotels, Restaurants & Leisure - 2.5%
BJ’s Restaurants, Inc.*	271,490	7,699,456
Yum! Brands, Inc.	329,620	22,133,983

		29,833,439

Household Durables - 1.7%
DR Horton, Inc.	312,640	7,340,787
Lennar Corp. - Class A	160,090	6,429,214
Toll Brothers, Inc.*	172,610	6,343,417

		20,113,418

Internet & Catalog Retail - 2.1%
Amazon.com, Inc.*	22,890	8,210,414
HomeAway, Inc.*	104,310	4,262,106
Shutterfly, Inc.*	281,630	13,337,997

		25,810,517

Media - 10.9%
DIRECTV*	407,780	28,312,165
LIN Media LLC - Class A*	111,400	2,752,694
Nexstar Broadcasting Group, Inc. - Class A	57,120	2,744,616
Sinclair Broadcast Group, Inc. - Class A	175,620	5,517,980
Starz - Class A*	405,760	11,353,165
Time Warner, Inc.	309,430	19,441,487
Tribune Co.*	117,460	8,750,770
Twenty-First Century Fox, Inc. - Class A	615,940	19,599,211
Viacom, Inc. - Class B	262,990	21,591,479
The Walt Disney Co.	175,660	12,754,673

		132,818,240

Specialty Retail - 0.6%
Dick’s Sporting Goods, Inc.	143,790	7,548,975

Total Consumer Discretionary		228,660,859

Consumer Staples - 4.9%
Beverages - 1.7%
The Coca-Cola Co.	535,370	20,247,693

Food Products - 3.2%
Ingredion, Inc.	224,640	13,995,072
Kraft Foods Group, Inc.	212,350	11,116,523
Mead Johnson Nutrition Co.	178,640	13,735,630

		38,847,225

Total Consumer Staples		59,094,918

1

Investment Portfolio - January 31, 2014

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Energy - 14.9%
Energy Equipment & Services - 6.7%
Baker Hughes, Inc.	740,500	$41,941,920
Cameron International Corp.*	484,500	29,055,465
Weatherford International Ltd. - ADR*	766,870	10,383,420

		81,380,805

Oil, Gas & Consumable Fuels - 8.2%
Apache Corp.	269,490	21,629,267
EOG Resources, Inc.	67,660	11,180,138
Hess Corp.	557,030	42,050,195
Peabody Energy Corp.	719,530	12,267,987
Range Resources Corp.	148,080	12,763,015

		99,890,602

Total Energy		181,271,407

Financials - 4.8%
Diversified Financial Services - 2.0%
McGraw-Hill Financial, Inc.	162,210	12,334,448
MSCI, Inc.*	276,830	11,826,178

		24,160,626

Real Estate Investment Trusts (REITS) - 1.8%
Alexandria Real Estate Equities, Inc.	90,300	6,332,739
BioMed Realty Trust, Inc.	286,810	5,595,663
Corporate Office Properties Trust	136,730	3,397,741
Digital Realty Trust, Inc.	56,010	2,855,950
DuPont Fabros Technology, Inc.	153,200	3,981,668

		22,163,761

Real Estate Management & Development - 1.0%
Realogy Holdings Corp.*	251,270	11,450,374

Total Financials		57,774,761

Health Care - 12.9%
Health Care Equipment & Supplies - 6.5%
Alere, Inc.*	833,100	31,574,490
Becton, Dickinson and Co.	244,360	26,420,203
Teleflex, Inc.	62,920	5,891,829
Volcano Corp.*	700,430	14,702,026

		78,588,548

Health Care Providers & Services - 2.2%
DaVita Healthcare Partners, Inc.*	172,520	11,201,724
HCA Holdings, Inc.*	195,130	9,809,185
Universal Health Services, Inc. - Class B	76,250	6,254,025

		27,264,934

2

Investment Portfolio - January 31, 2014

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Health Care Technology - 2.3%
Cerner Corp.*	494,370	$28,124,709

Pharmaceuticals - 1.9%
Johnson & Johnson	266,330	23,562,215

Total Health Care		157,540,406

Industrials - 8.4%
Air Freight & Logistics - 1.8%
C.H. Robinson Worldwide, Inc.	372,880	21,828,395

Airlines - 0.5%
Spirit Airlines, Inc.*	144,020	6,754,538

Industrial Conglomerates - 1.4%
General Electric Co.	658,270	16,542,325

Machinery - 3.2%
Caterpillar, Inc.	174,170	16,356,305
Joy Global, Inc.	277,170	14,631,804
Xylem, Inc.	243,200	8,113,152

		39,101,261

Trading Companies & Distributors - 1.5%
Fastenal Co.	409,540	17,991,092

Total Industrials		102,217,611

Information Technology - 22.5%
Communications Equipment - 5.9%
F5 Networks, Inc.*	96,010	10,273,070
Juniper Networks, Inc.*	873,240	23,236,916
Palo Alto Networks, Inc.*	106,400	6,325,480
Qualcomm, Inc.	426,140	31,628,111

		71,463,577

Computers & Peripherals - 4.4%
Apple, Inc.	37,300	18,672,380
EMC Corp.	1,436,610	34,823,426

		53,495,806

Internet Software & Services - 6.5%
eBay, Inc.*	515,370	27,417,684
Facebook, Inc. - Class A*	212,020	13,266,091
Google, Inc. - Class A*	27,580	32,571,153
LinkedIn Corp. - Class A*	25,810	5,554,570

		78,809,498

IT Services - 0.8%
VeriFone Systems, Inc.*	332,050	9,632,771

3

Investment Portfolio - January 31, 2014

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
Semiconductors & Semiconductor Equipment - 1.0%
Skyworks Solutions, Inc.*	415,440	$12,567,060

Software - 3.9%
Electronic Arts, Inc.*	1,100,670	29,057,688
Fortinet, Inc.*	907,020	19,228,824

		48,286,512

Total Information Technology		274,255,224

Materials - 4.8%
Chemicals - 2.0%
Monsanto Co.	225,990	24,079,235

Metals & Mining - 2.8%
Alcoa, Inc.	2,965,920	34,137,739

Total Materials		58,216,974

TOTAL COMMON STOCKS (Identified Cost $909,054,712)		1,119,032,160

SHORT-TERM INVESTMENT - 5.3%
Dreyfus Cash Management, Inc. - Institutional Shares[1], 0.04% (Identified Cost $64,809,043)	64,809,043	64,809,043

TOTAL INVESTMENTS - 97.3% (Identified Cost $973,863,755)		1,183,841,203
OTHER ASSETS, LESS LIABILITIES - 2.7%		33,083,803

NET ASSETS - 100%		$1,216,925,006

ADR - American Depository Receipt

*Non-income producing security.

1Rate shown is the current yield as of January 31, 2014.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

Federal Tax Information:

On January 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$981,181,627
Unrealized appreciation	219,850,425
Unrealized depreciation	(17,190,849)

Net unrealized appreciation	$202,659,576

4

Investment Portfolio - January 31, 2014

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$228,660,859	$228,660,859	$—	$—
Consumer Staples	59,094,918	59,094,918	—	—
Energy	181,271,407	181,271,407	—	—
Financials	57,774,761	57,774,761	—	—
Health Care	157,540,406	157,540,406	—	—
Industrials	102,217,611	102,217,611	—	—
Information Technology	274,255,224	274,255,224	—	—
Materials	58,216,974	58,216,974	—	—
Mutual fund	64,809,043	64,809,043	—	—

Total assets	$1,183,841,203	$1,183,841,203	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2013 or January 31, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - January 31, 2014

(unaudited)

DIVIDEND FOCUS SERIES	SHARES	VALUE

COMMON STOCKS - 98.6%
Consumer Discretionary - 6.1%
Auto Components - 0.3%
Magna International, Inc. (Canada)	5,391	$457,426

Distributors - 0.2%
Genuine Parts Co.	4,412	362,887

Hotels, Restaurants & Leisure - 1.8%
McDonald’s Corp.	30,835	2,903,732

Leisure Equipment & Products - 0.2%
Mattel, Inc.	9,345	353,615

Media - 0.8%
Pearson plc - ADR (United Kingdom)	21,253	388,717
Thomson Reuters Corp.	24,524	884,335

		1,273,052

Multiline Retail - 0.5%
Target Corp.	14,809	838,782

Specialty Retail - 2.3%
The Home Depot, Inc.	44,496	3,419,518
L Brands, Inc.	7,511	393,276

		3,812,794

Total Consumer Discretionary		10,002,288

Consumer Staples - 20.4%
Beverages - 5.8%
The Coca-Cola Co.	124,991	4,727,160
Diageo plc - ADR (United Kingdom)	10,447	1,254,162
PepsiCo, Inc.	44,448	3,571,841

		9,553,163

Food & Staples Retailing - 4.3%
Sysco Corp.	16,103	564,893
Walgreen Co.	18,214	1,044,573
Wal-Mart Stores, Inc.	74,236	5,543,944

		7,153,410

Food Products - 2.8%
Archer-Daniels-Midland Co.	14,797	584,186
ConAgra Foods, Inc.	9,384	298,317
General Mills, Inc.	17,447	837,805
The J.M. Smucker Co.	3,100	298,809
Kellogg Co.	9,772	566,581
Unilever plc - ADR (United Kingdom)	50,232	1,939,457

		4,525,155

1

Investment Portfolio - January 31, 2014

(unaudited)

DIVIDEND FOCUS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Household Products - 4.5%
Colgate-Palmolive Co.	21,708	$1,329,181
Kimberly-Clark Corp.	10,640	1,163,697
The Procter & Gamble Co.	64,478	4,940,304

		7,433,182

Tobacco - 3.0%
Lorillard, Inc.	11,386	560,419
Philip Morris International, Inc.	49,614	3,876,838
Reynolds American, Inc.	9,034	438,149

		4,875,406

Total Consumer Staples		33,540,316

Energy - 14.8%
Oil, Gas & Consumable Fuels - 14.8%
Chevron Corp.	49,632	5,540,420
ConocoPhillips	37,346	2,425,623
Exxon Mobil Corp.	65,661	6,051,318
Marathon Oil Corp.	14,983	491,293
Occidental Petroleum Corp.	17,416	1,525,119
Royal Dutch Shell plc - ADR (Netherlands)	63,679	4,400,219
Statoil ASA - ADR (Norway)	75,100	1,780,621
Total S.A. - ADR (France)	37,260	2,130,154

Total Energy		24,344,767

Financials - 0.8%
Diversified Financial Services - 0.4%
McGraw-Hill Financial, Inc.	8,235	626,189

Insurance - 0.4%
Marsh & McLennan Companies, Inc.	15,022	686,656

Total Financials		1,312,845

Health Care - 24.4%
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	13,935	951,761
Becton, Dickinson and Co.	4,610	498,433
Medtronic, Inc.	22,950	1,298,052

		2,748,246

Health Care Providers & Services - 0.3%
Cardinal Health, Inc.	8,021	545,588

Pharmaceuticals - 22.4%
AbbVie, Inc.	34,257	1,686,472
AstraZeneca plc - ADR (United Kingdom)	34,335	2,180,273
Bristol-Myers Squibb Co.	45,659	2,281,580

2

Investment Portfolio - January 31, 2014

(unaudited)

DIVIDEND FOCUS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Pharmaceuticals (continued)
Eli Lilly & Co.	31,715	$1,712,927
GlaxoSmithKline plc - ADR (United Kingdom)	74,520	3,840,761
Johnson & Johnson	74,168	6,561,643
Merck & Co., Inc.	80,780	4,278,917
Novartis AG - ADR (Switzerland)	60,695	4,799,154
Pfizer, Inc.	196,290	5,967,216
Sanofi - ADR (France)	61,790	3,021,531
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	13,028	581,440

		36,911,914

Total Health Care		40,205,748

Industrials - 14.5%
Aerospace & Defense - 5.8%
The Boeing Co.	15,490	1,940,277
General Dynamics Corp.	8,321	843,000
Honeywell International, Inc.	19,858	1,811,645
Lockheed Martin Corp.	4,897	739,006
Northrop Grumman Corp.	6,535	755,119
Raytheon Co.	8,141	773,965
United Technologies Corp.	23,784	2,711,852

		9,574,864

Commercial Services & Supplies - 0.3%
Waste Management, Inc.	13,252	553,668

Electrical Equipment - 1.8%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	65,161	1,618,599
Emerson Electric Co.	21,164	1,395,554

		3,014,153

Industrial Conglomerates - 4.1%
3M Co.	20,555	2,634,945
Koninklijke Philips Electronics N.V. - NY Shares (Netherlands)	28,530	989,991
Siemens AG - ADR (Germany)	24,209	3,057,355

		6,682,291

Machinery - 1.8%
Caterpillar, Inc.	10,311	968,306
Deere & Co.	7,434	639,027
Illinois Tool Works, Inc.	12,834	1,012,218
Stanley Black & Decker, Inc.	3,699	286,303

		2,905,854

Road & Rail - 0.7%
CSX Corp.	20,939	563,468

3

Investment Portfolio - January 31, 2014

(unaudited)

DIVIDEND FOCUS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Road & Rail (continued)
Norfolk Southern Corp.	7,086	$656,093
		1,219,561

Total Industrials		23,950,391

Information Technology - 14.7%
Communications Equipment - 2.0%
Cisco Systems, Inc.	87,587	1,919,031
Telefonaktiebolaget LM Ericsson - ADR (Sweden)	109,358	1,344,010

		3,263,041

Computers & Peripherals - 3.5%
Apple, Inc.	9,152	4,581,491
Hewlett-Packard Co.	41,312	1,198,048

		5,779,539

Electronic Equipment, Instruments & Components - 0.3%
TE Connectivity Ltd. - ADR (Switzerland)	9,480	535,715

IT Services - 1.3%
Accenture plc - Class A	14,259	1,139,009
Automatic Data Processing, Inc.	13,603	1,041,990

		2,180,999

Office Electronics - 0.6%
Canon, Inc. - ADR (Japan)	34,319	1,001,085

Semiconductors & Semiconductor Equipment - 2.8%
Analog Devices, Inc.	6,952	335,573
Intel Corp.	136,378	3,346,716
Texas Instruments, Inc.	22,096	936,870

		4,619,159

Software - 4.2%
Microsoft Corp.	179,992	6,812,697

Total Information Technology		24,192,235

Materials - 1.5%
Chemicals - 1.0%
E.I. du Pont de Nemours & Co.	26,971	1,645,501

Metals & Mining - 0.3%
Newmont Mining Corp.	7,626	164,722
Teck Resources Ltd. - Class B (Canada)	11,238	269,937

		434,659

4

Investment Portfolio - January 31, 2014

(unaudited)

DIVIDEND FOCUS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Materials (continued)
Paper & Forest Products - 0.2%
International Paper Co.	9,093	$434,100

Total Materials		2,514,260

Telecommunication Services - 1.3%
Diversified Telecommunication Services - 0.2%
Telekomunikasi Indonesia Persero Tbk PT - ADR (Indonesia)	9,636	349,498

Wireless Telecommunication Services - 1.1%
Mobile Telesystems OJSC - ADR (Russia)	22,020	379,845
NTT DOCOMO, Inc. - ADR (Japan)	89,245	1,427,920

		1,807,765

Total Telecommunication Services		2,157,263

Utilities - 0.1%
Water Utilities - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo (SABESP) - ADR (Brazil)	18,291	166,997

TOTAL COMMON STOCKS (Identified Cost $132,951,727)		162,387,110

SHORT-TERM INVESTMENT - 1.3%
Dreyfus Cash Management, Inc. - Institutional Shares[1], 0.04% (Identified Cost $2,187,017)	2,187,017	2,187,017

TOTAL INVESTMENTS - 99.9% (Identified Cost $135,138,744)		164,574,127
OTHER ASSETS, LESS LIABILITIES - 0.1%		172,355

NET ASSETS - 100%		$164,746,482

ADR - American Depository Receipt

1Rate shown is the current yield as of January 31, 2014.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

Federal Tax Information:

On January 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$135,203,506
Unrealized appreciation	30,669,578
Unrealized depreciation	(1,298,957)

Net unrealized appreciation	$29,370,621

5

Investment Portfolio - January 31, 2014

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments).A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$10,002,288	$10,002,288	$—	$—
Consumer Staples	33,540,316	33,540,316	—	—
Energy	24,344,767	24,344,767	—	—
Financials	1,312,845	1,312,845	—	—
Health Care	40,205,748	40,205,748	—	—
Industrials	23,950,391	23,950,391	—	—
Information Technology	24,192,235	24,192,235	—	—
Materials	2,514,260	2,514,260	—	—
Telecommunication Services	2,157,263	2,157,263	—	—
Utilities	166,997	166,997	—	—
Mutual fund	2,187,017	2,187,017	—	—

Total assets	$164,574,127	$164,574,127	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2013 or January 31, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - January 31, 2014

(unaudited)

TAX MANAGED SERIES	SHARES	VALUE

COMMON STOCKS - 99.6%
Consumer Discretionary - 19.8%
Diversified Consumer Services - 0.9%
Apollo Education Group, Inc.*	8,940	$288,673

Hotels, Restaurants & Leisure - 2.1%
BJ’s Restaurants, Inc.*	7,870	223,193
Yum! Brands, Inc.	7,240	486,166

		709,359

Household Durables - 1.4%
DR Horton, Inc.	7,410	173,987
Lennar Corp. - Class A	3,790	152,206
Toll Brothers, Inc.*	3,300	121,275

		447,468

Internet & Catalog Retail - 2.8%
Amazon.com, Inc.*	1,400	502,166
HomeAway, Inc.*	5,000	204,300
Shutterfly, Inc.*	4,730	224,013

		930,479

Media - 11.1%
DIRECTV*	11,300	784,559
LIN Media LLC - Class A*	3,960	97,852
Nexstar Broadcasting Group, Inc. - Class A	1,860	89,373
Sinclair Broadcast Group, Inc. - Class A	4,810	151,130
Starz - Class A*	13,450	376,331
Time Warner, Inc.	7,200	452,376
Tribune Co.*	2,320	172,840
Twenty-First Century Fox, Inc. - Class A	17,870	568,623
Viacom, Inc. - Class B	8,190	672,399
The Walt Disney Co.	4,110	298,427

		3,663,910

Specialty Retail - 0.8%
Dick’s Sporting Goods, Inc.	4,950	259,875

Textiles, Apparel & Luxury Goods - 0.7%
Lululemon Athletica, Inc.*	5,240	239,416

Total Consumer Discretionary		6,539,180

Consumer Staples - 12.4%
Beverages - 4.8%
AMBEV S.A. - ADR (Brazil)*	74,250	485,595
Anheuser-Busch InBev N.V. (Belgium)[1]	5,550	531,931
The Coca-Cola Co.	14,990	566,922

		1,584,448

1

Investment Portfolio - January 31, 2014

(unaudited)

TAX MANAGED SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Food Products - 6.5%
Danone (France)[1]	3,930	$259,453
Ingredion, Inc.	5,120	318,976
Kraft Foods Group, Inc.	4,950	259,133
Nestle S.A. (Switzerland)[1]	9,080	658,040
Unilever plc - ADR (United Kingdom)	16,990	655,984

		2,151,586

Tobacco - 1.1%
Imperial Tobacco Group plc (United Kingdom)[1]	9,440	344,486

Total Consumer Staples		4,080,520

Energy - 14.4%
Energy Equipment & Services - 6.6%
Baker Hughes, Inc.	11,450	648,528
Cameron International Corp.*	11,350	680,660
Schlumberger Ltd.	6,090	533,301
Weatherford International Ltd. - ADR*	22,940	310,608

		2,173,097

Oil, Gas & Consumable Fuels - 7.8%
Apache Corp.	6,130	491,994
Encana Corp. (Canada)	10,660	191,560
EOG Resources, Inc.	1,740	287,518
Hess Corp.	12,270	926,262
Peabody Energy Corp.	19,490	332,305
Petroleo Brasileiro S.A. - ADR (Brazil)	8,240	98,056
Range Resources Corp.	2,840	244,780

		2,572,475

Total Energy		4,745,572

Financials - 3.9%
Diversified Financial Services - 2.7%
McGraw-Hill Financial, Inc.	7,550	574,102
MSCI, Inc.*	7,570	323,390

		897,492

Real Estate Investment Trusts (REITS) - 0.4%
Digital Realty Trust, Inc.	330	16,827
DuPont Fabros Technology, Inc.	4,060	105,519

		122,346

Real Estate Management & Development - 0.8%
Realogy Holdings Corp.*	6,190	282,078

Total Financials		1,301,916

2

Investment Portfolio - January 31, 2014

(unaudited)

TAX MANAGED SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care - 10.0%
Health Care Equipment & Supplies - 3.9%
Alere, Inc.*	12,060	$457,074
Becton, Dickinson and Co.	3,480	376,258
Teleflex, Inc.	1,750	163,870
Volcano Corp.*	13,590	285,254

		1,282,456

Health Care Providers & Services - 1.6%
DaVita Healthcare Partners, Inc.*	3,250	211,023
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	2,830	199,435
HCA Holdings, Inc.*	2,590	130,199

		540,657

Health Care Technology - 1.9%
Cerner Corp.*	10,960	623,514

Life Sciences Tools & Services - 1.0%
QIAGEN N.V. - ADR*	15,000	331,800

Pharmaceuticals - 1.6%
Johnson & Johnson	5,860	518,434

Total Health Care		3,296,861

Industrials - 8.6%
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	6,780	396,901

Airlines - 0.6%
Spirit Airlines, Inc.*	4,010	188,069

Industrial Conglomerates - 1.3%
General Electric Co.	16,880	424,194

Machinery - 3.6%
Caterpillar, Inc.	5,180	486,454
Joy Global, Inc.	6,110	322,547
Westport Innovations, Inc. - ADR (Canada)*	6,440	109,609
Xylem, Inc.	8,530	284,561

		1,203,171

Professional Services - 0.9%
Equifax, Inc.	4,170	292,150

Trading Companies & Distributors - 1.0%
Fastenal Co.	7,740	340,018

Total Industrials		2,844,503

Information Technology - 25.6%
Communications Equipment - 6.5%
F5 Networks, Inc.*	4,190	448,330

3

Investment Portfolio - January 31, 2014

(unaudited)

TAX MANAGED SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
Communications Equipment (continued)
Juniper Networks, Inc.*	13,430	$357,372
Palo Alto Networks, Inc.*	5,230	310,923
Qualcomm, Inc.	13,860	1,028,689

		2,145,314

Computers & Peripherals - 4.3%
Apple, Inc.	870	435,522
EMC Corp.	40,910	991,658

		1,427,180

Internet Software & Services - 8.3%
eBay, Inc.*	11,740	624,568
Facebook, Inc. - Class A*	10,490	656,359
Google, Inc. - Class A*	1,110	1,310,877
LinkedIn Corp. - Class A*	630	135,582

		2,727,386

IT Services - 1.6%
Amdocs Ltd. - ADR	4,680	202,457
VeriFone Systems, Inc.*	10,640	308,666

		511,123

Semiconductors & Semiconductor Equipment - 1.0%
Skyworks Solutions, Inc.*	11,410	345,153

Software - 3.9%
Electronic Arts, Inc.*	21,630	571,032
Fortinet, Inc.*	20,060	425,272
MICROS Systems, Inc.*	5,310	294,864

		1,291,168

Total Information Technology		8,447,324

Materials - 4.9%
Chemicals - 2.2%
Monsanto Co.	4,890	521,030
Syngenta AG (Switzerland)[1]	580	205,049

		726,079

Metals & Mining - 2.7%
Alcoa, Inc.	78,020	898,010

Total Materials		1,624,089

TOTAL COMMON STOCKS
(Identified Cost $24,639,759)		32,879,965

4

Investment Portfolio - January 31, 2014

(unaudited)

TAX MANAGED SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 2.0%
Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.04% (Identified Cost $662,935)	662,935	$662,935

TOTAL INVESTMENTS - 101.6% (Identified Cost $25,302,694)		33,542,900
LIABILITIES, LESS OTHER ASSETS - (1.6%)		(525,184)

NET ASSETS - 100%		$33,017,716

ADR - American Depository Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of January 31, 2014.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

Federal Tax Information:

On January 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$25,350,052
Unrealized appreciation	8,543,370
Unrealized depreciation	(350,522)

Net unrealized appreciation	$8,192,848

Fair Value Information:

Various inputs are used in determining the value of the Series_ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series_ own assumptions in determining the fair value of investments).A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

Investment Portfolio - January 31, 2014

(unaudited)

The following is a summary of the valuation levels used for major security types as of January 31, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$6,539,180	$6,539,180	$—	$—
Consumer Staples	4,080,520	2,286,610	1,793,910	—
Energy	4,745,572	4,745,572	—	—
Financials	1,301,916	1,301,916	—	—
Health Care	3,296,861	3,097,426	199,435	—
Industrials	2,844,503	2,844,503	—	—
Information Technology	8,447,324	8,447,324	—	—
Materials	1,624,089	1,419,040	205,049	—
Mutual fund	662,935	662,935	—	—

Total assets	$33,542,900	$31,344,506	$2,198,394	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2013 or January 31, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - January 31, 2014

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS - 95.4%
Consumer Discretionary - 16.1%
Automobiles - 1.7%
Toyota Motor Corp. (Japan)[1]	756,700	$43,298,112

Diversified Consumer Services - 0.6%
Anhanguera Educacional Participacoes S.A. (Brazil)	3,156,420	16,611,016

Hotels, Restaurants & Leisure - 3.4%
Accor S.A. (France)[1]	1,803,850	85,990,178

Internet & Catalog Retail - 1.0%
Ocado Group plc (United Kingdom)*[1]	3,123,638	26,801,031

Media - 4.8%
British Sky Broadcasting Group plc (United Kingdom)[1]	5,084,020	73,212,711
Grupo Televisa S.A.B. - ADR (Mexico)	493,387	14,337,826
ProSiebenSat. 1 Media AG (Germany)[1]	328,870	14,732,382
Societe Television Francaise 1 (France)[1]	1,097,417	20,277,312

		122,560,231

Multiline Retail - 1.1%
Marks & Spencer Group plc (United Kingdom)[1]	3,551,870	27,447,393

Specialty Retail - 1.1%
Kingfisher plc (United Kingdom)[1]	4,487,129	27,206,660

Textiles, Apparel & Luxury Goods - 2.4%
Adidas AG (Germany)[1]	311,550	34,735,408
Lululemon Athletica, Inc.*	604,030	27,598,131

		62,333,539

Total Consumer Discretionary		412,248,160

Consumer Staples - 20.4%
Beverages - 5.5%
AMBEV S.A. - ADR (Brazil)*	5,645,065	36,918,725
Anheuser-Busch InBev N.V. (Belgium)[1]	424,040	40,641,439
Carlsberg A/S - Class B (Denmark)[1]	278,100	27,153,955
SABMiller plc (United Kingdom)[1]	845,580	37,992,286

		142,706,405

Food & Staples Retailing - 6.3%
Carrefour S.A. (France)[1]	1,494,035	51,338,950
Distribuidora Internacional de Alimentacion S.A. (Spain)[1]	848,895	6,975,616
Koninklijke Ahold N.V. (Netherlands)[1]	1,127,150	18,761,857
Tesco plc (United Kingdom)[1]	15,982,790	83,988,946

		161,065,369

Food Products - 6.3%
Charoen Pokphand Foods PCL (Thailand)[1]	21,640,730	18,654,096
Danone (France)[1]	661,420	43,665,966
Nestle S.A. (Switzerland)[1]	784,170	56,829,864

1

Investment Portfolio - January 31, 2014

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Food Products (continued)
Unilever plc - ADR (United Kingdom)	1,084,800	$41,884,128

		161,034,054

Personal Products - 0.8%
Beiersdorf AG (Germany)[1]	208,470	20,605,123

Tobacco - 1.5%
Imperial Tobacco Group plc (United Kingdom)[1]	722,110	26,351,352
Swedish Match AB (Sweden)[1]	401,650	11,753,568

		38,104,920

Total Consumer Staples		523,515,871

Energy - 15.8%
Energy Equipment & Services - 5.7%
CGG (France)*[1]	2,033,047	30,199,929
Petroleum Geo-Services ASA (Norway)[1]	1,021,840	10,601,736
Schlumberger Ltd.	931,260	81,550,438
Trican Well Service Ltd. (Canada)	2,059,100	23,572,189
Trican Well Service Ltd. (Canada)	39,040	445,837

		146,370,129

Oil, Gas & Consumable Fuels - 10.1%
Cameco Corp. (Canada)	2,967,620	62,972,896
Encana Corp. (Canada)	3,497,096	62,842,815
Koninklijke Vopak N.V. (Netherlands)[1]	242,290	13,316,480
Petroleo Brasileiro S.A. - ADR (Brazil)	3,436,910	40,899,229
Talisman Energy, Inc. (Canada)	6,139,890	66,098,569
Talisman Energy, Inc. - ADR (Canada)	100,910	1,084,783
Whitehaven Coal Ltd. (Australia)*[1]	8,318,286	13,057,160

		260,271,932

Total Energy		406,642,061

Financials - 2.8%
Commercial Banks - 1.3%
HSBC Holdings plc (United Kingdom)[1]	3,383,150	34,717,018

Insurance - 1.5%
Admiral Group plc (United Kingdom)[1]	1,589,430	37,699,599

Total Financials		72,416,617

Health Care - 10.7%
Health Care Equipment & Supplies - 2.8%
BioMerieux (France)[1]	134,620	14,158,295
Mindray Medical International Ltd. - ADR (China)	308,931	10,824,942
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	22,080,000	26,025,992

2

Investment Portfolio - January 31, 2014

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Health Care Equipment & Supplies (continued)
Sonova Holding AG (Switzerland)[1]	144,450	$19,838,622

		70,847,851

Health Care Providers & Services - 2.6%
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	533,580	37,602,363
Life Healthcare Group Holdings Ltd. (South Africa)[1]	3,612,630	11,552,865
Sonic Healthcare Ltd. (Australia)[1]	1,112,822	16,062,480

		65,217,708

Life Sciences Tools & Services - 1.4%
QIAGEN N.V.*[1]	1,684,115	36,938,914

Pharmaceuticals - 3.9%
GlaxoSmithKline plc (United Kingdom)[1]	538,800	13,849,409
Novo Nordisk A/S - Class B (Denmark)[1]	1,488,845	58,935,915
Sanofi (France)[1]	284,359	27,799,396

		100,584,720

Total Health Care		273,589,193

Industrials - 9.1%
Airlines - 2.6%
Latam Airlines Group S.A. - ADR (Chile)	978,891	13,606,585
Ryanair Holdings plc - ADR (Ireland)*	1,110,820	52,486,245

		66,092,830

Commercial Services & Supplies - 0.5%
Aggreko plc (United Kingdom)[1]	490,450	12,442,140

Electrical Equipment - 1.8%
Nexans S.A. (France)[1]	537,257	25,176,223
Schneider Electric S.A. (France)[1]	255,039	20,548,618

		45,724,841

Machinery - 1.2%
FANUC Corp. (Japan)[1]	158,994	25,766,507
Westport Innovations, Inc. - ADR (Canada)*	373,960	6,364,799

		32,131,306

Marine - 0.1%
D/S Norden A/S (Denmark)[1]	10,158	474,648
Pacific Basin Shipping Ltd. (Hong Kong)*[1]	4,379,999	2,699,545

		3,174,193

Professional Services - 1.0%
SGS S.A. (Switzerland)[1]	10,830	24,487,670

Trading Companies & Distributors - 1.6%
Brenntag AG (Germany)[1]	245,770	42,364,402

3

Investment Portfolio - January 31, 2014

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Transportation Infrastructure - 0.3%
Groupe Eurotunnel S.A. (France)[1]	721,565	$7,955,560

Total Industrials		234,372,942

Information Technology - 5.9%
Internet Software & Services - 3.3%
Mail.ru Group Ltd. - GDR (Russia)[1]	190,830	7,112,234
Qihoo 360 Technology Co. Ltd. - ADR (China)*	177,980	17,990,218
Tencent Holdings Ltd. (China)[1]	572,900	40,165,972
Yandex N.V. - Class A - ADR (Russia)*	553,570	20,343,697

		85,612,121

IT Services - 1.8%
Amdocs Ltd. - ADR	1,054,035	45,597,554

Semiconductors & Semiconductor Equipment - 0.8%
Tokyo Electron Ltd. (Japan)[1]	372,274	19,408,869

Total Information Technology		150,618,544

Materials - 10.7%
Chemicals - 3.0%
Akzo Nobel N.V. (Netherlands)[1]	202,370	14,554,956
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	296,371	7,382,602
Syngenta AG (Switzerland)[1]	73,372	25,939,355
Umicore S.A. (Belgium)[1]	647,450	27,684,653

		75,561,566

Construction Materials - 3.3%
CRH plc (Ireland)[1]	1,713,793	44,105,002
Holcim Ltd. (Switzerland)[1]	563,620	40,908,961

		85,013,963

Metals & Mining - 4.4%
Alumina Ltd. (Australia)*[1]	27,923,270	30,968,889
Norsk Hydro ASA (Norway)[1]	11,260,450	51,228,745
ThyssenKrupp AG (Germany)*[1]	1,199,690	30,807,746

		113,005,380

Total Materials		273,580,909

Telecommunication Services - 3.9%
Diversified Telecommunication Services - 2.2%
Telenor ASA (Norway)[1]	201,131	4,184,275
Vivendi S.A. (France)[1]	1,995,030	53,555,148

		57,739,423

4

Investment Portfolio - January 31, 2014

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services - 1.7%
America Movil SAB de C.V. - Class L - ADR (Mexico)	2,033,270	$43,227,320

Total Telecommunication Services		100,966,743

TOTAL COMMON STOCKS (Identified Cost $2,273,461,446)		2,447,951,040

SHORT-TERM INVESTMENT - 4.6%
Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.04%
(Identified Cost $116,527,021)	116,527,021	116,527,021

TOTAL INVESTMENTS - 100.0% (Identified Cost $2,389,988,467)		2,564,478,061
OTHER ASSETS, LESS LIABILITIES - 0.0%**		514,295

NET ASSETS - 100%		$2,564,992,356

ADR - American Depository Receipt

GDR - Global Depository Receipt

*Non-income producing security.

**Less than 0.1%.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of January 31, 2014.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United Kingdom 17.3%; France 14.8%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

Federal Tax Information:

On January 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$2,390,874,481
Unrealized appreciation	309,809,266
Unrealized depreciation	(136,205,686)

Net unrealized appreciation	$173,603,580

5

Investment Portfolio - January 31, 2014

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments).A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2014 in valuing the Series, assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$412,248,160	$58,546,973	$353,701,187	$—
Consumer Staples	523,515,871	78,802,853	444,713,018	—
Energy	406,642,061	339,466,756	67,175,305	—
Financials	72,416,617	—	72,416,617	—
Health Care	273,589,193	10,824,942	262,764,251	—
Industrials	234,372,942	72,457,629	161,915,313	—
Information Technology	150,618,544	83,931,469	66,687,075	—
Materials	273,580,909	7,382,602	266,198,307	—
Telecommunication Services	100,966,743	43,227,320	57,739,423	—
Mutual fund	116,527,021	116,527,021	—	—

Total assets	$2,564,478,061	$811,167,565	$1,753,310,496	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2013 or January 31, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS - 33.6%
Consumer Discretionary - 5.6%
Auto Components - 0.0%#
BorgWarner, Inc.	1,520	$81,624
Mando Corp. (South Korea)[1]	2,240	250,205

		331,829

Automobiles - 0.0%#
Hyundai Motor Co. (South Korea)[1]	1,520	329,878

Diversified Consumer Services - 0.0%#
Anhanguera Educacional Participacoes S.A. (Brazil)	66,260	348,701

Hotels, Restaurants & Leisure - 0.8%
Accor S.A. (France)[1]	90,130	4,296,529
Arcos Dorados Holdings, Inc., - Class A (Argentina)	14,700	130,242
Hyatt Hotels Corp. - Class A*	15,410	736,444
InterContinental Hotels Group plc (United Kingdom)[1]	22,600	730,642
McDonald’s Corp.	33,520	3,156,578
Orient-Express Hotels Ltd. - ADR - Class A*	23,280	329,645
Whistler Blackcomb Holdings, Inc. (Canada)	5,110	73,180
Yum! Brands, Inc.	46,930	3,151,350

		12,604,610

Household Durables - 0.5%
DR Horton, Inc.	106,593	2,502,804
Lennar Corp. - Class A	58,860	2,363,818
LG Electronics, Inc. (South Korea)[1]	2,240	136,405
Toll Brothers, Inc.*	73,990	2,719,133

		7,722,160

Leisure Equipment & Products - 0.0%#
Mattel, Inc.	14,830	561,167

Media - 3.7%
AMC Networks, Inc. - Class A*	63,000	4,059,720
DIRECTV*	150,150	10,424,915
Global Mediacom Tbk PT (Indonesia)[1]	1,443,950	218,138
LIN Media LLC - Class A*	20,040	495,188
Nexstar Broadcasting Group, Inc. - Class A	6,180	296,949
Sinclair Broadcast Group, Inc. - Class A	67,930	2,134,361
Starz - Class A*	173,240	4,847,255
Time Warner, Inc.	125,330	7,874,484
Tribune Co.*	32,770	2,441,365
Twenty-First Century Fox, Inc. - Class A	317,700	10,109,214
Viacom, Inc. - Class B	99,850	8,197,685

	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Discretionary (continued)
Media (continued)
The Walt Disney Co.	50,430	$3,661,722

		54,760,996

Specialty Retail - 0.2%
Belle International Holdings Ltd. (Hong Kong)[1]	168,000	181,915
China ZhengTong Auto Services
Holdings Ltd. (China)*[1]	417,000	253,135
Groupe Fnac S.A. (France)*[1]	69	2,152
The Home Depot, Inc.	25,760	1,979,656

		2,416,858

Textiles, Apparel & Luxury Goods - 0.4%
Lululemon Athletica, Inc.*	117,120	5,351,213

Total Consumer Discretionary		84,427,412

Consumer Staples - 4.2%
Beverages - 1.6%
AMBEV S.A. - ADR (Brazil)*	485,840	3,177,394
Anheuser-Busch InBev N.V. (Belgium)[1]	68,430	6,558,564
Cia Cervecerias Unidas S.A. - ADR (Chile)	11,790	252,306
The Coca-Cola Co.	81,060	3,065,689
Dr. Pepper Snapple Group, Inc.	13,150	629,622
Molson Coors Brewing Co. - Class B	23,690	1,247,042
PepsiCo, Inc.	44,610	3,584,860
SABMiller plc (United Kingdom)[1]	130,500	5,863,423

		24,378,900

Food & Staples Retailing - 0.3%
Raia Drogasil S.A. (Brazil)	21,400	128,848
Sysco Corp.	17,970	630,388
Wal-Mart Stores, Inc.	55,240	4,125,323
Whole Foods Market, Inc.	1,650	86,229

		4,970,788

Food Products - 1.4%
Annie’s, Inc.*	1,190	47,743
Charoen Pokphand Foods PCL (Thailand)[1]	323,510	278,862
Ingredion, Inc.	3,560	221,788
Kraft Foods Group, Inc.	42,030	2,200,271
M Dias Branco S.A. (Brazil)	4,860	166,165
Mead Johnson Nutrition Co.	890	68,432
Nestle S.A. (Switzerland)[1]	134,010	9,711,887
Unilever plc - ADR (United Kingdom)	214,530	8,283,003

		20,978,151

Household Products - 0.2%
The Procter & Gamble Co.	42,690	3,270,908

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Personal Products - 0.0%#
Natura Cosmeticos S.A. (Brazil)	13,540	$220,332

Tobacco - 0.7%
Imperial Tobacco Group plc (United Kingdom)[1]	122,230	4,460,436
Philip Morris International, Inc.	65,560	5,122,858

		9,583,294

Total Consumer Staples		63,402,373

Energy - 5.3%
Energy Equipment & Services - 1.7%
Anton Oilfield Services Group (China)[1]	96,000	61,265
Baker Hughes, Inc.	120,620	6,831,917
Cameron International Corp.*	123,520	7,407,494
Fugro N.V. (Netherlands)[1]	1,260	65,891
National Oilwell Varco, Inc.	980	73,510
Schlumberger Ltd.	75,550	6,615,914
SPT Energy Group, Inc. (China)[1]	145,000	99,015
Weatherford International Ltd. - ADR*	352,530	4,773,256

		25,928,262

Oil, Gas & Consumable Fuels - 3.6%
Apache Corp.	22,310	1,790,601
Chevron Corp.	50,030	5,584,849
ConocoPhillips	52,170	3,388,442
Encana Corp. (Canada)	4,540	81,584
EOG Resources, Inc.	16,920	2,795,861
Exxon Mobil Corp.	39,360	3,627,418
Hess Corp.	276,040	20,838,260
Koninklijke Vopak N.V. (Netherlands)[1]	2,680	147,295
ONEOK, Inc.	9,750	667,777
Pacific Rubiales Energy Corp. (Colombia)	21,470	326,363
Peabody Energy Corp.	185,980	3,170,959
Petroleo Brasileiro S.A. - ADR (Brazil)	16,250	193,375
Range Resources Corp.	43,730	3,769,089
Royal Dutch Shell plc - ADR (Netherlands)	39,560	2,733,596
Royal Dutch Shell plc - Class B - ADR (Netherlands)	8,550	622,697
Statoil ASA - ADR (Norway)	44,720	1,060,311
Talisman Energy, Inc. (Canada)	12,010	129,293
Total S.A. (France)[1]	21,740	1,240,312
Total S.A. - ADR (France)	23,820	1,361,789

		53,529,871

Total Energy		79,458,133

	SHARES	VALUE

COMMON STOCKS (continued)
Financials - 4.4%
Capital Markets - 0.2%
American Capital Ltd.*	20,290	$316,727
Ares Capital Corp.	17,970	318,249
Fidus Investment Corp.	15,040	312,381
Hercules Technology Growth Capital, Inc.	20,120	319,103
KCAP Financial, Inc.	39,750	316,807
MCG Capital Corp.	68,990	308,385
OSK Holdings Berhad (Malaysia)[1]	109,600	52,822
PennantPark Investment Corp.	28,360	321,035
TCP Capital Corp.	18,500	320,420
Triangle Capital Corp.	11,720	315,971

		2,901,900

Commercial Banks - 0.3%
Hong Leong Financial Group Berhad (Malaysia)[1]	46,530	220,186
ICICI Bank Ltd. - ADR (India)	6,970	224,225
Shinhan Financial Group Co. Ltd. (South Korea)[1]	10,860	458,297
U.S. Bancorp.	47,650	1,893,135
Wells Fargo & Co.	42,050	1,906,547

		4,702,390

Diversified Financial Services - 0.5%
Citigroup, Inc.	51,690	2,451,657
JSE Ltd. (South Africa)[1]	40,430	301,456
McGraw-Hill Financial, Inc.	57,780	4,393,591

		7,146,704

Insurance - 0.2%
Admiral Group plc (United Kingdom)[1]	108,420	2,571,608
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	21,600	169,614

		2,741,222

Real Estate Investment Trusts (REITS) - 2.9%
Agree Realty Corp.	19,420	555,218
Alexandria Real Estate Equities, Inc.	36,360	2,549,927
American Campus Communities, Inc.	27,640	960,766
American Capital Agency Corp.	8,650	181,217
AmREIT, Inc. - Class B	15,880	258,526
Annaly Capital Management, Inc.	17,120	184,382
Apartment Investment & Management Co. - Class A	24,230	677,713
Associated Estates Realty Corp.	42,460	678,086
AvalonBay Communities, Inc.	4,800	592,800
BioMed Realty Trust, Inc.	143,350	2,796,759
Boston Properties, Inc.	4,520	488,567
Camden Property Trust	9,390	580,490
CBL & Associates Properties, Inc.	41,110	698,459

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Cedar Realty Trust, Inc.	55,730	$351,656
Chesapeake Lodging Trust	29,450	717,108
Coresite Realty Corp.	22,200	681,096
Corporate Office Properties Trust	84,510	2,100,074
CubeSmart	23,460	386,621
DDR Corp.	22,130	346,777
Digital Realty Trust, Inc.	44,160	2,251,718
DuPont Fabros Technology, Inc.	86,640	2,251,774
Education Realty Trust, Inc.	35,290	318,669
Equity Lifestyle Properties, Inc.	15,120	594,367
Equity Residential	11,680	646,838
Essex Property Trust, Inc.	3,630	574,883
Extra Space Storage, Inc.	7,170	327,382
Federal Realty Investment Trust	5,130	559,170
General Growth Properties, Inc.	75,660	1,523,792
Glimcher Realty Trust	42,700	365,512
HCP, Inc.	39,050	1,528,808
Health Care REIT, Inc.	12,730	737,322
Healthcare Realty Trust, Inc.	16,520	378,638
Healthcare Trust of America, Inc.*	83,890	900,140
Home Properties, Inc.	7,980	444,885
Host Hotels & Resorts, Inc.	42,620	783,782
Kimco Realty Corp.	54,650	1,142,732
Mack-Cali Realty Corp.	44,420	898,617
Mid-America Apartment Communities, Inc.	14,890	961,001
National Retail Properties, Inc.	22,870	759,284
Pebblebrook Hotel Trust	26,300	792,419
Physicians Realty Trust	23,530	291,537
Plum Creek Timber Co., Inc.	1,660	71,496
Potlatch Corp.	1,970	78,800
Public Storage	4,740	746,977
Realty Income Corp.	7,340	299,325
Retail Properties of America, Inc. - Class A	29,050	383,169
Simon Property Group, Inc.	17,450	2,701,958
Sovran Self Storage, Inc.	14,040	953,456
Spirit Realty Capital, Inc.	34,980	370,788
Trade Street Residential, Inc.	12,773	102,950
UDR, Inc.	37,620	915,671
Ventas, Inc.	12,260	764,901
Weyerhaeuser Co.	63,630	1,901,264

		44,110,267

Real Estate Management & Development - 0.3%
BR Malls Participacoes S.A. (Brazil)	15,400	96,998
Forest City Enterprises, Inc. - Class A*	20,780	377,988
General Shopping Brasil S.A. (Brazil)*	113,130	332,370

	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Real Estate Management & Development (continued)
Realogy Holdings Corp.*	85,420	$3,892,589

		4,699,945

Total Financials		66,302,428

Health Care - 3.2%
Biotechnology - 0.0%#
Green Cross Corp. (South Korea)[1]	4,640	566,455
Novozymes A/S - Class B (Denmark)[1]	1,700	73,462

		639,917

Health Care Equipment & Supplies - 0.5%
Becton, Dickinson and Co.	40,490	4,377,779
Mindray Medical International Ltd. - ADR (China)	2,940	103,018
Neogen Corp.*	3,720	156,314
Shandong Weigao Group Medical
Polymer Co. Ltd. - Class H (China)[1]	571,800	673,988
Teleflex, Inc.	21,640	2,026,370

		7,337,469

Health Care Providers & Services - 0.1%
Brookdale Senior Living, Inc.*	2,770	76,064
Life Healthcare Group Holdings Ltd. (South Africa)[1]	91,730	293,344
Qualicorp S.A. (Brazil)*	36,020	305,832

		675,240

Health Care Technology - 0.5%
Cerner Corp.*	136,300	7,754,107

Pharmaceuticals - 2.1%
AstraZeneca plc - ADR (United Kingdom)	19,330	1,227,455
Bristol-Myers Squibb Co.	23,590	1,178,792
GlaxoSmithKline plc (United Kingdom)[1]	47,610	1,223,776
GlaxoSmithKline plc - ADR (United Kingdom)	46,360	2,389,394
Johnson & Johnson	149,900	13,261,653
Merck & Co., Inc.	46,240	2,449,333
Novartis AG - ADR (Switzerland)	44,930	3,552,615
Pfizer, Inc.	117,980	3,586,592
Sanofi (France)[1]	12,940	1,265,035
Sanofi - ADR (France)	37,580	1,837,662

		31,972,307

Total Health Care		48,379,040

Industrials - 2.5%
Aerospace & Defense - 0.2%
The Boeing Co.	7,880	987,049

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Aerospace & Defense (continued)
United Technologies Corp.	13,850	$1,579,177

		2,566,226

Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	100,760	5,898,490

Airlines - 0.1%
Gol Linhas Aereas Inteligentes S.A. - ADR (Brazil)*	85,250	335,033
Latam Airlines Group S.A. - ADR (Chile)	24,755	344,095

		679,128

Commercial Services & Supplies - 0.1%
MiX Telematics Ltd. - ADR (South Africa)*	8,430	100,401
Waste Management, Inc.	30,620	1,279,304

		1,379,705

Electrical Equipment - 0.0%#
Polypore International, Inc.*	4,740	157,131
Schneider Electric S.A. (France)[1]	950	76,542

		233,673

Industrial Conglomerates - 0.7%
3M Co.	11,810	1,513,924
General Electric Co.	280,070	7,038,159
Siemens AG - ADR (Germany)	13,050	1,648,085

		10,200,168

Machinery - 0.8%
AGCO Corp.	2,520	134,392
Caterpillar, Inc.	71,900	6,752,129
Deere & Co.	950	81,662
Donaldson Co., Inc.	15,730	649,020
FANUC Corp. (Japan)[1]	960	155,577
Joy Global, Inc.	60,380	3,187,460
KUKA AG (Germany)[1]	3,450	164,622
Luxfer Holdings plc - ADR (United Kingdom)	2,280	47,743
Pall Corp.	2,710	217,071
Pentair Ltd. - ADR	3,540	263,128
Sany Heavy Equipment International
Holdings Co. Ltd. (China)[1]	359,080	93,460
Westport Innovations, Inc. - ADR (Canada)*	9,310	158,456
Xylem, Inc.	6,540	218,174

		12,122,894

Marine - 0.0%#
Sinotrans Shipping Ltd. (China)[1]	1,084,740	356,142

	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Professional Services - 0.0%#
ALS Ltd. (Australia)[1]	16,520	$115,361
SGS S.A. (Switzerland)[1]	30	67,833

		183,194

Road & Rail - 0.2%
CSX Corp.	24,330	654,720
Union Pacific Corp.	12,030	2,096,107

		2,750,827

Trading Companies & Distributors - 0.0%#
Brenntag AG (Germany)[1]	950	163,755
Fastenal Co.	3,040	133,547

		297,302

Transportation Infrastructure - 0.0%#
Groupe Eurotunnel S.A. (France)[1]	35,920	396,033

Total Industrials		37,063,782

Information Technology - 6.3%
Communications Equipment - 2.0%
Cisco Systems, Inc.	113,830	2,494,015
Juniper Networks, Inc.*	552,150	14,692,712
Qualcomm, Inc.	170,220	12,633,728

		29,820,455

Computers & Peripherals - 1.7%
Apple, Inc.	22,530	11,278,518
EMC Corp.	603,690	14,633,446
Stratasys Ltd.*	640	77,158

		25,989,122

Internet Software & Services - 1.0%
eBay, Inc.*	115,500	6,144,600
Google, Inc. - Class A*	6,090	7,192,107
Mail.ru Group Ltd. - GDR (Russia)[1]	3,900	145,353
Qihoo 360 Technology Co. Ltd. - ADR (China)*	3,340	337,607
Tencent Holdings Ltd. (China)[1]	3,400	238,374
Yandex N.V. - Class A - ADR (Russia)*	4,900	180,075
Youku Tudou, Inc. - ADR (China)*	8,130	235,445

		14,473,561

IT Services - 0.4%
InterXion Holding N.V. - ADR (Netherlands)*	8,470	208,531
MasterCard, Inc. - Class A	1,700	128,656
VeriFone Systems, Inc.*	129,950	3,769,850
Visa, Inc. - Class A	730	157,264
Xerox Corp.	113,440	1,230,824

		5,495,125

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
Semiconductors & Semiconductor Equipment - 0.2%
Intel Corp	88,610	$2,174,489
Samsung Electronics Co. Ltd. (South Korea)[1]	190	225,000

		2,399,489

Software - 1.0%
Aspen Technology, Inc.*	1,100	50,127
Aveva Group plc (United Kingdom)[1]	2,750	97,115
Electronic Arts, Inc.*	431,990	11,404,536
Microsoft Corp.	105,880	4,007,558
Totvs S.A. (Brazil)	11,000	144,540

		15,703,876

Total Information Technology		93,881,628

Materials - 1.7%
Chemicals - 0.7%
The Dow Chemical Co.	14,690	668,542
Johnson Matthey plc (United Kingdom)[1]	4,260	225,808
Monsanto Co.	59,020	6,288,581
Mosaic Co.	2,440	108,970
Potash Corp. of Saskatchewan, Inc. (Canada)	2,330	72,976
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	28,640	713,422
Syngenta AG (Switzerland)[1]	6,340	2,241,393
Umicore S.A. (Belgium)[1]	4,020	171,893
Yingde Gases Group Co. Ltd. (China)[1]	229,000	200,818

		10,692,403

Containers & Packaging - 0.0%#
MeadWestvaco Corp.	17,820	642,767

Metals & Mining - 0.9%
Alcoa, Inc.	1,125,530	12,954,850
Alumina Ltd. (Australia)*[1]	82,440	91,432
Impala Platinum Holdings Ltd. (South Africa)[1]	26,570	277,570
Norsk Hydro ASA (Norway)[1]	16,770	76,294
Stillwater Mining Co.*	12,860	161,264

		13,561,410

Paper & Forest Products - 0.1%
International Paper Co.	27,990	1,336,243

Total Materials		26,232,823

Telecommunication Services - 0.1%
Diversified Telecommunication Services - 0.0%#
Vivendi S.A. (France)[1]	24,070	646,142

	SHARES/ PRINCIPAL AMOUNT[3]	VALUE

COMMON STOCKS (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services - 0.1%
America Movil SAB de C.V. - Class L - ADR (Mexico)	19,910	$423,287
MTN Group Ltd. (South Africa)[1]	13,870	247,681

		670,968

Total Telecommunication Services		1,317,110

Utilities - 0.3%
Electric Utilities - 0.2%
Exelon Corp.	33,830	981,070
Northeast Utilities	22,540	987,252
Pinnacle West Capital Corp.	18,390	967,866

		2,936,188

Multi-Utilities - 0.1%
CMS Energy Corp.	36,030	1,001,274

Total Utilities		3,937,462

TOTAL COMMON STOCKS (Identified Cost $446,569,744)		504,402,191

PREFERRED STOCKS - 0.1%
Financials - 0.1%
Commercial Banks - 0.1%
U.S. Bancorp., Series F (non-cumulative), 6.50%[2]	45,425	1,233,289

Insurance - 0.0%#
Principal Financial Group, Inc., Series A (non-cumulative), 5.563%[2]	3,200	320,832

Real Estate Investment Trusts (REITS) - 0.0%#
Public Storage, Series Q, 6.50%	18,560	461,958

TOTAL PREFERRED STOCKS (Identified Cost $1,930,846)		2,016,079

CORPORATE BONDS - 34.3%
Convertible Corporate Bonds - 0.0%#
Financials - 0.0%#
Real Estate Investment Trusts (REITS) - 0.0%#
BioMed Realty LP4, 3.75%, 1/15/2030 (Identified Cost $476,625)	410,000	478,931

Non-Convertible Corporate Bonds - 34.3%
Consumer Discretionary - 4.3%
Auto Components - 0.2%
Gestamp Funding Luxembourg S.A. (Spain)[4], 5.625%, 5/31/2020	640,000	656,000
Icahn Enterprises LP - Icahn Enterprises Finance Corp.[4], 3.50%, 3/15/2017	310,000	310,387
Icahn Enterprises LP - Icahn Enterprises Finance Corp.[4], 6.00%, 8/1/2020	830,000	860,087

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Auto Components (continued)
Icahn Enterprises LP - Icahn Enterprises Finance Corp.[4], 5.875%, 2/1/2022	635,000	$629,444

		2,455,918

Automobiles - 0.8%
Ford Motor Credit Co. LLC, 8.00%, 12/15/2016.	4,345,000	5,124,927
Ford Motor Credit Co. LLC, 6.625%, 8/15/2017	500,000	578,751
Ford Motor Credit Co. LLC, 5.00%, 5/15/2018	3,030,000	3,357,907
Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	1,825,000	2,302,730

		11,364,315

Diversified Consumer Services - 0.3%
Block Financial LLC, 5.50%, 11/1/2022	4,990,000	5,275,159

Hotels, Restaurants & Leisure - 0.6%
International Game Technology, 7.50%, 6/15/2019	6,375,000	7,564,441
NAI Entertainment Holdings - NAI Entertainment Holdings Finance Corp.[4], 5.00%, 8/1/2018	550,000	570,625
Royal Caribbean Cruises Ltd., 11.875%, 7/15/2015	500,000	570,000

		8,705,066

Household Durables - 0.6%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[4], 6.125%, 7/1/2022	895,000	899,475
Lennar Corp., 6.95%, 6/1/2018	575,000	644,000
Newell Rubbermaid, Inc., 4.70%, 8/15/2020	1,400,000	1,511,118
NVR, Inc., 3.95%, 9/15/2022	1,070,000	1,038,313
Tupperware Brands Corp., 4.75%, 6/1/2021	4,105,000	4,212,608
Weekley Homes LLC - Weekley Finance Corp.[4], 6.00%, 2/1/2023	625,000	607,813

		8,913,327

Media - 1.5%
British Sky Broadcasting Group plc (United Kingdom)[4], 9.50%, 11/15/2018	2,065,000	2,713,980
CCO Holdings LLC - CCO Holdings Capital Corp.[4], 5.25%, 3/15/2021	1,070,000	1,039,238
Comcast Corp., 5.15%, 3/1/2020	500,000	567,375
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	3,140,000	3,462,757
Discovery Communications LLC, 5.05%, 6/1/2020	2,880,000	3,197,154

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Media (continued)
Hughes Satellite Systems Corp., 6.50%, 6/15/2019	350,000	$380,625
Sirius XM Radio, Inc.[4], 4.25%, 5/15/2020	1,275,000	1,190,531
Starz LLC - Starz Finance Corp., 5.00%, 9/15/2019	555,000	570,956
Time Warner, Inc., 4.875%, 3/15/2020	5,060,000	5,613,837
Time Warner, Inc., 4.75%, 3/29/2021	3,370,000	3,697,790
The Walt Disney Co., 2.75%, 8/16/2021	400,000	398,493

		22,832,736

Multiline Retail - 0.2%
Dollar General Corp., 1.875%, 4/15/2018	1,550,000	1,536,872
Macy’s Retail Holdings, Inc., 2.875%, 2/15/2023	1,575,000	1,462,726
Target Corp., 3.875%, 7/15/2020	535,000	573,695

		3,573,293

Specialty Retail - 0.0%#
Rent-A-Center, Inc., 6.625%, 11/15/2020	500,000	507,500

Textiles, Apparel & Luxury Goods - 0.1%
SIWF Merger Sub, Inc. - Springs Industries, Inc.[4], 6.25%, 6/1/2021	555,000	560,550
VF Corp., 5.95%, 11/1/2017	485,000	564,517

		1,125,067

Total Consumer Discretionary		64,752,381

Consumer Staples - 0.6%
Beverages - 0.2%
Crestview DS Merger Sub II, Inc.[4], 10.00%, 9/1/2021	600,000	654,000
PepsiCo, Inc., 5.00%, 6/1/2018	110,000	125,030
Pernod-Ricard S.A. (France)[4], 5.75%, 4/7/2021	1,365,000	1,540,173

		2,319,203

Food & Staples Retailing - 0.1%
C&S Group Enterprises LLC[4], 8.375%, 5/1/2017	614,000	644,700
KeHE Distributors LLC - KeHE Finance Corp.[4], 7.625%, 8/15/2021	560,000	593,600
Shearer’s Foods LLC - Chip Finance Corp.[4], 9.00%, 11/1/2019	680,000	737,800

		1,976,100

Food Products - 0.1%
General Mills, Inc., 5.65%, 2/15/2019	375,000	437,489
Land O_ Lakes, Inc.[4], 6.00%, 11/15/2022	465,000	482,437

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Food Products (continued)
Pinnacle Operating Corp.[4], 9.00%, 11/15/2020	555,000	$598,013
Tyson Foods, Inc., 4.50%, 6/15/2022	455,000	474,283

		1,992,222

Household Products - 0.1%
Harbinger Group, Inc.[4], 7.875%, 7/15/2019	815,000	872,050
Harbinger Group, Inc.[4], 7.75%, 1/15/2022	560,000	558,600

		1,430,650

Tobacco - 0.1%
Vector Group Ltd., 7.75%, 2/15/2021	775,000	827,313

Total Consumer Staples		8,545,488

Energy - 2.0%
Energy Equipment & Services - 0.9%
Baker Hughes, Inc., 7.50%, 11/15/2018	1,235,000	1,531,101
Calfrac Holdings LP (Canada)[4], 7.50%, 12/1/2020	970,000	1,006,375
Nabors Industries, Inc.[4], 2.35%, 9/15/2016	805,000	824,334
Parker Drilling Co.[4], 6.75%, 7/15/2022	855,000	874,237
Schlumberger Oilfield plc[4], 4.20%, 1/15/2021	450,000	484,913
Shelf Drilling Holdings Ltd. (United Arab Emirates)[4], 8.625%, 11/1/2018	485,000	522,587
Sidewinder Drilling, Inc.[4], 9.75%, 11/15/2019	485,000	451,050
Weatherford International Ltd., 9.625%, 3/1/2019	6,350,000	8,243,653

		13,938,250

Oil, Gas & Consumable Fuels - 1.1%
Buckeye Partners LP, 4.15%, 7/1/2023	1,145,000	1,121,745
Chesapeake Oilfield Operating LLC - Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/2019	1,270,000	1,333,500
Crestwood Midstream Partners LP - Crestwood Midstream Finance Corp.[4], 6.125%, 3/1/2022	915,000	933,300
Energy XXI Gulf Coast, Inc.[4], 7.50%, 12/15/2021	860,000	892,250
Gazprom OAO Via Gaz Capital S.A. (Russia)[4], 9.25%, 4/23/2019	1,200,000	1,449,000
Lukoil International Finance B.V. (Russia)[4], 3.416%, 4/24/2018	640,000	635,200
Northern Tier Energy LLC - Northern Tier Finance Corp., 7.125%, 11/15/2020	885,000	938,100
PBF Holding Co. LLC - PBF Finance Corp., 8.25%, 2/15/2020	1,170,000	1,278,225

	PRINCIPAL AMOUNT[3]		VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Petrobras Global Finance B.V. (Brazil)[5], 1.855%, 5/20/2016		4,115,000	$4,058,419
Petroleos Mexicanos (Mexico), 3.50%, 7/18/2018		2,225,000	2,275,063
Sabine Pass Liquefaction LLC[4], 5.875%, 2/1/2021		1,025,000	1,022,438
Ultra Petroleum Corp.[4], 5.75%, 12/15/2018		605,000	626,175

			16,563,415

Total Energy			30,501,665

Financials - 20.1%
Capital Markets - 4.1%
Credit Suisse AG (Switzerland)[4], 2.60%, 5/27/2016		6,145,000	6,400,675
Goldman Sachs Capital I, 6.345%, 2/15/2034		380,000	388,278
Goldman Sachs Capital II5, 4.00%, 6/1/2043		1,500,000	1,123,125
Goldman Sachs Group, Inc., 3.625%, 2/7/2016		5,400,000	5,660,960
The Goldman Sachs Group, Inc., 5.95%, 1/18/2018		950,000	1,081,575
The Goldman Sachs Group, Inc., 2.375%, 1/22/2018		6,270,000	6,316,956
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018		2,110,000	2,424,095
The Goldman Sachs Group, Inc.[5], 1.336%, 11/15/2018		6,155,000	6,169,242
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020		6,125,000	6,849,318
The Goldman Sachs Group, Inc.[5], 1.838%, 11/29/2023		1,415,000	1,432,879
The Goldman Sachs Group, Inc., Series D, 6.00%, 6/15/2020		1,150,000	1,325,608
Morgan Stanley, 3.80%, 4/29/2016		5,405,000	5,713,734
Morgan Stanley, 2.125%, 4/25/2018		6,815,000	6,800,777
Morgan Stanley, 5.50%, 1/26/2020		2,650,000	2,991,877
Morgan Stanley, 5.75%, 1/25/2021		5,955,000	6,767,298

			61,446,397

Commercial Banks - 5.4%
Bank of Montreal (Canada)[4], 2.625%, 1/25/2016		2,965,000	3,083,511
Bank of Montreal (Canada)[4], 1.95%, 1/30/2017		5,000,000	5,143,835
Bank of Nova Scotia (Canada)[4], 1.65%, 10/29/2015		1,080,000	1,101,816
Barclays Bank plc (United Kingdom)[4], 2.50%, 9/21/2015		1,180,000	1,217,240
Barclays Bank plc (United Kingdom), 4.25%, 1/12/2022	GBP	380,000	675,303
BB&T Corp., 5.20%, 12/23/2015		1,025,000	1,102,116

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[3]		VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds(continued)
Financials (continued)
Commercial Banks (continued)
BBVA Bancomer S.A. (Mexico)[4], 6.75%, 9/30/2022		1,460,000	$1,564,025
BBVA US Senior S.A.U. (Spain), 4.664%, 10/9/2015		10,165,000	10,668,035
BNP Paribas Home Loan Covered Bonds S.A. (France)[4], 2.20%, 11/2/2015		1,080,000	1,108,112
Canadian Imperial Bank of Commerce (Canada)[4], 2.75%, 1/27/2016		1,450,000	1,511,683
Commonwealth Bank of Australia (Australia)[4], 0.75%, 1/15/2016		1,270,000	1,272,248
Commonwealth Bank of Australia (Australia), 5.75%, 1/25/2017	AUD	300,000	278,870
Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A. (Netherlands)[5], 8.40%, 11/29/2049		1,100,000	1,219,669
HSBC Bank plc (United Kingdom)[4], 1.50%, 5/15/2018		2,115,000	2,081,526
HSBC USA Capital Trust I (United Kingdom)[4], 7.808%, 12/15/2026		400,000	405,000
Intesa Sanpaolo S.p.A. (Italy), 3.125%, 1/15/2016		4,532,000	4,622,663
Intesa Sanpaolo S.p.A. (Italy), 2.375%, 1/13/2017		1,625,000	1,623,830
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019		1,975,000	1,997,878
Lloyds Bank plc (United Kingdom)[4], 6.50%, 9/14/2020		3,200,000	3,663,046
Lloyds Bank plc (United Kingdom)[5], 9.875%, 12/16/2021		1,247,000	1,487,048
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017		315,000	368,070
National Australia Bank Ltd. (Australia)[4], 1.25%, 3/8/2018		2,500,000	2,463,290
National Bank of Canada (Canada)[4], 2.20%, 10/19/2016		4,880,000	5,050,810
National City Corp., 6.875%, 5/15/2019		6,630,000	7,958,645
PNC Bank National Association, 5.25%, 1/15/2017		120,000	132,802
Royal Bank of Canada (Canada), 3.27%, 11/10/2014	CAD	225,000	205,071
Royal Bank of Canada (Canada), 3.18%, 3/16/2015	CAD	355,000	325,207
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	CAD	340,000	325,542
Royal Bank of Scotland Group plc (United Kingdom), 5.00%, 10/1/2014		1,225,000	1,247,975
The Royal Bank of Scotland plc (United Kingdom)[5], 9.50%, 3/16/2022		555,000	649,073
Santander Holdings USA, Inc., 4.625%, 4/19/2016		220,000	235,602
Santander Holdings USA, Inc., 3.45%, 8/27/2018		1,600,000	1,659,053
The Toronto-Dominion Bank (Canada)[4], 1.625%, 9/14/2016		5,555,000	5,670,488

	PRINCIPAL AMOUNT[3]		VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Commercial Banks (continued)
U.S. Bank National Association, 6.30%, 2/4/2014		25,000	$25,000
Wachovia Corp., 5.25%, 8/1/2014		4,450,000	4,545,951
Wells Fargo & Co., 1.50%, 1/16/2018		4,650,000	4,638,170
Westpac Banking Corp. (Australia), 5.75%, 2/6/2017	AUD	300,000	279,051

			81,607,254

Consumer Finance - 0.6%
Ally Financial, Inc., 6.75%, 12/1/2014		545,000	566,119
Ally Financial, Inc., 2.75%, 1/30/2017		600,000	602,250
American Express Co.[5], 6.80%, 9/1/2066		1,890,000	2,034,113
Capital One Bank USA National Association, 2.15%, 11/21/2018		650,000	650,383
Caterpillar Financial Services Corp., 7.05%, 10/1/2018		770,000	943,294
CNG Holdings, Inc.[4], 9.375%, 5/15/2020		820,000	764,650
Discover Bank, 4.20%, 8/8/2023		1,120,000	1,128,236
Interface Security Systems Holdings, Inc. - Interface Security Systems LLC[4], 9.25%, 1/15/2018		490,000	490,000
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017		900,000	945,000

			8,124,045

Diversified Financial Services - 4.5%
Bank of America Corp., 6.50%, 8/1/2016		2,000,000	2,249,702
Bank of America Corp., 5.75%, 8/15/2016		1,425,000	1,569,070
Bank of America Corp., 6.875%, 4/25/2018		7,420,000	8,848,506
Bank of America Corp., 7.625%, 6/1/2019		2,315,000	2,866,634
The Bear Stearns Companies LLC, 7.25%, 2/1/2018		1,775,000	2,124,029
Citigroup, Inc., 5.85%, 8/2/2016		2,200,000	2,450,402
Citigroup, Inc., 8.50%, 5/22/2019		3,709,000	4,773,123
CME Group, Inc., 3.00%, 9/15/2022		1,040,000	1,014,028
General Electric Capital Corp., 5.625%, 5/1/2018		5,725,000	6,610,463
General Electric Capital Corp., 5.50%, 1/8/2020		2,705,000	3,124,023
General Electric Capital Corp., 5.30%, 2/11/2021		1,450,000	1,631,691
General Electric Capital Corp.[5], 0.616%, 5/5/2026		2,385,000	2,170,779
ING Bank N.V. (Netherlands)[4], 5.125%, 5/1/2015		460,000	479,859
ING US, Inc., 2.90%, 2/15/2018		3,065,000	3,160,815

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services (continued)
ING US, Inc., 5.50%, 7/15/2022	1,015,000	$1,125,030
Jefferies Finance LLC - JFIN Co-Issuer Corp.[4], 7.375%, 4/1/2020	790,000	827,525
Jefferies Group LLC, 5.125%, 4/13/2018	820,000	896,752
Jefferies Group LLC, 8.50%, 7/15/2019	3,980,000	4,899,400
Jefferies Group LLC, 6.875%, 4/15/2021	4,500,000	5,211,428
JPMorgan Chase & Co., 3.15%, 7/5/2016	4,300,000	4,498,097
JPMorgan Chase & Co., 1.625%, 5/15/2018	4,700,000	4,634,383
JPMorgan Chase & Co., 6.30%, 4/23/2019	500,000	591,378
JPMorgan Chase & Co., 4.95%, 3/25/2020	1,255,000	1,401,177

		67,158,294

Insurance - 2.7%
American International Group, Inc., 6.40%, 12/15/2020	800,000	951,839
American International Group, Inc., 4.875%, 6/1/2022	9,095,000	9,897,688
Fidelity National Financial, Inc., 6.60%, 5/15/2017	1,725,000	1,941,510
First American Financial Corp., 4.30%, 2/1/2023	1,145,000	1,114,532
Genworth Holdings, Inc., 7.70%, 6/15/2020	942,000	1,137,942
Genworth Holdings, Inc., 7.625%, 9/24/2021	10,245,000	12,341,066
Genworth Holdings, Inc.[5], 6.15%, 11/15/2066	3,500,000	3,128,125
Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	9,035,000	9,960,455

		40,473,157

Real Estate Investment Trusts (REITS) - 2.8%
American Campus Communities Operating Partnership LP, 3.75%, 4/15/2023	860,000	814,577
American Tower Corp., 3.40%, 2/15/2019	5,090,000	5,259,670
American Tower Trust I4, 1.551%, 3/15/2018	985,000	967,171
BioMed Realty LP, 3.85%, 4/15/2016	470,000	491,152
Boston Properties LP, 5.875%, 10/15/2019	5,250,000	6,089,071
Camden Property Trust, 5.70%, 5/15/2017	2,270,000	2,535,858
Corrections Corp. of America, 4.125%, 4/1/2020	795,000	769,163
Digital Realty Trust LP, 5.875%, 2/1/2020	1,300,000	1,429,636

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Digital Realty Trust LP, 5.25%, 3/15/2021	880,000	$916,168
Dupont Fabros Technology LP, 5.875%, 9/15/2021	865,000	897,437
HCP, Inc., 6.70%, 1/30/2018	3,455,000	4,047,152
Health Care REIT, Inc., 6.20%, 6/1/2016	520,000	579,871
Health Care REIT, Inc., 4.95%, 1/15/2021	4,100,000	4,420,161
Mack-Cali Realty LP, 5.80%, 1/15/2016	3,555,000	3,844,711
Mack-Cali Realty LP, 7.75%, 8/15/2019	370,000	447,028
Rialto Holdings LLC - Rialto Corp.[4], 7.00%, 12/1/2018	600,000	606,000
Simon Property Group LP, 10.35%, 4/1/2019	5,660,000	7,709,746
UDR, Inc., 4.625%, 1/10/2022	730,000	769,020

		42,593,592

Thrifts & Mortgage Finance - 0.0%#
Provident Funding Associates LP - PFG Finance Corp.[4], 6.75%, 6/15/2021	555,000	548,063

Total Financials		301,950,802

Health Care - 0.9%
Biotechnology - 0.4%
Amgen, Inc., 3.45%, 10/1/2020	5,750,000	5,976,556

Health Care Providers & Services - 0.4%
Express Scripts Holding Co., 4.75%, 11/15/2021	1,250,000	1,356,788
Fresenius Medical Care US Finance, Inc. (Germany), 6.875%, 7/15/2017	225,000	255,094
Fresenius Medical Care US Finance, Inc. (Germany)[4], 6.50%, 9/15/2018	950,000	1,069,938
Fresenius US Finance II, Inc. (Germany)[4], 9.00%, 7/15/2015	800,000	882,000
HCA, Inc., 6.375%, 1/15/2015	545,000	567,481
Tenet Healthcare Corp., 8.125%, 4/1/2022	550,000	600,187
UnitedHealth Group, Inc., 2.75%, 2/15/2023	630,000	592,954

		5,324,442

Pharmaceuticals - 0.1%
Forest Laboratories, Inc.[4], 4.375%, 2/1/2019	575,000	577,156
Novartis Securities Investment Ltd. (Switzerland), 5.125%, 2/10/2019	595,000	680,637

		1,257,793

Total Health Care		12,558,791

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials - 2.1%
Aerospace & Defense - 0.5%
Bombardier, Inc. (Canada)[4], 4.25%, 1/15/2016	495,000	$512,325
Bombardier, Inc. (Canada)[4], 6.125%, 1/15/2023	930,000	916,050
DigitalGlobe, Inc., 5.25%, 2/1/2021	490,000	481,425
Erickson Air-Crane, Inc.[4], 8.25%, 5/1/2020	720,000	747,000
Honeywell International, Inc., 5.30%, 3/1/2018	405,000	462,697
Textron, Inc., 5.60%, 12/1/2017	3,150,000	3,512,228
Textron, Inc., 7.25%, 10/1/2019	350,000	414,100

		7,045,825

Air Freight & Logistics - 0.4%
FedEx Corp., 8.00%, 1/15/2019	4,690,000	5,910,873
Neovia Logistics Intermediate Holdings LLC - Logistics Intermediate Finance Corp.[4,6], 10.00%, 2/15/2018	500,000	508,750

		6,419,623

Airlines - 0.4%
American Airlines Pass-Through Trust, Series 2013-2, Class A4, 4.95%, 1/15/2023	2,731,677	2,909,236
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B4, 6.375%, 1/2/2016	330,000	353,100
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	135,000	144,450
Southwest Airlines Co., 5.75%, 12/15/2016	1,070,000	1,199,762
United Continental Holdings, Inc., 6.375%, 6/1/2018	565,000	593,956

		5,200,504

Construction & Engineering - 0.1%
Abengoa Finance S.A.U. (Spain)[4], 7.75%, 2/1/2020	750,000	787,500

Industrial Conglomerates - 0.1%
General Electric Co., 5.25%, 12/6/2017	180,000	204,777
Tyco Electronics Group S.A. (Switzerland), 4.875%, 1/15/2021	725,000	770,083

		974,860

Machinery - 0.2%
CNH Capital LLC, 6.25%, 11/1/2016	835,000	917,456
Joy Global, Inc., 5.125%, 10/15/2021	480,000	505,172
SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[4], 8.875%, 8/1/2020	905,000	977,400

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Machinery (continued)
Waterjet Holdings, Inc.[4], 7.625%, 2/1/2020	545,000	$557,263

		2,957,291

Research & Consulting Services - 0.0%#
FTI Consulting, Inc., 6.00%, 11/15/2022	480,000	487,200

Road & Rail - 0.0%#
JB Hunt Transport Services, Inc., 3.375%, 9/15/2015	105,000	108,872
Union Pacific Corp., 5.65%, 5/1/2017	175,000	196,566

		305,438

Trading Companies & Distributors - 0.4%
Air Lease Corp., 3.375%, 1/15/2019	1,910,000	1,912,387
Aircastle Ltd., 4.625%, 12/15/2018	600,000	604,500
Aviation Capital Group Corp.[4], 4.625%, 1/31/2018	490,000	512,574
Aviation Capital Group Corp.[4], 6.75%, 4/6/2021	750,000	822,709
Blueline Rental Finance Corp.[4], 7.00%, 2/1/2019	565,000	584,069
Fly Leasing Ltd. (Ireland), 6.75%, 12/15/2020	605,000	612,563
International Lease Finance Corp., 8.625%, 9/15/2015	500,000	552,500
Rexel S.A. (France)[4], 5.25%, 6/15/2020	790,000	793,950

		6,395,252

Total Industrials		30,573,493

Information Technology - 1.1%
Communications Equipment - 0.1%
Windstream Corp., 7.50%, 6/1/2022	915,000	931,013

Computers & Peripherals - 0.5%
Apple, Inc., 2.40%, 5/3/2023	920,000	842,298
EMC Corp., 2.65%, 6/1/2020	2,515,000	2,516,894
Hewlett-Packard Co., 5.40%, 3/1/2017	850,000	945,627
Hewlett-Packard Co., 5.50%, 3/1/2018	330,000	374,441
Hewlett-Packard Co.[5], 1.182%, 1/14/2019	2,840,000	2,838,654

		7,517,914

Electronic Equipment, Instruments & Components - 0.2%
Corning, Inc., 6.625%, 5/15/2019	3,200,000	3,886,378

IT Services - 0.3%
The Western Union Co., 5.253%, 4/1/2020	995,000	1,078,371

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
IT Services (continued)
Xerox Corp., 2.75%, 3/15/2019	2,845,000	$2,869,845

		3,948,216

Semiconductors & Semiconductor Equipment - 0.0%#
Magnachip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	755,000	774,819

Total Information Technology		17,058,340

Materials - 1.9%
Chemicals - 0.0%#
Nufarm Australia Ltd. (Australia)[4], 6.375%, 10/15/2019	590,000	607,700

Containers & Packaging - 0.1%
Smurfit Kappa Acquisitions (Ireland)[4], 4.875%, 9/15/2018	1,265,000	1,318,763

Metals & Mining - 1.2%
Allegheny Technologies, Inc., 5.95%, 1/15/2021	2,005,000	2,113,635
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	1,535,000	1,856,097
Cliffs Natural Resources, Inc., 5.90%, 3/15/2020	1,215,000	1,228,138
Cliffs Natural Resources, Inc., 4.80%, 10/1/2020	600,000	570,818
Dynacast International LLC - Dynacast Finance, Inc., 9.25%, 7/15/2019	510,000	562,913
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/2018	80,000	80,181
Plains Exploration & Production Co., 6.125%, 6/15/2019	2,425,000	2,655,375
Plains Exploration & Production Co., 6.50%, 11/15/2020	4,130,000	4,527,513
Rio Tinto Finance USA Ltd. (United Kingdom), 3.75%, 9/20/2021	1,490,000	1,534,249
Rio Tinto Finance USA plc (United Kingdom), 1.375%, 6/17/2016	1,400,000	1,413,241
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	1,020,000	1,036,253

		17,578,413

Paper & Forest Products - 0.6%
International Paper Co., 9.375%, 5/15/2019	5,700,000	7,520,996
International Paper Co., 7.50%, 8/15/2021	620,000	778,859

		8,299,855

Total Materials		27,804,731

Telecommunication Services - 0.9%
Diversified Telecommunication Services - 0.2%
Telefonica Emisiones S.A.U. (Spain), 6.221%, 7/3/2017	2,550,000	2,909,468

	PRINCIPAL AMOUNT3/ SHARES	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services - 0.7%
Altice Financing S.A. (Luxembourg)[4], 6.50%, 1/15/2022	875,000	$888,125
America Movil SAB de C.V. (Mexico), 5.00%, 3/30/2020	2,250,000	2,448,691
CPI International, Inc., 8.00%, 2/15/2018	505,000	530,250
Crown Castle Towers LLC[4], 6.113%, 1/15/2020	390,000	447,621
Crown Castle Towers LLC[4], 4.883%, 8/15/2020	224,000	243,875
Digicel Ltd. (Jamaica)[4], 6.00%, 4/15/2021	870,000	843,900
SBA Tower Trust[4], 5.101%, 4/17/2017	200,000	216,554
SBA Tower Trust[4], 2.933%, 12/15/2017	1,785,000	1,822,471
SBA Tower Trust[4], 3.598%, 4/15/2018	2,505,000	2,452,175
UPCB Finance VI Ltd. (Netherlands)[4], 6.875%, 1/15/2022	1,080,000	1,155,600

		11,049,262

Total Telecommunication Services		13,958,730

Utilities - 0.4%
Independent Power Producers & Energy Traders - 0.4%
Exelon Generation Co. LLC, 5.20%, 10/1/2019	5,000,000	5,462,875
NRG Energy, Inc.[4], 6.25%, 7/15/2022	875,000	877,187

Total Utilities		6,340,062

Total Non-Convertible Corporate Bonds (Identified Cost $498,007,469)		514,044,483

TOTAL CORPORATE BONDS (Identified Cost $498,484,094)		514,523,414

MUTUAL FUND - 0.3%
iShares iBoxx $ High Yield Corporate Bond ETF (Identified Cost $3,692,508)	41,370	3,857,753

U.S. TREASURY SECURITIES - 2.7%
U.S. Treasury Notes - 2.7%
U.S. Treasury Note, 0.25%, 10/31/2015	20,000,000	19,992,180
U.S. Treasury Note, 0.625%, 10/15/2016	20,000,000	20,018,760

TOTAL U.S. TREASURY SECURITIES (Identified Cost $40,005,269)		40,010,940

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

ASSET-BACKED SECURITIES - 0.3%
Americredit Automobile Receivables Trust, Series 2012-5, Class A3, 0.62%, 6/8/2017	1,225,000	$1,226,294
Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A4, 2.20%, 9/16/2019	2,560,000	2,576,202
FDIC Trust, Series 2011-R1, Class A4, 2.672%, 7/25/2026	1,025,223	1,058,339
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[4], 5.29%, 3/25/2016	170,000	177,122
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[4], 3.74%, 2/25/2017	300,000	315,006

TOTAL ASSET-BACKED SECURITIES (Identified Cost $5,279,273)		5,352,963

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.7%
Americold LLC Trust, Series 2010-ARTA, Class A1[4], 3.847%, 1/14/2029	375,019	392,356
BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A4, 2.959%, 12/10/2030	910,000	873,261
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4[5], 5.737%, 5/10/2045	100,000	108,906
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/2046	1,325,000	1,438,628
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	790,000	827,565
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A4[5], 5.711%, 9/11/2038	595,000	651,036
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	830,000	902,705
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class AM5, 5.568%, 10/12/2041	1,920,000	2,101,200
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[4], 3.759%, 4/15/2044	660,000	692,584

	PRINCIPAL AMOUNT[3]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup - Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4[5], 5.219%, 7/15/2044	410,000	$434,122
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[4], 3.156%, 7/10/2046	227,206	233,602
Commercial Mortgage Pass-Through Certificates, Series 2012-CR4, Class A3, 2.853%, 10/15/2045	1,275,000	1,218,152
Commercial Mortgage Trust, Series 2006-GG7, Class A4[5], 5.82%, 7/10/2038	431,491	470,578
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[4,5], 2.50%, 5/25/2043	2,398,492	2,203,763
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[4,5], 2.13%, 2/25/2043	2,145,822	1,894,023
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1[4], 3.742%, 11/10/2046	813,039	852,670
Extended Stay America Trust, Series 2013-ESH7, Class A27[4], 2.958%, 12/5/2031	2,015,000	1,989,514
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class A2, 2.377%, 5/25/2022	1,690,000	1,604,542
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	1,552,414	1,554,996
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	1,770,000	1,755,082
FREMF Mortgage Trust, Series 2011-K701, Class B4,5, 4.286%, 7/25/2048	875,000	913,284
FREMF Mortgage Trust, Series 2011-K702, Class B4,5, 4.77%, 4/25/2044	1,250,000	1,328,038
FREMF Mortgage Trust, Series 2013-K502, Class B4,5, 2.728%, 3/25/2045	1,725,000	1,715,619
GS Mortgage Securities Corp. II, Series 2010-C2, Class A1[4], 3.849%, 12/10/2043	1,053,557	1,110,382
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4[5], 5.244%, 1/12/2043	1,210,000	1,287,343

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4[5], 5.238%, 12/15/2044	325,000	$346,030
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4[5], 5.873%, 4/15/2045	1,075,000	1,174,582
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[4,5], 3.00%, 3/25/2043	1,852,395	1,766,368
JP Morgan Mortgage Trust, Series 2013-2, Class A2[4,5], 3.50%, 5/25/2043	2,244,256	2,193,468
LSTAR Commercial Mortgage Trust, Series 2011-1, Class A4, 3.913%, 6/25/2043	157,752	159,368
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5 Class A4, 3.176%, 8/15/2045	880,000	869,051
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4A5, 5.23%, 9/15/2042	605,213	635,617
Morgan Stanley Capital I Trust, Series 2011-C1, Class A2[4], 3.884%, 9/15/2047	700,000	734,267
Motel 6 Trust, Series 2012-MTL6, Class A2[4], 1.948%, 10/5/2025	1,275,000	1,267,996
Resource Capital Corp., Series 2013-CRE1, Class A (Cayman Islands)[4,5], 1.455%, 12/15/2028	1,350,000	1,350,135
SCG Trust, Series 2013-SRP1, Class AJ4,5, 2.11%, 11/15/2026	4,050,000	4,050,551
Sequoia Mortgage Trust, Series 2013-2, Class A1[5], 1.874%, 2/25/2043	1,675,395	1,431,583
Sequoia Mortgage Trust, Series 2013-7, Class A2[5], 3.00%, 6/25/2043	1,536,003	1,425,040
Sequoia Mortgage Trust, Series 2013-8, Class A1[5], 3.00%, 6/25/2043	2,090,975	1,933,264
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX4, 4.004%, 9/13/2028	155,000	164,140
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[5], 5.239%, 10/15/2044	85,014	89,843
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[5], 6.011%, 6/15/2045	955,000	1,045,555

	PRINCIPAL AMOUNT[3]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[4], 4.393%, 11/15/2043		265,000	$286,938
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3, 2.918%, 10/15/2045		2,315,000	2,233,382
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2[4], 3.791%, 2/15/2044		1,470,000	1,542,079
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A2, 2.029%, 3/15/2045		1,815,000	1,826,199

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $56,357,348)			55,079,407

FOREIGN GOVERNMENT BONDS - 2.8%
Bonos de la Tesoreria de la Republica en pesos (Chile), 6.00%, 1/1/2018	CLP	330,000,000	625,278
Brazil Letras do Tesouro Nacional (Brazil)[7], 0.00%, 1/1/2015	BRL	1,100,000	411,502
Brazilian Government Bond (Brazil), 8.875%, 10/14/2019		600,000	768,000
Canada Housing Trust No. 1 (Canada)[4], 4.10%, 12/15/2018	CAD	295,000	292,733
Canadian Government Bond (Canada), 1.50%, 9/1/2017	CAD	500,000	452,076
Chile Government Bond (Chile), 3.25%, 9/14/2021		1,250,000	1,240,625
Ireland Government Bond (Ireland), 5.00%, 10/18/2020	EUR	230,000	358,644
Ireland Government Bond (Ireland), 5.40%, 3/13/2025	EUR	230,000	363,197
Italy Buoni Poliennali Del Tesoro (Italy), 2.25%, 5/15/2016	EUR	130,000	179,251
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 9/1/2022	EUR	480,000	740,215
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 11/1/2022	EUR	565,000	874,670
Italy Buoni Poliennali Del Tesoro (Italy), 4.50%, 5/1/2023	EUR	480,000	692,121
Italy Buoni Poliennali Del Tesoro (Italy)[4], 5.00%, 3/1/2025	EUR	375,000	556,342
Japan Government Five Year Bond (Japan), 0.30%, 12/20/2016	JPY	77,000,000	757,644
Japan Government Two Year Bond (Japan), 0.10%, 3/15/2014	JPY	55,300,000	541,280
Korea Treasury Bond (South Korea), 4.50%, 3/10/2015	KRW	720,000,000	685,632
Korea Treasury Bond (South Korea), 2.75%, 6/10/2016	KRW	370,000,000	344,750

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[3]		VALUE

FOREIGN GOVERNMENT BONDS (continued)
Malaysia Government Bond (Malaysia), 3.434%, 8/15/2014	MYR	1,170,000	$350,561
Malaysia Government Bond (Malaysia), 4.262%, 9/15/2016	MYR	1,775,000	542,940
Mexican Government Bond (Mexico), 8.00%, 12/17/2015	MXN	12,329,000	987,831
Mexican Government Bond (Mexico), 7.25%, 12/15/2016	MXN	4,560,000	366,791
Mexican Government Bond (Mexico), 5.00%, 6/15/2017	MXN	7,000,000	528,527
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	2,000,000	165,459
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	3,000,000	227,161
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	5,500,000	412,774
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	2,000,000	153,550
Portugal Obrigacoes do Tesouro OT (Portugal)[4], 4.20%, 10/15/2016	EUR	190,000	267,479
Portugal Obrigacoes do Tesouro OT (Portugal)[4], 4.80%, 6/15/2020	EUR	135,000	186,202
Portugal Obrigacoes do Tesouro OT (Portugal)[4], 4.95%, 10/25/2023	EUR	140,000	189,971
Portugal Obrigacoes do Tesouro OT (Portugal)[4], 5.65%, 2/15/2024	EUR	260,000	367,425
Province of Manitoba Canada, Series FH (Canada), 4.90%, 12/6/2016		1,620,000	1,806,689
Province of New Brunswick Canada (Canada), 5.20%, 2/21/2017		3,500,000	3,950,625
Province of Nova Scotia Canada (Canada), 5.125%, 1/26/2017		1,250,000	1,404,963
Province of Ontario Canada (Canada), 2.30%, 5/10/2016		7,315,000	7,582,656
Province of Quebec Canada (Canada), 5.125%, 11/14/2016		6,600,000	7,382,496
Russian Foreign Bond - Eurobond (Russia)[4], 5.00%, 4/29/2020		500,000	530,625
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	650,000	532,904
Spain Government Bond (Spain), 3.30%, 7/30/2016	EUR	140,000	197,709
Spain Government Bond (Spain), 4.50%, 1/31/2018	EUR	250,000	369,659
Spain Government Bond (Spain), 4.00%, 4/30/2020	EUR	390,000	564,420
Spain Government Bond (Spain)[4], 5.40%, 1/31/2023	EUR	575,000	883,458
Spain Government Bond (Spain), 4.80%, 1/31/2024	EUR	490,000	719,946

	PRINCIPAL AMOUNT[3]		VALUE

FOREIGN GOVERNMENT BONDS (continued)
Spain Government Bond (Spain), 4.65%, 7/30/2025	EUR	110,000	$158,786
United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	GBP	290,000	471,835
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	GBP	365,000	684,482

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $41,045,802)			41,871,884

U.S. GOVERNMENT AGENCIES - 20.0%
Mortgage-Backed Securities - 8.6%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		1,220,514	1,335,621
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		111,283	121,671
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		142,866	155,666
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		796,828	871,112
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		185,098	201,679
Fannie Mae, Pool #888815, 4.50%, 11/1/2022		132,607	142,248
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		1,367,847	1,495,942
Fannie Mae, Pool #AA1563, 4.50%, 2/1/2024		98,353	105,341
Fannie Mae, Pool #AC1557, 4.50%, 9/1/2024		286,122	306,541
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024		108,667	118,890
Fannie Mae, Pool #AB4086, 3.00%, 12/1/2026		1,779,177	1,838,474
Fannie Mae, Pool #AJ7717, 3.00%, 12/1/2026		2,155,256	2,226,954
Fannie Mae, Pool #AK7413, 3.00%, 3/1/2027		1,710,910	1,767,901
Fannie Mae, Pool #AO6562, 3.00%, 6/1/2027		280,437	289,804
Fannie Mae, Pool #AP0000, 3.50%, 7/1/2027		657,611	693,837
Fannie Mae, Pool #AB5970, 3.00%, 8/1/2027		2,486,520	2,569,568
Fannie Mae, Pool #AP7539, 3.00%, 9/1/2027		1,642,126	1,696,972
Fannie Mae, Pool #AB6580, 3.00%, 10/1/2027		442,720	457,497
Fannie Mae, Pool #AL2720, 3.00%, 11/1/2027		1,389,248	1,435,605

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AQ4426, 3.00%, 11/1/2027	550,886	$569,295
Fannie Mae, Pool #AQ5073, 3.00%, 12/1/2027	157,301	162,688
Fannie Mae, Pool #AQ5190, 3.00%, 12/1/2027	183,165	189,407
Fannie Mae, Pool #AR4926, 3.00%, 1/1/2028	558,163	577,188
Fannie Mae, Pool #AR5885, 3.00%, 1/1/2028	158,456	163,848
Fannie Mae, Pool #AB7722, 3.50%, 1/1/2028	442,737	467,179
Fannie Mae, Pool #AR1092, 3.00%, 2/1/2028	354,858	366,958
Fannie Mae, Pool #AR5986, 3.00%, 2/1/2028	162,282	167,840
Fannie Mae, Pool #AB8457, 3.50%, 2/1/2028	771,557	814,142
Fannie Mae, Pool #AB8601, 3.00%, 3/1/2028	555,195	574,119
Fannie Mae, Pool #AL3301, 3.00%, 3/1/2028	1,125,177	1,163,517
Fannie Mae, Pool #AL3586, 3.00%, 3/1/2028	839,545	867,607
Fannie Mae, Pool #AR6001, 3.00%, 3/1/2028	168,929	174,715
Fannie Mae, Pool #AR6002, 3.00%, 3/1/2028	271,779	281,046
Fannie Mae, Pool #AR6024, 3.00%, 3/1/2028	809,458	837,017
Fannie Mae, Pool #AR8950, 3.00%, 3/1/2028	398,793	412,393
Fannie Mae, Pool #AT3152, 3.00%, 4/1/2028	633,936	655,547
Fannie Mae, Pool #MA1405, 3.00%, 4/1/2028	206,071	213,094
Fannie Mae, Pool #MA1423, 3.50%, 4/1/2028	182,189	192,253
Fannie Mae, Pool #AB9483, 2.50%, 5/1/2028	3,267,738	3,281,794
Fannie Mae, Pool #AT8568, 2.50%, 5/1/2028	2,907,428	2,919,465
Fannie Mae, Pool #AT2899, 3.00%, 5/1/2028	317,441	328,261
Fannie Mae, Pool #AT9599, 3.00%, 6/1/2028	395,602	408,681
Fannie Mae, Pool #AT8059, 2.50%, 7/1/2028	2,066,798	2,075,371
Fannie Mae, Pool #AU1270, 2.50%, 7/1/2028	1,286,085	1,291,615

	PRINCIPAL AMOUNT[3]	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AU1783, 2.50%, 8/1/2028	1,357,575	$1,363,412
Fannie Mae, Pool #AS0945, 2.50%, 11/1/2028	1,688,980	1,696,506
Fannie Mae, Pool #745147, 4.50%, 12/1/2035	91,091	97,817
Fannie Mae, Pool #745418, 5.50%, 4/1/2036	1,654,717	1,821,550
Fannie Mae, Pool #886904, 6.50%, 9/1/2036	219,315	252,764
Fannie Mae, Pool #888021, 6.00%, 12/1/2036	556,697	617,313
Fannie Mae, Pool #909786, 5.50%, 3/1/2037	567,509	623,746
Fannie Mae, Pool #918516, 5.50%, 6/1/2037	276,876	305,042
Fannie Mae, Pool #995050, 6.00%, 9/1/2037	715,286	794,161
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037	2,295,887	2,548,262
Fannie Mae, Pool #933521, 5.00%, 1/1/2038	70,266	76,626
Fannie Mae, Pool #972107, 5.00%, 2/1/2038	143,357	156,777
Fannie Mae, Pool #889260, 5.00%, 4/1/2038	77,044	84,080
Fannie Mae, Pool #889576, 6.00%, 4/1/2038	1,494,345	1,654,942
Fannie Mae, Pool #912948, 5.00%, 5/1/2038	149,192	162,696
Fannie Mae, Pool #975840, 5.00%, 5/1/2038	147,247	161,487
Fannie Mae, Pool #889579, 6.00%, 5/1/2038	1,532,330	1,695,862
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	2,425,232	2,685,153
Fannie Mae, Pool #AD0119, 6.00%, 7/1/2038	1,212,558	1,340,171
Fannie Mae, Pool #986458, 6.00%, 8/1/2038	43,484	48,060
Fannie Mae, Pool #987831, 6.00%, 9/1/2038	147,379	162,890
Fannie Mae, Pool #990897, 6.00%, 9/1/2038	272,436	301,108
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	281,320	311,212
Fannie Mae, Pool #993920, 6.00%, 11/1/2038	130,748	144,602
Fannie Mae, Pool #257497, 6.00%, 12/1/2038	92,963	102,746

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AA0675, 6.00%, 12/1/2038	64,434	$71,230
Fannie Mae, Pool #971022, 5.00%, 1/1/2039	150,320	163,927
Fannie Mae, Pool #AA1810, 5.00%, 1/1/2039	169,618	184,972
Fannie Mae, Pool #988811, 6.00%, 1/1/2039	121,949	134,783
Fannie Mae, Pool #983686, 5.00%, 2/1/2039	209,960	229,696
Fannie Mae, Pool #AA7681, 4.50%, 6/1/2039	2,160,183	2,317,035
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	616,857	678,269
Fannie Mae, Pool #AE0604, 6.00%, 7/1/2039	2,171,465	2,419,602
Fannie Mae, Pool #AA6788, 6.00%, 8/1/2039	355,092	395,264
Fannie Mae, Pool #AC0463, 5.00%, 11/1/2039	205,611	224,604
Fannie Mae, Pool #AC5111, 5.00%, 11/1/2039	377,259	412,167
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	3,021,978	3,242,365
Fannie Mae, Pool #MA0259, 5.00%, 12/1/2039	169,336	185,073
Fannie Mae, Pool #AC8573, 5.00%, 1/1/2040	295,719	323,170
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	2,970,445	3,283,063
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	878,102	971,244
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	3,685,546	4,073,437
Fannie Mae, Pool #AL2581, 6.00%, 6/1/2040	2,077,066	2,302,126
Fannie Mae, Pool #890519, 6.00%, 10/1/2040	5,107,507	5,652,561
Fannie Mae, Pool #AE0951, 4.50%, 2/1/2041	1,871,185	2,007,735
Fannie Mae, Pool #AH9054, 4.50%, 4/1/2041	782,390	839,576
Fannie Mae, Pool #AI2468, 4.50%, 5/1/2041	570,116	611,867
Fannie Mae, Pool #AL0160, 4.50%, 5/1/2041	1,900,938	2,045,733
Fannie Mae, Pool #AJ1415, 4.50%, 9/1/2041	484,628	519,920
Fannie Mae, Pool #AL3454, 3.00%, 4/1/2043	2,033,824	1,979,893

	PRINCIPAL AMOUNT[3]	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AT3045, 3.00%, 4/1/2043	467,001	$454,611
Fannie Mae, Pool #AB9782, 3.00%, 7/1/2043	1,091,230	1,062,141
Fannie Mae, Pool #MA1489, 3.00%, 7/1/2043	986,604	960,248
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	468,022	508,581
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	174,722	190,568
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	129,194	138,826
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	175,441	191,702
Freddie Mac, Pool #J16679, 3.00%, 9/1/2026	1,382,809	1,427,866
Freddie Mac, Pool #E09019, 3.00%, 12/1/2027	399,315	411,687
Freddie Mac, Pool #E09022, 3.00%, 1/1/2028	200,127	206,620
Freddie Mac, Pool #J22551, 3.00%, 1/1/2028	394,880	407,139
Freddie Mac, Pool #J22427, 3.00%, 2/1/2028	308,019	318,049
Freddie Mac, Pool #G14708, 3.50%, 2/1/2028	488,624	515,974
Freddie Mac, Pool #E09026, 3.00%, 3/1/2028	1,045,799	1,079,977
Freddie Mac, Pool #E09029, 3.00%, 3/1/2028	951,340	982,311
Freddie Mac, Pool #J23444, 3.00%, 4/1/2028	199,538	205,765
Freddie Mac, Pool #G08216, 5.50%, 8/1/2037	1,023,664	1,119,811
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037	117,344	129,234
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	455,413	497,850
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	1,692,670	1,866,724
Freddie Mac, Pool #G04264, 5.50%, 4/1/2038	1,946,716	2,128,116
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	1,057,540	1,156,084
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038	478,140	522,694
Freddie Mac, Pool #A78227, 5.50%, 6/1/2038	426,347	466,076
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	1,166,275	1,274,952

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G04471, 5.50%, 7/1/2038	172,386	$188,449
Freddie Mac, Pool #G04776, 5.50%, 7/1/2038	1,217,629	1,331,091
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	811,234	886,827
Freddie Mac, Pool #G05196, 5.50%, 10/1/2038	1,629,623	1,781,476
Freddie Mac, Pool #G05409, 5.50%, 3/1/2039	1,438,255	1,572,276
Freddie Mac, Pool #A86522, 4.50%, 5/1/2039	2,931,328	3,134,230
Freddie Mac, Pool #G06021, 5.50%, 1/1/2040	1,017,344	1,112,149
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	838,442	916,799
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	367,896	405,174
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	206,828	228,266
Freddie Mac, Pool #G07104, 5.50%, 5/1/2040	859,956	940,886
Freddie Mac, Pool #G06789, 6.00%, 5/1/2040	1,017,678	1,122,450
Freddie Mac, Pool #C09026, 2.50%, 2/1/2043	2,048,562	1,898,548
Freddie Mac, Pool #V80002, 2.50%, 4/1/2043	2,537,067	2,351,140
Freddie Mac, Pool #Q19115, 3.00%, 6/1/2043	1,056,016	1,025,747
Ginnie Mae, Pool #671161, 5.50%, 11/15/2037	105,433	116,610

Total Mortgage-Backed Securities (Identified Cost $127,699,535)		128,700,384

	PRINCIPAL AMOUNT3/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Other Agencies - 11.4%
Fannie Mae, 2.375%, 7/28/2015	11,500,000	$11,854,211
Fannie Mae, 0.50%, 9/28/2015	23,000,000	23,069,828
Fannie Mae, 0.375%, 12/21/2015	14,000,000	14,009,548
Fannie Mae, 1.375%, 11/15/2016	20,000,000	20,402,400
Fannie Mae, 0.875%, 8/28/2017	31,000,000	30,812,605
Freddie Mac, 0.50%, 5/13/2016	7,000,000	7,007,868
Freddie Mac, 2.00%, 8/25/2016	21,500,000	22,250,716
Freddie Mac, 1.25%, 5/12/2017	18,000,000	18,197,154
Freddie Mac, 2.375%, 1/13/2022	24,584,000	24,008,489

Total Other Agencies (Identified Cost $171,715,680)		171,612,819

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $299,415,215)		300,313,203

SHORT-TERM INVESTMENT - 3.2%
Dreyfus Cash Management, Inc. - Institutional Shares[8], 0.04%, (Identified Cost $47,444,355)	47,444,355	47,444,355

TOTAL INVESTMENTS - 101.0% (Identified Cost $1,440,224,454)		1,514,872,189
LIABILITIES, LESS OTHER ASSETS - (1.0%)		(14,966,540)

NET ASSETS - 100%		$1,499,905,649

ADR - American Depository Receipt

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CLP - Chilean Peso

EUR - Euro

GBP - British Pound

GDR - Global Depository Receipt

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

SGD - Singapore Dollar

#Less than 0.1%.

*Non-income producing security.

Investment Portfolio - January 31, 2014

(unaudited)

[1]	A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.
[2]	The rate shown is a fixed rate as of January 31, 2014; the rate becomes floating, based on LIBOR plus a spread, at dates ranging from 2015 to 2022.
[3]	Amount is stated in USD unless otherwise noted.
[4]	Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $132,841,167 or 8.9%, of the Series’ net assets as of January 31, 2014.
[5]	The coupon rate is floating and is the effective rate as of January 31, 2014.
[6]	Represents a Payment-In-Kind bond.
[7]	Represents a zero-coupon bond.
[8]	Rate shown is the current yield as of January 31, 2014.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

Federal Tax Information:

On January 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$1,443,277,385
Unrealized appreciation	84,775,160
Unrealized depreciation	(13,180,356)

Net unrealized appreciation	$71,594,804

Fair Value Information:

Various inputs are used in determining the value of the Series assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2014 in valuing the Series assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$84,427,412	$78,028,413	$6,398,999	$—
Consumer Staples	63,402,373	36,529,201	26,873,172	—
Energy	79,458,133	77,844,355	1,613,778	—
Financials	66,302,428	62,698,059	3,604,369	—
Health Care	48,379,040	44,282,980	4,096,060	—
Industrials	37,063,782	35,474,457	1,589,325	—
Information Technology	93,881,628	93,175,786	705,842	—
Materials	26,232,823	22,947,615	3,285,208	—
Telecommunication Services	1,317,110	423,287	893,823	—
Utilities	3,937,462	3,937,462	—	—
Preferred securities:
Financials	2,016,079	2,016,079	—	—

Investment Portfolio - January 31, 2014

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Debt securities:
U.S. Treasury and other U.S. Government agencies	$340,324,143	$—	$340,324,143	$—
Corporate debt:
Consumer Discretionary	64,752,381	—	64,752,381	—
Consumer Staples	8,545,488	—	8,545,488	—
Energy	30,501,665	—	30,501,665	—
Financials	301,950,802	—	301,950,802	—
Health Care	12,558,791	—	12,558,791	—
Industrials	30,573,493	—	30,573,493	—
Information Technology	17,058,340	—	17,058,340	—
Materials	27,804,731	—	27,804,731	—
Telecommunication Services	13,958,730	—	13,958,730	—
Utilities	6,340,062	—	6,340,062	—
Convertible corporate debt:
Financials	478,931	—	478,931	—
Asset-backed securities	5,352,963	—	5,352,963	—
Commercial mortgage-backed securities	55,079,407	—	55,079,407	—
Foreign government bonds	41,871,884	—	41,871,884	—
Mutual funds	51,302,108	51,302,108	—	—

Total assets	$1,514,872,189	$508,659,802	$1,006,212,387	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2013 or January 31, 2014

The Fund policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE

COMMON STOCKS - 44.1%
Consumer Discretionary - 8.8%
Auto Components - 0.1%
BorgWarner, Inc.	2,600	$139,620
F.C.C. Co. Ltd. (Japan)[1]	8,700	166,767
Hankook Tire Co. Ltd. (South Korea)[1]	10,712	613,204
Musashi Seimitsu Industry Co. Ltd. (Japan)[1]	9,200	179,747
Nissin Kogyo Co. Ltd. (Japan)[1]	12,500	254,196

		1,353,534

Automobiles - 0.0%#
Hyundai Motor Co. (South Korea)[1]	1,200	260,430
Toyota Motor Corp. (Japan)[1]	4,900	280,376

		540,806

Diversified Consumer Services - 0.0%#
Anhanguera Educacional Participacoes S.A. (Brazil)	79,470	418,220

Hotels, Restaurants & Leisure - 1.1%
Accor S.A. (France)[1]	185,480	8,841,898
Arcos Dorados Holdings, Inc., - Class A (Argentina)	10,350	91,701
BJ’s Restaurants, Inc.*	14,700	416,892
Hyatt Hotels Corp. - Class A*	10,810	516,610
InterContinental Hotels Group plc (United Kingdom)[1]	24,937	806,196
Orient-Express Hotels Ltd. - ADR - Class A*	25,290	358,106
Yum! Brands, Inc.	82,850	5,563,377

		16,594,780

Household Durables - 0.8%
DR Horton, Inc.	198,970	4,671,816
Lennar Corp. - Class A	100,450	4,034,072
LG Electronics, Inc. (South Korea)[1]	5,610	341,623
Rodobens Negocios Imobiliarios S.A. (Brazil)	36,860	161,141
Toll Brothers, Inc.*	109,060	4,007,955

		13,216,607

Internet & Catalog Retail - 0.0%#
Ocado Group plc (United Kingdom)*[1]	10,690	91,721

Leisure Equipment & Products - 0.0%#
Nikon Corp. (Japan)[1]	11,700	199,880

Media - 6.0%
British Sky Broadcasting Group plc (United Kingdom)[1]	31,890	459,234
DIRECTV*	287,460	19,958,348
LIN Media LLC - Class A*	103,690	2,562,180
Mediaset Espana Comunicacion S.A. (Spain)*[1]	32,220	396,807
ProSiebenSat.1 Media AG (Germany)[1]	1,910	85,562

	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Discretionary (continued)
Media (continued)
Reed Elsevier plc - ADR (United Kingdom)	4,434	$259,300
Sinclair Broadcast Group, Inc. - Class A	125,870	3,954,835
Societe Television Francaise 1 (France)[1]	21,840	403,544
Starz - Class A*	343,880	9,621,762
Time Warner, Inc.	250,150	15,716,925
Tribune Co.*	60,720	4,523,640
Twenty-First Century Fox, Inc. - Class A	467,410	14,872,986
Viacom, Inc. - Class B	180,640	14,830,544
The Walt Disney Co.	106,030	7,698,838
ZON OPTIMUS SGPS S.A. (Portugal)*[1]	65,390	437,068

		95,781,573

Multiline Retail - 0.0%#
Marks & Spencer Group plc (United Kingdom)[1]	21,410	165,448

Specialty Retail - 0.1%
Belle International Holdings Ltd. (Hong Kong)[1]	346,900	375,632
China ZhengTong Auto Services Holdings Ltd. (China)*[1]	181,000	109,874
Dick’s Sporting Goods, Inc.	11,070	581,175
Groupe Fnac S.A. (France)*[1]	203	6,301
Hennes & Mauritz AB - Class B (Sweden)[1]	6,690	287,666
Kingfisher plc (United Kingdom)[1]	28,280	171,469
Komeri Co. Ltd. (Japan)[1]	9,900	234,517
SA SA International Holdings Ltd. (Hong Kong)[1]	358,000	343,138

		2,109,772

Textiles, Apparel & Luxury Goods - 0.7%
Adidas AG (Germany)[1]	4,150	462,693
Daphne International Holdings Ltd. (China)[1]	288,000	146,539
Hugo Boss AG (Germany)[1]	2,480	313,311
Kering (France)[1]	1,625	324,090
Lululemon Athletica, Inc.*	212,200	9,695,418

		10,942,051

Total Consumer Discretionary		141,414,392

Consumer Staples - 5.0%
Beverages - 1.9%
AMBEV S.A. - ADR (Brazil)*	853,080	5,579,143
Anheuser-Busch InBev N.V. (Belgium)[1]	116,320	11,148,505
Carlsberg A/S - Class B (Denmark)[1]	5,800	566,318

1

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Beverages (continued)
Cia Cervecerias Unidas S.A. - ADR (Chile)	9,075	$194,205
Diageo plc (United Kingdom)[1]	22,700	673,196
SABMiller plc (United Kingdom)[1]	246,600	11,079,848
Tsingtao Brewery Co. Ltd. - Class H (China)[1]	66,000	484,088

		29,725,303

Food & Staples Retailing - 0.2%
Carrefour S.A. (France)[1]	23,947	822,882
Casino Guichard-Perrachon S.A. (France)[1]	2,420	249,431
Dairy Farm International Holdings Ltd. (Hong Kong)[1]	38,700	359,910
Distribuidora Internacional de Alimentacion S.A. (Spain)[1]	55,640	457,210
Koninklijke Ahold N.V. (Netherlands)[1]	7,330	122,011
Tesco plc (United Kingdom)[1]	182,805	960,633
Wal-Mart de Mexico SAB de CV - Class V (Mexico)	162,600	388,932
Whole Foods Market, Inc.	4,620	241,441

		3,602,450

Food Products - 2.3%
Annie’s, Inc.*	1,470	58,976
Barry Callebaut AG (Switzerland)[1]	370	437,951
Charoen Pokphand Foods PCL (Thailand)[1]	600,680	517,780
Danone (France)[1]	10,810	713,660
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)	138,570	369,686
Kraft Foods Group, Inc.	84,553	4,426,350
M Dias Branco S.A. (Brazil)	5,100	174,371
Nestle S.A. (Switzerland)[1]	242,760	17,593,147
Unilever plc - ADR (United Kingdom)	302,529	11,680,645

		35,972,566

Household Products - 0.0%#
Reckitt Benckiser Group plc (United Kingdom)[1]	8,900	666,367

Personal Products - 0.0%#
Beiersdorf AG (Germany)[1]	1,320	130,468
Kao Corp. (Japan)[1]	10,300	326,529
Natura Cosmeticos S.A. (Brazil)	9,100	148,081

		605,078

Tobacco - 0.6%
Gudang Garam Tbk PT (Indonesia)[1]	38,000	130,532
Imperial Tobacco Group plc (United Kingdom)[1]	257,590	9,400,015

	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Tobacco (continued)
Swedish Match AB (Sweden)[1]	12,920	$378,081

		9,908,628

Total Consumer Staples		80,480,392

Energy - 7.1%
Energy Equipment & Services - 3.0%
Anton Oilfield Services Group (China)[1]	78,000	49,778
Baker Hughes, Inc.	203,490	11,525,673
Cameron International Corp.*	220,080	13,198,198
CGG (France)*[1]	11,858	176,145
Fugro N.V. (Netherlands)[1]	1,890	98,837
National Oilwell Varco, Inc.	1,250	93,763
Petroleum Geo-Services ASA (Norway)[1]	7,660	79,474
Saipem S.p.A. (Italy)[1]	17,540	410,705
Schlumberger Ltd.	148,715	13,022,973
SPT Energy Group, Inc. (China)[1]	114,000	77,846
Trican Well Service Ltd. (Canada)	20,240	231,704
Weatherford International Ltd. - ADR*	631,020	8,544,011

		47,509,107

Oil, Gas & Consumable Fuels - 4.1%
Apache Corp.	35,870	2,878,926
Cameco Corp. (Canada)	18,770	398,299
Encana Corp. (Canada)	30,670	551,140
EOG Resources, Inc.	31,850	5,262,894
Hess Corp.	538,740	40,669,483
Koninklijke Vopak N.V. (Netherlands)[1]	3,920	215,447
Pacific Rubiales Energy Corp. (Colombia)	23,960	364,213
Peabody Energy Corp.	350,370	5,973,809
Petroleo Brasileiro S.A. - ADR (Brazil)	42,900	510,510
Range Resources Corp.	81,210	6,999,490
Royal Dutch Shell plc - Class B (Netherlands)[1]	6,202	226,851
Royal Dutch Shell plc - Class B - ADR (Netherlands)	6,790	494,516
Statoil ASA (Norway)[1]	12,290	291,281
Talisman Energy, Inc. (Canada)	66,150	712,133
Whitehaven Coal Ltd. (Australia)*[1]	39,000	61,218

		65,610,210

Total Energy		113,119,317

Financials - 3.8%
Capital Markets - 0.0%#
Daiwa Securities Group, Inc. (Japan)[1]	46,000	426,623

Commercial Banks - 0.1%
Hong Leong Financial Group Berhad (Malaysia)[1]	117,900	557,919

2

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Commercial Banks (continued)
HSBC Holdings plc (United Kingdom)[1]	32,900	$337,611
ICICI Bank Ltd. - ADR (India)	7,650	246,101
Shinhan Financial Group Co. Ltd. (South Korea)[1]	9,100	384,024
Sumitomo Mitsui Trust Holdings, Inc. (Japan)[1]	106,000	502,878

		2,028,533

Diversified Financial Services - 0.5%
JSE Ltd. (South Africa)[1]	40,370	301,008
McGraw-Hill Financial, Inc.	100,780	7,663,311

		7,964,319

Insurance - 0.3%
Admiral Group plc (United Kingdom)[1]	10,160	240,984
Allianz SE (Germany)[1]	7,010	1,165,353
AXA S.A. (France)[1]	11,080	290,641
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	31,700	248,924
Mapfre S.A. (Spain)[1]	204,600	843,702
Muenchener Rueckversicherungs AG (MunichRe) (Germany)[1]	3,525	726,438
Zurich Insurance Group AG (Switzerland)[1]	1,580	458,107

		3,974,149

Real Estate Investment Trusts (REITS) - 2.4%
Agree Realty Corp.	20,700	591,813
Alexandria Real Estate Equities, Inc.	41,790	2,930,733
Alstria Office REIT AG (Germany)[1]	38,200	495,783
American Campus Communities, Inc.	14,830	515,491
Apartment Investment & Management Co. - Class A	16,410	458,988
Associated Estates Realty Corp.	30,940	494,112
AvalonBay Communities, Inc.	3,230	398,905
BioMed Realty Trust, Inc.	161,140	3,143,841
Boston Properties, Inc.	8,650	934,978
Camden Property Trust	6,420	396,884
Cedar Realty Trust, Inc.	62,560	394,754
Chesapeake Lodging Trust	21,900	533,265
Coresite Realty Corp.	19,760	606,237
Corporate Office Properties Trust	118,450	2,943,483
CubeSmart	30,510	502,805
Digital Realty Trust, Inc.	48,190	2,457,208
DuPont Fabros Technology, Inc.	141,380	3,674,466
Education Realty Trust, Inc.	26,910	242,997
Equity Lifestyle Properties, Inc.	10,400	408,824
Equity Residential	7,740	428,641
Essex Property Trust, Inc.	2,740	433,934
Federal Realty Investment Trust	3,970	432,730

	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
General Growth Properties, Inc.	53,060	$1,068,628
Glimcher Realty Trust	33,380	285,733
HCP, Inc.	21,610	846,031
Health Care REIT, Inc.	17,790	1,030,397
Healthcare Realty Trust, Inc.	15,140	347,009
Healthcare Trust of America, Inc.*	43,230	463,858
Home Properties, Inc.	10,250	571,437
Host Hotels & Resorts, Inc.	53,994	992,950
Kimco Realty Corp.	37,820	790,816
Mack-Cali Realty Corp.	22,970	464,683
Mid-America Apartment Communities, Inc.	7,110	458,879
National Retail Properties, Inc.	15,760	523,232
Pebblebrook Hotel Trust	24,230	730,050
Plum Creek Timber Co., Inc.	2,350	101,215
Potlatch Corp	2,550	102,000
Public Storage	3,580	564,172
Realty Income Corp.	6,480	264,254
Retail Properties of America, Inc. - Class A	21,570	284,508
Simon Property Group, Inc.	10,730	1,661,433
Sovran Self Storage, Inc.	12,950	879,435
Spirit Realty Capital, Inc.	26,330	279,098
UDR, Inc.	29,900	727,766
Ventas, Inc.	14,500	904,655
Weyerhaeuser Co.	4,030	120,416

		37,883,527

Real Estate Management & Development - 0.5%
General Shopping Brasil S.A. (Brazil)*	58,130	170,783
Realogy Holdings Corp.*	166,160	7,571,911

		7,742,694

Thrifts & Mortgage Finance - 0.0%#
Aareal Bank AG (Germany)*[1]	8,370	307,794

Total Financials		60,327,639

Health Care - 3.7%
Biotechnology - 0.1%
Green Cross Corp. (South Korea)[1]	5,859	715,272

Health Care Equipment & Supplies - 1.4%
Becton, Dickinson and Co.	91,980	9,944,877
BioMerieux (France)[1]	10,240	1,076,964
Carl Zeiss Meditec AG (Germany)[1]	12,060	353,219
HeartWare International, Inc.*	16,420	1,629,028
Mindray Medical International Ltd. - ADR (China)	29,600	1,037,184
Neogen Corp.*	11,415	479,658

3

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Health Care Equipment & Supplies (continued)
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	1,394,700	$1,643,952
Sonova Holding AG (Switzerland)[1]	810	111,245
Straumann Holding AG (Switzerland)[1]	5,370	1,070,355
Teleflex, Inc.	52,620	4,927,337

		22,273,819

Health Care Providers & Services - 0.1%
Brookdale Senior Living, Inc.*	4,430	121,648
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	7,220	508,807
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	11,070	390,660
Life Healthcare Group Holdings Ltd. (South Africa)[1]	144,599	462,415
Odontoprev S.A. (Brazil)	37,730	140,711
Qualicorp S.A. (Brazil)*	54,770	465,031
Sonic Healthcare Ltd. (Australia)[1]	8,870	128,030

		2,217,302

Health Care Technology - 1.1%
Cerner Corp.*	298,876	17,003,056

Life Sciences Tools & Services - 0.0%#
Gerresheimer AG (Germany)[1]	3,210	215,792
QIAGEN N.V.*[1]	12,340	270,662

		486,454

Pharmaceuticals - 1.0%
AstraZeneca plc (United Kingdom)[1]	1,890	119,853
AstraZeneca plc - ADR (United Kingdom)	11,950	758,825
Bayer AG (Germany)[1]	9,575	1,260,134
GlaxoSmithKline plc (United Kingdom)[1]	15,570	400,214
Johnson & Johnson	139,420	12,334,487
Novo Nordisk A/S - Class B (Denmark)[1]	8,190	324,201
Sanofi (France)[1]	1,810	176,948
Shire plc (Ireland)[1]	16,965	846,663
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	7,240	323,121

		16,544,446

Total Health Care		59,240,349

Industrials - 3.1%
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	185,900	10,882,586

Airlines - 0.1%
Gol Linhas Aereas Inteligentes S.A. - ADR (Brazil)*	335,220	1,317,415

	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Airlines (continued)
Latam Airlines Group S.A. - ADR (Chile)	15,535	$215,937
Ryanair Holdings plc - ADR (Ireland)*	11,310	534,397

		2,067,749

Commercial Services & Supplies - 0.1%
Aggreko plc (United Kingdom)[1]	17,020	431,777
Tomra Systems ASA (Norway)[1]	49,750	425,979

		857,756

Electrical Equipment - 0.1%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	17,600	437,184
Alstom S.A. (France)[1]	15,620	441,208
Nexans S.A. (France)[1]	3,755	175,962
Polypore International, Inc.*	6,340	210,171
Schneider Electric S.A. (France)[1]	6,060	488,257

		1,752,782

Industrial Conglomerates - 0.8%
General Electric Co.	446,110	11,210,744
Siemens AG (Germany)[1]	16,600	2,100,146

		13,310,890

Machinery - 1.1%
AGCO Corp.	4,370	233,052
Andritz AG (Austria)[1]	6,720	368,741
Caterpillar, Inc.	102,060	9,584,455
FANUC Corp. (Japan)[1]	8,100	1,312,683
Joy Global, Inc.	106,060	5,598,907
KUKA AG (Germany)[1]	2,930	139,809
Pentair Ltd. - ADR	6,900	512,877
Westport Innovations, Inc. - ADR (Canada)*	14,170	241,173
Xylem, Inc.	12,580	419,669

		18,411,366

Marine - 0.0%#
D/S Norden A/S (Denmark)[1]	6,410	299,517
Pacific Basin Shipping Ltd. (Hong Kong)*[1]	41,000	25,270
Sinotrans Shipping Ltd. (China)[1]	657,000	215,706

		540,493

Professional Services - 0.0%#
ALS Ltd. (Australia)[1]	24,890	173,810
Experian plc (United Kingdom)[1]	20,290	346,340

		520,150

Trading Companies & Distributors - 0.1%
Brenntag AG (Germany)[1]	3,580	617,100

4

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Trading Companies & Distributors (continued)
Mills Estruturas e Servicos de Engenharia S.A. (Brazil)	26,800	$310,839

		927,939

Transportation Infrastructure - 0.1%
Groupe Eurotunnel S.A. (France)[1]	74,880	825,584

Total Industrials		50,097,295

Information Technology - 9.7%
Communications Equipment - 3.2%
Alcatel-Lucent - ADR (France)*	353,360	1,395,772
Juniper Networks, Inc.*	1,066,900	28,390,209
Polycom, Inc.*	115,250	1,374,933
Qualcomm, Inc.	263,310	19,542,868

		50,703,782

Computers & Peripherals - 2.3%
Apple, Inc.	26,560	13,295,936
EMC Corp.	939,650	22,777,116
Stratasys Ltd.*	1,410	169,990

		36,243,042

Electronic Equipment, Instruments & Components - 0.1%
Hitachi Ltd. (Japan)[1]	169,000	1,288,355
Keyence Corp. (Japan)[1]	1,123	461,118

		1,749,473

Internet Software & Services - 1.9%
eBay, Inc.*	212,640	11,312,448
Google, Inc. - Class A*	14,336	16,930,386
Tencent Holdings Ltd. (China)[1]	29,300	2,054,221

		30,297,055

IT Services - 0.5%
Amdocs Ltd. - ADR	32,860	1,421,524
InterXion Holding N.V. - ADR (Netherlands)*	6,640	163,477
VeriFone Systems, Inc.*	235,590	6,834,466

		8,419,467

Office Electronics - 0.0%#
Canon, Inc. (Japan)[1]	5,100	148,975

Semiconductors & Semiconductor Equipment - 0.1%
Samsung Electronics Co. Ltd. (South Korea)[1]	790	935,525
Tokyo Electron Ltd. (Japan)[1]	12,160	633,973

		1,569,498

Software - 1.6%
Aspen Technology, Inc.*	1,840	83,849

	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
Software (continued)
Aveva Group plc (United Kingdom)[1]	9,531	$336,582
Electronic Arts, Inc.*	915,950	24,181,080
SAP AG (Germany)[1]	12,350	944,900
Temenos Group AG (Switzerland)[1]	16,430	460,054
Totvs S.A. (Brazil)	27,150	356,750

		26,363,215

Total Information Technology		155,494,507

Materials - 2.8%
Chemicals - 1.2%
Akzo Nobel N.V. (Netherlands)[1]	1,190	85,588
BASF SE (Germany)[1]	4,890	522,803
Linde AG (Germany)[1]	4,880	922,168
Monsanto Co.	107,510	11,455,191
Syngenta AG (Switzerland)[1]	16,470	5,822,673
Umicore S.A. (Belgium)[1]	8,530	364,739
Yingde Gases Group Co. Ltd. (China)[1]	184,000	161,356

		19,334,518

Construction Materials - 0.1%
CRH plc (Ireland)[1]	10,940	281,544
Holcim Ltd. (Switzerland)[1]	2,850	206,860

		488,404

Metals & Mining - 1.5%
Alcoa, Inc.	2,017,490	23,221,310
Alumina Ltd. (Australia)*[1]	276,240	306,370
Impala Platinum Holdings Ltd. (South Africa)[1]	21,490	224,500
Norsk Hydro ASA (Norway)[1]	74,650	339,616
ThyssenKrupp AG (Germany)*[1]	7,550	193,882

		24,285,678

Total Materials		44,108,600

Telecommunication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica S.A. - ADR (Spain)	37,580	577,229
Telenor ASA - ADR (Norway)[2]	9,580	601,624
Vivendi S.A. (France)[1]	11,060	296,898

		1,475,751

Wireless Telecommunication Services - 0.0%#
America Movil SAB de C.V. - Class L - ADR (Mexico)	19,090	405,853

5

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[4]	VALUE

COMMON STOCKS (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services (continued)
MTN Group Ltd. (South Africa)[1]	10,810	$193,038

		598,891

Total Telecommunication Services		2,074,642

TOTAL COMMON STOCKS (Identified Cost $578,538,258)		706,357,133

PREFERRED STOCKS - 0.2%
Financials - 0.2%
Commercial Banks - 0.1%
U.S. Bancorp., Series F (non-cumulative), 6.50%[3]	29,800	809,070

Insurance - 0.0%#
Principal Financial Group, Inc., Series A (non-cumulative), 5.563%[3]	7,100	711,846

Real Estate Investment Trusts (REITS) - 0.1%
Public Storage, Series Q, 6.50%	37,110	923,668

TOTAL PREFERRED STOCKS (Identified Cost $2,377,425)		2,444,584

CORPORATE BONDS - 25.3%
Convertible Corporate Bonds - 0.1%
Financials - 0.1%
Real Estate Investment Trusts (REITS) - 0.1%
BioMed Realty LP5, 3.75%, 1/15/2030 (Identified Cost $959,062)	825,000	963,703

Non-Convertible Corporate Bonds - 25.2%
Consumer Discretionary - 2.9%
Auto Components - 0.2%
Gestamp Funding Luxembourg S.A. (Spain)[5], 5.625%, 5/31/2020	690,000	707,250
Icahn Enterprises LP - Icahn Enterprises Finance Corp.[5], 3.50%, 3/15/2017	355,000	355,444
Icahn Enterprises LP - Icahn Enterprises Finance Corp.[5], 6.00%, 8/1/2020	950,000	984,437
Icahn Enterprises LP - Icahn Enterprises Finance Corp.[5], 5.875%, 2/1/2022	725,000	718,656

		2,765,787

Automobiles - 0.5%
Ford Motor Credit Co. LLC, 8.00%, 12/15/2016.	2,490,000	2,936,955
Ford Motor Credit Co. LLC, 6.625%, 8/15/2017	2,000,000	2,315,006
Ford Motor Credit Co. LLC, 5.00%, 5/15/2018	775,000	858,871

	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Automobiles (continued)
Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	1,070,000	$1,350,094

		7,460,926

Diversified Consumer Services - 0.2%
Block Financial LLC, 5.50%, 11/1/2022	2,795,000	2,954,723

Hotels, Restaurants & Leisure - 0.4%
International Game Technology, 7.50%, 6/15/2019	4,255,000	5,048,894
NAI Entertainment Holdings - NAI Entertainment Holdings Finance Corp.[5], 5.00%, 8/1/2018	595,000	617,313
Royal Caribbean Cruises Ltd., 11.875%, 7/15/2015	555,000	632,700

		6,298,907

Household Durables - 0.5%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[5], 6.125%, 7/1/2022	1,015,000	1,020,075
Lennar Corp., 6.95%, 6/1/2018	595,000	666,400
Newell Rubbermaid, Inc., 4.70%, 8/15/2020	1,855,000	2,002,231
NVR, Inc., 3.95%, 9/15/2022	528,000	512,364
Tupperware Brands Corp., 4.75%, 6/1/2021	3,995,000	4,099,725
Weekley Homes LLC - Weekley Finance Corp.[5], 6.00%, 2/1/2023	680,000	661,300

		8,962,095

Media - 0.9%
British Sky Broadcasting Group plc (United Kingdom)[5], 9.50%, 11/15/2018	2,100,000	2,759,980
CCO Holdings LLC - CCO Holdings Capital Corp.[5], 5.25%, 3/15/2021	1,175,000	1,141,219
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	2,115,000	2,332,399
Discovery Communications LLC, 5.05%, 6/1/2020	2,015,000	2,236,898
Hughes Satellite Systems Corp., 6.50%, 6/15/2019	500,000	543,750
Sirius XM Radio, Inc.[5], 4.25%, 5/15/2020	1,405,000	1,311,919
Starz LLC - Starz Finance Corp., 5.00%, 9/15/2019	655,000	673,831
Time Warner, Inc., 4.875%, 3/15/2020	1,200,000	1,331,345
Time Warner, Inc., 4.75%, 3/29/2021	1,610,000	1,766,600

		14,097,941

6

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Multiline Retail - 0.1%
Dollar General Corp., 1.875%, 4/15/2018	1,270,000	$1,259,243
Macy’s Retail Holdings, Inc., 2.875%, 2/15/2023	1,320,000	1,225,904

		2,485,147

Specialty Retail - 0.0%#
Rent-A-Center, Inc., 6.625%, 11/15/2020.	590,000	598,850

Textiles, Apparel & Luxury Goods - 0.1%
SIWF Merger Sub, Inc. - Springs Industries, Inc.[5], 6.25%, 6/1/2021	585,000	590,850
VF Corp., 5.95%, 11/1/2017	640,000	744,930

		1,335,780

Total Consumer Discretionary		46,960,156

Consumer Staples - 0.6%
Beverages - 0.1%
Crestview DS Merger Sub II, Inc.[5], 10.00%, 9/1/2021	650,000	708,500
Pernod-Ricard S.A. (France)[5], 5.75%, 4/7/2021	1,350,000	1,523,248

		2,231,748

Food & Staples Retailing - 0.1%
C&S Group Enterprises LLC[5], 8.375%, 5/1/2017	684,000	718,200
KeHE Distributors LLC - KeHE Finance Corp.[5], 7.625%, 8/15/2021	605,000	641,300
Shearer’s Foods LLC - Chip Finance Corp.[5], 9.00%, 11/1/2019	710,000	770,350

		2,129,850

Food Products - 0.2%
Land O’ Lakes, Inc.[5], 6.00%, 11/15/2022	515,000	534,313
Pinnacle Operating Corp.[5], 9.00%, 11/15/2020	610,000	657,275
Tyson Foods, Inc., 4.50%, 6/15/2022	1,095,000	1,141,407

		2,332,995

Household Products - 0.1%
Harbinger Group, Inc.[5], 7.875%, 7/15/2019	885,000	946,950
Harbinger Group, Inc.[5], 7.75%, 1/15/2022	640,000	638,400

		1,585,350

Tobacco - 0.1%
Vector Group Ltd., 7.75%, 2/15/2021	870,000	928,725

Total Consumer Staples		9,208,668

	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy - 1.8%
Energy Equipment & Services - 0.8%
Baker Hughes, Inc., 7.50%, 11/15/2018	1,215,000	$1,506,306
Calfrac Holdings LP (Canada)[5], 7.50%, 12/1/2020	1,105,000	1,146,437
Nabors Industries, Inc.[5], 2.35%, 9/15/2016	930,000	952,336
Parker Drilling Co.[5], 6.75%, 7/15/2022	975,000	996,937
Schlumberger Oilfield plc[5], 4.20%, 1/15/2021	905,000	975,213
Shelf Drilling Holdings Ltd. (United Arab Emirates)[5], 8.625%, 11/1/2018	540,000	581,850
Sidewinder Drilling, Inc.[5], 9.75%, 11/15/2019	540,000	502,200
Weatherford International Ltd., 9.625%, 3/1/2019	4,175,000	5,420,039

		12,081,318

Oil, Gas & Consumable Fuels - 1.0%
Buckeye Partners LP, 4.15%, 7/1/2023	1,295,000	1,268,699
Chesapeake Oilfield Operating LLC - Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/2019	1,390,000	1,459,500
Crestwood Midstream Partners LP - Crestwood Midstream Finance Corp.[5], 6.125%, 3/1/2022	980,000	999,600
Energy XXI Gulf Coast, Inc.[5], 7.50%, 12/15/2021	955,000	990,813
Gazprom OAO Via Gaz Capital S.A. (Russia)[5], 9.25%, 4/23/2019	1,225,000	1,479,187
Lukoil International Finance B.V. (Russia)[5], 3.416%, 4/24/2018	735,000	729,487
Northern Tier Energy LLC - Northern Tier Finance Corp., 7.125%, 11/15/2020.	925,000	980,500
PBF Holding Co. LLC - PBF Finance Corp., 8.25%, 2/15/2020	1,270,000	1,387,475
Petrobras Global Finance B.V. (Brazil)[6], 1.855%, 5/20/2016	3,280,000	3,234,900
Petroleos Mexicanos (Mexico), 3.50%, 7/18/2018	2,000,000	2,045,000
Sabine Pass Liquefaction LLC[5], 5.875%, 2/1/2021	1,080,000	1,077,300
Ultra Petroleum Corp.[5], 5.75%, 12/15/2018	680,000	703,800

		16,356,261

Total Energy		28,437,579

Financials - 14.4%
Capital Markets - 2.8%
Goldman Sachs Capital I, 6.345%, 2/15/2034	795,000	812,317
Goldman Sachs Capital II6, 4.00%, 6/1/2043	1,215,000	909,731

7

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
Goldman Sachs Group, Inc., 3.625%, 2/7/2016	4,400,000	$4,612,634
The Goldman Sachs Group, Inc., 2.375%, 1/22/2018	5,340,000	5,379,991
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	2,510,000	2,883,639
The Goldman Sachs Group, Inc.[6], 1.336%, 11/15/2018	6,235,000	6,249,428
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	4,285,000	4,791,727
The Goldman Sachs Group, Inc.[6], 1.838%, 11/29/2023	1,120,000	1,134,151
Morgan Stanley, 3.80%, 4/29/2016	5,020,000	5,306,742
Morgan Stanley, 2.125%, 4/25/2018	5,495,000	5,483,532
Morgan Stanley, 5.50%, 1/26/2020	4,255,000	4,803,938
Morgan Stanley, 5.75%, 1/25/2021	2,965,000	3,369,444

		45,737,274

Commercial Banks - 4.2%
Bank of Montreal (Canada)[5], 1.95%, 1/30/2017	6,730,000	6,923,602
Barclays Bank plc (United Kingdom)[5], 2.50%, 9/21/2015	4,045,000	4,172,656
Barclays Bank plc (United Kingdom), 4.25%, 1/12/2022	GBP 495,000	879,671
BB&T Corp., 5.20%, 12/23/2015	1,200,000	1,290,282
BBVA Bancomer S.A. (Mexico)[5], 6.75%, 9/30/2022	1,655,000	1,772,919
BBVA US Senior S.A.U. (Spain), 4.664%, 10/9/2015	4,406,000	4,624,040
BNP Paribas Home Loan Covered Bonds S.A. (France)[5], 2.20%, 11/2/2015	4,045,000	4,150,291
Commonwealth Bank of Australia (Australia)[5], 0.75%, 1/15/2016	1,685,000	1,687,982
Commonwealth Bank of Australia (Australia), 5.75%, 1/25/2017	AUD 390,000	362,531
Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A. (Netherlands)[6], 8.40%, 11/29/2049	670,000	742,889
HSBC Bank plc (United Kingdom)[5], 1.50%, 5/15/2018	1,605,000	1,579,598
HSBC USA Capital Trust I (United Kingdom)[5], 7.808%, 12/15/2026	600,000	607,500
Intesa Sanpaolo S.p.A. (Italy), 3.125%, 1/15/2016	4,675,000	4,768,523
Intesa Sanpaolo S.p.A. (Italy), 2.375%, 1/13/2017	1,450,000	1,448,956
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	3,000,000	3,034,752
Lloyds Bank plc (United Kingdom)[5], 6.50%, 9/14/2020	2,225,000	2,546,962
Lloyds Bank plc (United Kingdom)[6], 9.875%, 12/16/2021	1,300,000	1,550,250

	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Commercial Banks (continued)
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	2,050,000	$2,395,376
National Australia Bank Ltd. (Australia)[5], 1.25%, 3/8/2018	1,975,000	1,945,999
National Bank of Canada (Canada)[5], 2.20%, 10/19/2016	4,650,000	4,812,759
National City Corp., 6.875%, 5/15/2019	2,485,000	2,982,991
PNC Bank National Association, 5.25%, 1/15/2017	270,000	298,805
Royal Bank of Canada (Canada), 3.27%, 11/10/2014	CAD 295,000	268,870
Royal Bank of Canada (Canada), 3.18%, 3/16/2015	CAD 470,000	430,556
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	CAD 450,000	430,865
Royal Bank of Scotland Group plc (United Kingdom), 5.00%, 10/1/2014	1,430,000	1,456,820
The Royal Bank of Scotland plc (United Kingdom)[6], 9.50%, 3/16/2022	590,000	690,005
Santander Holdings USA, Inc., 4.625%, 4/19/2016	365,000	390,886
The Toronto-Dominion Bank (Canada)[5], 1.625%, 9/14/2016	2,300,000	2,347,817
Wachovia Corp., 5.25%, 8/1/2014	1,300,000	1,328,031
Wells Fargo & Co., 1.50%, 1/16/2018	4,315,000	4,304,023
Westpac Banking Corp. (Australia), 5.75%, 2/6/2017	AUD 400,000	372,068

		66,599,275

Consumer Finance - 0.6%
Ally Financial, Inc., 6.75%, 12/1/2014	610,000	633,637
Ally Financial, Inc., 2.75%, 1/30/2017	675,000	677,531
American Express Co.[6], 6.80%, 9/1/2066	950,000	1,022,437
Capital One Bank USA National Association, 2.15%, 11/21/2018	900,000	900,530
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	1,500,000	1,837,585
Caterpillar Financial Services Corp., 7.15%, 2/15/2019	295,000	365,146
CNG Holdings, Inc.[5], 9.375%, 5/15/2020	910,000	848,575
Discover Bank, 4.20%, 8/8/2023	1,310,000	1,319,634
Interface Security Systems Holdings, Inc. - Interface Security Systems LLC[5], 9.25%, 1/15/2018	540,000	540,000
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	930,000	976,500

		9,121,575

8

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services - 3.1%
Bank of America Corp., 6.50%, 8/1/2016	1,900,000	$2,137,217
Bank of America Corp., 5.75%, 8/15/2016	1,135,000	1,249,751
Bank of America Corp., 6.875%, 4/25/2018	1,030,000	1,228,297
Bank of America Corp., 7.625%, 6/1/2019	2,270,000	2,810,911
The Bear Stearns Companies LLC, 7.25%, 2/1/2018	85,000	101,714
Citigroup, Inc., 5.85%, 8/2/2016	2,000,000	2,227,638
Citigroup, Inc., 8.50%, 5/22/2019	2,674,000	3,441,179
CME Group, Inc., 3.00%, 9/15/2022	1,240,000	1,209,033
General Electric Capital Corp., 5.625%, 5/1/2018	4,100,000	4,734,131
General Electric Capital Corp., 5.50%, 1/8/2020	4,985,000	5,757,211
General Electric Capital Corp.[6], 0.616%, 5/5/2026	2,310,000	2,102,516
ING Bank N.V. (Netherlands)[5], 5.125%, 5/1/2015	535,000	558,096
ING US, Inc., 2.90%, 2/15/2018	85,000	87,657
ING US, Inc., 5.50%, 7/15/2022	1,165,000	1,291,291
Jefferies Finance LLC - JFIN Co-Issuer Corp.[5], 7.375%, 4/1/2020	870,000	911,325
Jefferies Group LLC, 8.50%, 7/15/2019	3,825,000	4,708,594
Jefferies Group LLC, 5.125%, 1/20/2023	2,100,000	2,177,696
JPMorgan Chase & Co., 3.15%, 7/5/2016	4,025,000	4,210,428
JPMorgan Chase & Co., 1.625%, 5/15/2018	4,370,000	4,308,990
JPMorgan Chase & Co., 4.95%, 3/25/2020	4,040,000	4,510,563

		49,764,238

Insurance - 1.5%
American International Group, Inc., 4.875%, 6/1/2022	3,705,000	4,031,988
Fidelity National Financial, Inc., 6.60%, 5/15/2017	1,985,000	2,234,143
First American Financial Corp., 4.30%, 2/1/2023	1,650,000	1,606,093
Genworth Holdings, Inc., 7.70%, 6/15/2020	500,000	604,003
Genworth Holdings, Inc., 7.625%, 9/24/2021	6,620,000	7,974,412
Genworth Holdings, Inc.[6], 6.15%, 11/15/2066	4,395,000	3,928,031
Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	3,120,000	3,439,582

		23,818,252

	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) - 2.2%
American Campus Communities Operating Partnership LP, 3.75%, 4/15/2023	665,000	$629,877
American Tower Corp., 3.40%, 2/15/2019	4,010,000	4,143,669
BioMed Realty LP, 3.85%, 4/15/2016	950,000	992,755
Boston Properties LP, 5.875%, 10/15/2019	1,415,000	1,641,150
Boston Properties LP, 5.625%, 11/15/2020	410,000	468,608
Camden Property Trust, 5.70%, 5/15/2017	705,000	787,568
Corrections Corp. of America, 4.125%, 4/1/2020	870,000	841,725
Digital Realty Trust LP, 5.875%, 2/1/2020	4,950,000	5,443,614
Dupont Fabros Technology LP, 5.875%, 9/15/2021	950,000	985,625
HCP, Inc., 6.70%, 1/30/2018	3,675,000	4,304,858
Health Care REIT, Inc., 6.20%, 6/1/2016	3,640,000	4,059,099
Health Care REIT, Inc., 4.95%, 1/15/2021	330,000	355,769
Mack-Cali Realty LP, 5.80%, 1/15/2016	3,200,000	3,460,781
Rialto Holdings LLC - Rialto Corp.[5], 7.00%, 12/1/2018	680,000	686,800
Simon Property Group LP, 10.35%, 4/1/2019	2,210,000	3,010,343
Simon Property Group LP, 5.65%, 2/1/2020	1,795,000	2,080,355
UDR, Inc., 4.625%, 1/10/2022	980,000	1,032,383

		34,924,979

Thrifts & Mortgage Finance - 0.0%#
Provident Funding Associates LP - PFG Finance Corp.[5], 6.75%, 6/15/2021	580,000	572,750

Total Financials		230,538,343

Health Care - 0.7%
Biotechnology - 0.3%
Amgen, Inc., 3.45%, 10/1/2020	4,750,000	4,937,155

Health Care Providers & Services - 0.3%
Express Scripts Holding Co., 4.75%, 11/15/2021	1,250,000	1,356,787
Fresenius Medical Care US Finance, Inc. (Germany), 6.875%, 7/15/2017	785,000	889,994
Fresenius Medical Care US Finance, Inc. (Germany)[5], 6.50%, 9/15/2018	640,000	720,800
Fresenius US Finance II, Inc. (Germany)[5], 9.00%, 7/15/2015	895,000	986,737
HCA, Inc., 6.375%, 1/15/2015	610,000	635,163

9

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Health Care Providers & Services (continued)
Tenet Healthcare Corp., 8.125%, 4/1/2022	610,000	$665,663

		5,255,144

Pharmaceuticals - 0.1%
Forest Laboratories, Inc.[5], 4.375%, 2/1/2019	680,000	682,550

Total Health Care		10,874,849

Industrials - 1.5%
Aerospace & Defense - 0.3%
Bombardier, Inc. (Canada)[5], 4.25%, 1/15/2016	545,000	564,075
Bombardier, Inc. (Canada)[5], 6.125%, 1/15/2023	940,000	925,900
DigitalGlobe, Inc., 5.25%, 2/1/2021	545,000	535,463
Erickson Air-Crane, Inc.[5], 8.25%, 5/1/2020	790,000	819,625
Textron, Inc., 7.25%, 10/1/2019	1,000,000	1,183,144

		4,028,207

Air Freight & Logistics - 0.1%
FedEx Corp., 8.00%, 1/15/2019	570,000	718,379
Neovia Logistics Intermediate Holdings LLC - Logistics Intermediate Finance Corp.[5,7], 10.00%, 2/15/2018	615,000	625,763

		1,344,142

Airlines - 0.2%
American Airlines Pass-Through Trust, Series 2013-2, Class A5, 4.95%, 1/15/2023	2,139,733	2,278,815
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B5, 6.375%, 1/2/2016	515,000	551,050
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	290,000	310,300
United Continental Holdings, Inc., 6.375%, 6/1/2018	605,000	636,006

		3,776,171

Construction & Engineering - 0.1%
Abengoa Finance S.A.U. (Spain)[5], 7.75%, 2/1/2020	850,000	892,500
Industrial Conglomerates - 0.1%
General Electric Co., 5.25%, 12/6/2017	550,000	625,708
Tyco Electronics Group S.A. (Switzerland), 4.875%, 1/15/2021	1,390,000	1,476,436

		2,102,144

Machinery - 0.2%
CNH Capital LLC, 6.25%, 11/1/2016	895,000	983,381

	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Machinery (continued)
Joy Global, Inc., 5.125%, 10/15/2021	110,000	$115,769
SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[5], 8.875%, 8/1/2020	985,000	1,063,800
Waterjet Holdings, Inc.[5], 7.625%, 2/1/2020	625,000	639,063

		2,802,013

Research & Consulting Services - 0.0%#
FTI Consulting, Inc., 6.00%, 11/15/2022	545,000	553,175

Road & Rail - 0.1%
Union Pacific Corp., 5.65%, 5/1/2017	815,000	915,438
Union Pacific Corp., 7.875%, 1/15/2019	495,000	611,866

		1,527,304

Trading Companies & Distributors - 0.4%
Air Lease Corp., 3.375%, 1/15/2019	1,850,000	1,852,313
Aircastle Ltd., 4.625%, 12/15/2018	675,000	680,063
Aviation Capital Group Corp.[5], 4.625%, 1/31/2018	540,000	564,878
Aviation Capital Group Corp.[5], 6.75%, 4/6/2021	775,000	850,132
Blueline Rental Finance Corp.[5], 7.00%, 2/1/2019	645,000	666,769
Fly Leasing Ltd. (Ireland), 6.75%, 12/15/2020	680,000	688,500
International Lease Finance Corp., 8.625%, 9/15/2015	555,000	613,275
Rexel S.A. (France)[5], 5.25%, 6/15/2020	870,000	874,350

		6,790,280

Total Industrials		23,815,936

Information Technology - 1.0%
Communications Equipment - 0.1%
Windstream Corp., 7.50%, 6/1/2022	985,000	1,002,237

Computers & Peripherals - 0.6%
Apple, Inc., 2.40%, 5/3/2023	645,000	590,524
EMC Corp., 2.65%, 6/1/2020	2,845,000	2,847,142
Hewlett-Packard Co., 4.75%, 6/2/2014	2,310,000	2,341,751
Hewlett-Packard Co., 5.50%, 3/1/2018	815,000	924,757
Hewlett-Packard Co.[6], 1.182%, 1/14/2019	2,765,000	2,763,689

		9,467,863

Electronic Equipment, Instruments & Components -0.0%#
Corning, Inc., 6.625%, 5/15/2019	460,000	558,667

10

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
IT Services - 0.3%
The Western Union Co., 5.253%, 4/1/2020	1,350,000	$1,463,117
Xerox Corp., 2.75%, 3/15/2019	2,740,000	2,763,928

		4,227,045

Semiconductors & Semiconductor Equipment - 0.0%#
Magnachip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	835,000	856,919

Total Information Technology		16,112,731

Materials - 1.3%
Chemicals - 0.0%#
Nufarm Australia Ltd. (Australia)[5], 6.375%, 10/15/2019	655,000	674,650

Containers & Packaging - 0.1%
Smurfit Kappa Acquisitions (Ireland)[5], 4.875%, 9/15/2018	985,000	1,026,863

Metals & Mining - 1.0%
Allegheny Technologies, Inc., 5.95%, 1/15/2021	1,550,000	1,633,982
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	1,275,000	1,541,710
Cliffs Natural Resources, Inc., 5.90%, 3/15/2020	3,780,000	3,820,873
Dynacast International LLC - Dynacast Finance, Inc., 9.25%, 7/15/2019	780,000	860,925
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/2018	110,000	110,249
Plains Exploration & Production Co., 6.125%, 6/15/2019	1,670,000	1,828,650
Plains Exploration & Production Co., 6.50%, 11/15/2020	2,725,000	2,987,281
Rio Tinto Finance USA Ltd. (United Kingdom), 3.75%, 9/20/2021	1,585,000	1,632,070
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	1,260,000	1,280,077

		15,695,817

Paper & Forest Products - 0.2%
International Paper Co., 9.375%, 5/15/2019	1,777,000	2,344,703
International Paper Co., 7.50%, 8/15/2021	1,410,000	1,771,276

		4,115,979

Total Materials		21,513,309

Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.1%
Telefonica Emisiones S.A.U. (Spain), 6.221%, 7/3/2017	2,300,000	2,624,226

	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services - 0.7%
Altice Financing S.A. (Luxembourg)[5], 6.50%, 1/15/2022	995,000	$1,009,925
America Movil SAB de C.V. (Mexico), 5.00%, 3/30/2020	1,890,000	2,056,900
CPI International, Inc., 8.00%, 2/15/2018	575,000	603,750
Crown Castle Towers LLC[5], 6.113%, 1/15/2020	1,040,000	1,193,656
Crown Castle Towers LLC[5], 4.883%, 8/15/2020	333,000	362,546
Digicel Ltd. (Jamaica)[5], 6.00%, 4/15/2021	905,000	877,850
SBA Tower Trust[5], 5.101%, 4/17/2017	575,000	622,592
SBA Tower Trust[5], 2.933%, 12/15/2017.	1,680,000	1,715,267
SBA Tower Trust[5], 3.598%, 4/15/2018	1,500,000	1,468,368
UPCB Finance VI Ltd. (Netherlands)[5], 6.875%, 1/15/2022	1,135,000	1,214,450

		11,125,304

Total Telecommunication Services		13,749,530

Utilities - 0.2%
Independent Power Producers & Energy Traders - 0.2%
Exelon Generation Co. LLC, 5.20%, 10/1/2019	1,555,000	1,698,954
NRG Energy, Inc.[5], 6.25%, 7/15/2022	1,000,000	1,002,500

Total Utilities		2,701,454

Total Non-Convertible Corporate Bonds (Identified Cost $390,222,374)		403,912,555

TOTAL CORPORATE BONDS (Identified Cost $391,181,436)		404,876,258

U.S. TREASURY SECURITIES - 1.3%
U.S. Treasury Notes - 1.3%
U.S. Treasury Note, 0.25%, 10/31/2015 (Identified Cost $19,979,554)	20,000,000	19,992,180

ASSET-BACKED SECURITIES - 0.2%
Americredit Automobile Receivables Trust, Series 2012-5, Class A3, 0.62%, 6/8/2017	775,000	775,818
FDIC Trust, Series 2011-R1, Class A5, 2.672%, 7/25/2026	1,084,578	1,119,611
Ford Credit Auto Owner Trust, Series 2012-D, Class A3, 0.51%, 4/15/2017	525,000	525,256
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[5], 5.29%, 3/25/2016	335,000	349,036

11

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE

ASSET-BACKED SECURITIES (continued)
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[5], 3.74%, 2/25/2017	690,000	$724,514

TOTAL ASSET-BACKED SECURITIES (Identified Cost $3,408,744)		3,494,235

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.4%
Americold LLC Trust, Series 2010-ARTA, Class A1[5], 3.847%, 1/14/2029	311,266	325,656
BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A5, 2.959%, 12/10/2030	840,000	806,087
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4[6], 5.737%, 5/10/2045	1,005,000	1,094,507
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/2046	1,130,000	1,226,905
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	1,090,000	1,141,831
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A4[6], 5.711%, 9/11/2038	765,000	837,046
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	1,155,000	1,256,173
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class AM6, 5.568%, 10/12/2041	1,600,000	1,751,000
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[5], 3.759%, 4/15/2044	540,000	566,660
Citigroup - Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4[6], 5.219%, 7/15/2044	1,060,000	1,122,363
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[5], 3.156%, 7/10/2046	374,222	384,756
Commercial Mortgage Pass-Through Certificates, Series 2012-CR4, Class A3, 2.853%, 10/15/2045	1,170,000	1,117,833
Commercial Mortgage Trust, Series 2006-GG7, Class A4[6], 5.82%, 7/10/2038	588,397	641,697
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[5,6], 2.50%, 5/25/2043	2,049,531	1,883,133
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[5,6], 2.13%, 2/25/2043	1,910,415	1,686,240
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1[5], 3.742%, 11/10/2046	509,872	534,725
Extended Stay America Trust, Series 2013-ESH7, Class A27[5], 2.958%, 12/5/2031	1,875,000	1,851,285

	PRINCIPAL AMOUNT[4]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class A2, 2.377%, 5/25/2022	1,630,000	$1,547,576
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	1,499,050	1,501,543
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	1,705,000	1,690,630
FREMF Mortgage Trust, Series 2011-K701, Class B5,6, 4.286%, 7/25/2048	750,000	782,815
FREMF Mortgage Trust, Series 2011-K702, Class B5,6, 4.77%, 4/25/2044	885,000	940,251
FREMF Mortgage Trust, Series 2013-K502, Class B5,6, 2.728%, 3/25/2045	2,135,000	2,123,390
GS Mortgage Securities Corp. II, Series 2010-C2, Class A1[5], 3.849%, 12/10/2043	989,147	1,042,499
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4[6], 5.244%, 1/12/2043	1,750,000	1,861,860
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4[6], 5.238%, 12/15/2044	475,000	505,736
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4[6], 5.873%, 4/15/2045	1,670,000	1,824,699
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[5,6], 3.00%, 3/25/2043	1,649,179	1,572,589
JP Morgan Mortgage Trust, Series 2013-2, Class A2[5,6], 3.50%, 5/25/2043	1,914,706	1,871,376
LSTAR Commercial Mortgage Trust, Series 2011-1, Class A5, 3.913%, 6/25/2043	93,074	94,027
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4A6, 5.23%, 9/15/2042	392,696	412,423
Morgan Stanley Capital I Trust, Series 2011-C1, Class A2[5], 3.884%, 9/15/2047	800,000	839,162
Motel 6 Trust, Series 2012-MTL6, Class A2[5], 1.948%, 10/5/2025	1,170,000	1,163,573
OBP Depositor LLC Trust, Series 2010-OBP, Class A5, 4.646%, 7/15/2045	115,000	126,316
Resource Capital Corp., Series 2013-CRE1, Class A (Cayman Islands)[5,6], 1.455%, 12/15/2028	1,179,000	1,179,118
SCG Trust, Series 2013-SRP1, Class AJ5,6, 2.11%, 11/15/2026	3,550,000	3,550,483
Sequoia Mortgage Trust, Series 2013-2, Class A1[6], 1.874%, 2/25/2043	1,550,299	1,324,692

12

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT[4]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust, Series 2013-7, Class A2[6], 3.00%, 6/25/2043		1,312,407	$1,217,598
Sequoia Mortgage Trust, Series 2013-8, Class A1[6], 3.00%, 6/25/2043		1,777,713	1,643,629
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX5, 4.004%, 9/13/2028		350,000	370,639
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[6], 5.239%, 10/15/2044		531,337	561,521
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[6], 6.011%, 6/15/2045		850,000	930,599
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[5], 4.393%, 11/15/2043		545,000	590,117
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3, 2.918%, 10/15/2045		2,230,000	2,151,379
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2[5], 3.791%, 2/15/2044		940,000	986,091
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A2, 2.029%, 3/15/2045		1,950,000	1,962,032

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $55,759,871)			54,596,260

FOREIGN GOVERNMENT BONDS - 2.6%
Bonos de la Tesoreria de la Republica en pesos (Chile), 6.00%, 1/1/2018	CLP	790,000,000	1,496,878
Brazil Letras do Tesouro Nacional (Brazil)[8], 0.00%, 1/1/2015	BRL	1,000,000	374,093
Brazilian Government Bond (Brazil), 8.875%, 10/14/2019		800,000	1,024,000
Canada Housing Trust No. 1 (Canada)[5], 4.10%, 12/15/2018	CAD	390,000	387,002
Canadian Government Bond (Canada), 1.50%, 9/1/2017	CAD	700,000	632,907
Chile Government Bond (Chile), 3.25%, 9/14/2021		1,450,000	1,439,125
Ireland Government Bond (Ireland), 5.00%, 10/18/2020	EUR	300,000	467,797
Ireland Government Bond (Ireland), 5.40%, 3/13/2025	EUR	300,000	473,735
Italy Buoni Poliennali Del Tesoro (Italy), 2.25%, 5/15/2016	EUR	165,000	227,510
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 9/1/2022	EUR	630,000	971,531
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 11/1/2022	EUR	760,000	1,176,547
Italy Buoni Poliennali Del Tesoro (Italy), 4.50%, 5/1/2023	EUR	630,000	908,408
Italy Buoni Poliennali Del Tesoro (Italy)[5], 5.00%, 3/1/2025	EUR	495,000	734,372

	PRINCIPAL AMOUNT[4]		VALUE

FOREIGN GOVERNMENT BONDS (continued)
Japan Government Five Year Bond (Japan), 0.30%, 12/20/2016	JPY	101,000,000	$993,793
Japan Government Two Year Bond (Japan), 0.10%, 3/15/2014	JPY	71,500,000	699,847
Korea Treasury Bond (South Korea), 4.50%, 3/10/2015	KRW	950,000,000	904,653
Korea Treasury Bond (South Korea), 2.75%, 6/10/2016	KRW	470,000,000	437,926
Malaysia Government Bond (Malaysia), 3.434%, 8/15/2014	MYR	1,535,000	459,924
Malaysia Government Bond (Malaysia), 4.262%, 9/15/2016	MYR	3,205,000	980,352
Mexican Government Bond (Mexico), 8.00%, 12/17/2015	MXN	26,195,000	2,098,810
Mexican Government Bond (Mexico), 7.25%, 12/15/2016	MXN	6,000,000	482,620
Mexican Government Bond (Mexico), 5.00%, 6/15/2017	MXN	8,000,000	604,031
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	2,400,000	198,551
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	4,000,000	302,881
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	6,500,000	487,824
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	2,500,000	191,938
Portugal Obrigacoes do Tesouro OT (Portugal)[5], 4.20%, 10/15/2016	EUR	190,000	267,479
Portugal Obrigacoes do Tesouro OT (Portugal)[5], 4.80%, 6/15/2020	EUR	175,000	241,372
Portugal Obrigacoes do Tesouro OT (Portugal)[5], 4.95%, 10/25/2023	EUR	185,000	251,034
Portugal Obrigacoes do Tesouro OT (Portugal)[5], 5.65%, 2/15/2024	EUR	350,000	494,611
Province of New Brunswick Canada (Canada), 5.20%, 2/21/2017		3,800,000	4,289,250
Province of Nova Scotia Canada (Canada), 5.125%, 1/26/2017		2,000,000	2,247,940
Province of Quebec Canada (Canada), 5.125%, 11/14/2016		6,900,000	7,718,064
Russian Foreign Bond - Eurobond (Russia)[5], 5.00%, 4/29/2020		600,000	636,750
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	855,000	700,974
Spain Government Bond (Spain), 3.30%, 7/30/2016	EUR	170,000	240,074
Spain Government Bond (Spain), 4.50%, 1/31/2018	EUR	325,000	480,557
Spain Government Bond (Spain), 4.00%, 4/30/2020	EUR	515,000	745,324
Spain Government Bond (Spain)[5], 5.40%, 1/31/2023	EUR	760,000	1,167,701
Spain Government Bond (Spain), 4.80%, 1/31/2024	EUR	600,000	881,567
Spain Government Bond (Spain), 4.65%, 7/30/2025	EUR	210,000	303,137
United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	GBP	380,000	618,266

13

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT[4]		VALUE

FOREIGN GOVERNMENT BONDS (continued)
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	GBP	475,000	$890,765

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $40,712,175)			41,331,920

U.S. GOVERNMENT AGENCIES - 19.3%
Mortgage-Backed Securities - 7.0%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		1,436,760	1,572,261
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		104,642	114,411
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		133,226	145,163
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		943,163	1,031,088
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		172,305	187,740
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		1,619,747	1,771,433
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024		101,453	110,997
Fannie Mae, Pool #AB4086, 3.00%, 12/1/2026		1,265,634	1,307,815
Fannie Mae, Pool #AJ7717, 3.00%, 12/1/2026		1,533,164	1,584,167
Fannie Mae, Pool #AK7413, 3.00%, 3/1/2027		1,531,176	1,582,180
Fannie Mae, Pool #AO6562, 3.00%, 6/1/2027		250,976	259,359
Fannie Mae, Pool #AP0000, 3.50%, 7/1/2027		588,528	620,948
Fannie Mae, Pool #AB5970, 3.00%, 8/1/2027		1,768,813	1,827,890
Fannie Mae, Pool #AP7539, 3.00%, 9/1/2027		1,469,620	1,518,704
Fannie Mae, Pool #AB6580, 3.00%, 10/1/2027		396,211	409,435
Fannie Mae, Pool #AL2720, 3.00%, 11/1/2027		1,243,305	1,284,792
Fannie Mae, Pool #AQ4426, 3.00%, 11/1/2027		493,015	509,490
Fannie Mae, Pool #AQ5073, 3.00%, 12/1/2027		140,776	145,597
Fannie Mae, Pool #AQ5190, 3.00%, 12/1/2027		163,923	169,510
Fannie Mae, Pool #AR4926, 3.00%, 1/1/2028		499,527	516,554
Fannie Mae, Pool #AR5885, 3.00%, 1/1/2028		141,810	146,635
Fannie Mae, Pool #AB7722, 3.50%, 1/1/2028		396,226	418,101
Fannie Mae, Pool #AR1092, 3.00%, 2/1/2028		317,580	328,409
Fannie Mae, Pool #AR5986, 3.00%, 2/1/2028		145,234	150,209

	PRINCIPAL AMOUNT[4]	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AB8457, 3.50%, 2/1/2028	690,504	$728,616
Fannie Mae, Pool #AB8601, 3.00%, 3/1/2028	496,870	513,806
Fannie Mae, Pool #AL3301, 3.00%, 3/1/2028	1,006,976	1,041,289
Fannie Mae, Pool #AL3586, 3.00%, 3/1/2028	751,518	776,637
Fannie Mae, Pool #AR6001, 3.00%, 3/1/2028	151,182	156,361
Fannie Mae, Pool #AR6002, 3.00%, 3/1/2028	243,228	251,522
Fannie Mae, Pool #AR6024, 3.00%, 3/1/2028	724,424	749,088
Fannie Mae, Pool #AR8950, 3.00%, 3/1/2028	356,900	369,071
Fannie Mae, Pool #AT3152, 3.00%, 4/1/2028	567,340	586,681
Fannie Mae, Pool #MA1405, 3.00%, 4/1/2028	184,423	190,708
Fannie Mae, Pool #MA1423, 3.50%, 4/1/2028	163,050	172,056
Fannie Mae, Pool #AB9483, 2.50%, 5/1/2028	2,176,338	2,185,699
Fannie Mae, Pool #AT8568, 2.50%, 5/1/2028	2,020,739	2,029,105
Fannie Mae, Pool #AT2899, 3.00%, 5/1/2028	284,093	293,776
Fannie Mae, Pool #AT9599, 3.00%, 6/1/2028	281,412	290,716
Fannie Mae, Pool #AT8059, 2.50%, 7/1/2028	1,394,544	1,400,328
Fannie Mae, Pool #AU1270, 2.50%, 7/1/2028	841,012	844,628
Fannie Mae, Pool #AU1783, 2.50%, 8/1/2028	891,083	894,914
Fannie Mae, Pool #AS0945, 2.50%, 11/1/2028	1,124,986	1,129,998
Fannie Mae, Pool #745418, 5.50%, 4/1/2036	2,116,735	2,330,150
Fannie Mae, Pool #888021, 6.00%, 12/1/2036	350,649	388,829
Fannie Mae, Pool #909786, 5.50%, 3/1/2037	550,200	604,722
Fannie Mae, Pool #995050, 6.00%, 9/1/2037	715,935	794,881
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037	2,297,968	2,550,572
Fannie Mae, Pool #889576, 6.00%, 4/1/2038	1,495,699	1,656,442
Fannie Mae, Pool #889579, 6.00%, 5/1/2038	1,533,719	1,697,399
Fannie Mae, Pool #889575, 6.00%, 6/1/2038	944,650	1,045,105
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	4,264,157	4,721,163

14

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AD0119, 6.00%, 7/1/2038	1,213,658	$1,341,386
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038	574,718	636,413
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	185,852	205,601
Fannie Mae, Pool #AD0258, 5.50%, 3/1/2039	910,016	1,000,193
Fannie Mae, Pool #AA7681, 4.50%, 6/1/2039	2,051,777	2,200,757
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	485,936	534,314
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	2,869,347	3,078,603
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	2,973,138	3,286,039
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	2,015,897	2,229,728
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	3,688,887	4,077,129
Fannie Mae, Pool #AL2581, 6.00%, 6/1/2040	2,078,949	2,304,213
Fannie Mae, Pool #890519, 6.00%, 10/1/2040	5,112,136	5,657,685
Fannie Mae, Pool #AE0951, 4.50%, 2/1/2041	1,789,928	1,920,548
Fannie Mae, Pool #AH9054, 4.50%, 4/1/2041	747,398	802,027
Fannie Mae, Pool #AI2468, 4.50%, 5/1/2041	566,066	607,521
Fannie Mae, Pool #AL0160, 4.50%, 5/1/2041	1,855,573	1,996,913
Fannie Mae, Pool #AJ1415, 4.50%, 9/1/2041	451,204	484,062
Fannie Mae, Pool #AL3454, 3.00%, 4/1/2043	1,446,781	1,408,417
Fannie Mae, Pool #AT3045, 3.00%, 4/1/2043	332,204	323,391
Fannie Mae, Pool #AB9782, 3.00%, 7/1/2043	776,257	755,563
Fannie Mae, Pool #MA1489, 3.00%, 7/1/2043	701,831	683,083
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	552,549	600,433
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	162,862	177,632
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	120,588	129,579
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	91,694	98,648
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	163,648	178,816
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	72,736	79,421
Freddie Mac, Pool #J16679, 3.00%, 9/1/2026	983,676	1,015,728

	PRINCIPAL AMOUNT[4]	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Freddie Mac, Pool #E09019, 3.00%, 12/1/2027	357,367	$368,439
Freddie Mac, Pool #E09022, 3.00%, 1/1/2028	179,104	184,914
Freddie Mac, Pool #J22551, 3.00%, 1/1/2028	353,398	364,369
Freddie Mac, Pool #J22427, 3.00%, 2/1/2028	275,660	284,637
Freddie Mac, Pool #G14708, 3.50%, 2/1/2028	437,294	461,770
Freddie Mac, Pool #E09026, 3.00%, 3/1/2028	935,937	966,524
Freddie Mac, Pool #E09029, 3.00%, 3/1/2028	851,400	879,118
Freddie Mac, Pool #J23444, 3.00%, 4/1/2028	178,576	184,150
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037	209,286	230,492
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	449,624	491,521
Freddie Mac, Pool #G03781, 6.00%, 1/1/2038	917,718	1,011,166
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	1,089,778	1,201,837
Freddie Mac, Pool #G04264, 5.50%, 4/1/2038	1,948,480	2,130,045
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	1,036,221	1,132,780
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	1,142,956	1,249,459
Freddie Mac, Pool #G04587, 5.50%, 8/1/2038	3,350,319	3,663,010
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	794,613	868,658
Freddie Mac, Pool #G05409, 5.50%, 3/1/2039	1,439,559	1,573,701
Freddie Mac, Pool #A86522, 4.50%, 5/1/2039	2,795,505	2,989,005
Freddie Mac, Pool #G06021, 5.50%, 1/1/2040	586,394	641,040
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	537,603	587,845
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	830,513	914,668
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	480,786	530,620
Freddie Mac, Pool #C09026, 2.50%, 2/1/2043	1,457,264	1,350,549
Freddie Mac, Pool #V80002, 2.50%, 4/1/2043	1,804,766	1,672,505
Freddie Mac, Pool #Q19115, 3.00%, 6/1/2043	751,205	729,673
Ginnie Mae, Pool #263096, 9.50%, 3/15/2020	1,279	1,298

Total Mortgage-Backed Securities (Identified Cost $111,726,268)		112,584,786

15

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Other Agencies - 12.3%
Fannie Mae, 0.50%, 3/30/2016	32,000,000	$32,048,000
Fannie Mae, 5.25%, 9/15/2016	17,000,000	19,042,431
Fannie Mae, 1.375%, 11/15/2016	6,000,000	6,120,720
Fannie Mae, 0.875%, 8/28/2017	45,000,000	44,727,975
Fannie Mae, 1.625%, 11/27/2018	15,400,000	15,380,627
Freddie Mac, 1.25%, 5/12/2017	19,000,000	19,208,107
Freddie Mac, 3.75%, 3/27/2019	22,000,000	24,175,206
Freddie Mac, 1.25%, 10/2/2019	15,000,000	14,418,315
Freddie Mac, 2.375%, 1/13/2022	21,288,000	20,789,648

Total Other Agencies (Identified Cost $196,400,615)		195,911,029

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $308,126,883)		308,495,815

	SHARES	VALUE

SHORT-TERM INVESTMENT - 4.6%
Dreyfus Cash Management, Inc. - Institutional Shares[9], 0.04%, (Identified Cost $ 74,216,733)	74,216,733	$74,216,733

TOTAL INVESTMENTS - 101.0% (Identified Cost $ 1,474,301,079)		1,615,805,118
LIABILITIES, LESS OTHER ASSETS - (1.0%)		(15,847,434)

NET ASSETS - 100%		$1,599,957,684

ADR - American Depository Receipt

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CLP - Chilean Peso

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

SGD - Singapore Dollar

#Less than 0.1%.

*Non-income producing security.

1 A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2 Latest quoted sales price is not available and the latest quoted bid price was used to value the security.

3 The rate shown is a fixed rate as of January 31, 2014; the rate becomes floating, based on LIBOR plus a spread, at dates ranging from 2015 to 2022.

4 Amount is stated in USD unless otherwise noted.

5 Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $123,291,417 or 7.7%, of the Series’ net assets as of January 31, 2014.

6 The coupon rate is floating and is the effective rate as of January 31, 2014.

7 Represents a Payment-In-Kind bond.

8 Represents a zero-coupon bond.

9 Rate shown is the current yield as of January 31, 2014.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

16

Investment Portfolio - January 31, 2014

(unaudited)

Federal Tax Information:

On January 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$1,474,899,192
Unrealized appreciation	159,858,970
Unrealized depreciation	(18,953,044)

Net unrealized appreciation	$140,905,926

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$141,414,392	$124,655,461	$16,758,931	$—
Consumer Staples	80,480,392	23,261,830	57,218,562	—
Energy	113,119,317	111,431,735	1,687,582	—
Financials	60,327,639	53,288,774	7,038,865	—
Health Care	59,240,349	49,555,623	9,684,726	—
Industrials	50,097,295	41,709,406	8,387,889	—
Information Technology	155,494,507	148,230,804	7,263,703	—
Materials	44,108,600	34,676,501	9,432,099	—
Telecommunication Services	2,074,642	983,082	1,091,560	—
Preferred securities:
Financials	2,444,584	2,444,584	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	328,487,995	—	328,487,995	—
Corporate debt:
Consumer Discretionary	46,960,156	—	46,960,156	—
Consumer Staples	9,208,668	—	9,208,668	—
Energy	28,437,579	—	28,437,579	—
Financials	230,538,343	—	230,538,343	—
Health Care	10,874,849	—	10,874,849	—
Industrials	23,815,936	—	23,815,936	—
Information Technology	16,112,731	—	16,112,731	—
Materials	21,513,309	—	21,513,309	—
Telecommunication Services	13,749,530	—	13,749,530	—
Utilities	2,701,454	—	2,701,454	—
Convertible corporate debt:
Financials	963,703	—	963,703	—
Asset-backed securities	3,494,235	—	3,494,235	—

17

Investment Portfolio - January 31, 2014

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commercial mortgage-backed securities	$54,596,260	$—	$54,596,260	$—
Foreign government bonds	41,331,920	—	41,331,920	—
Mutual fund	74,216,733	74,216,733	—	—

Total assets	$1,615,805,118	$664,454,533	$951,350,585	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2013 or January 31, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

18

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE

COMMON STOCKS - 58.4%
Consumer Discretionary - 11.7%
Auto Components - 0.1%
BorgWarner, Inc.	3,380	$181,506
F.C.C. Co. Ltd. (Japan)[1]	11,600	222,357
Hankook Tire Co. Ltd. (South Korea)[1]	14,537	832,165
Mando Corp. (South Korea)[1]	2,100	234,568
Musashi Seimitsu Industry Co. Ltd. (Japan)[1]	12,300	240,314
Nissin Kogyo Co. Ltd. (Japan)[1]	16,600	337,572

		2,048,482

Automobiles - 0.1%
Hyundai Motor Co. (South Korea)[1]	1,500	325,538
Toyota Motor Corp. (Japan)[1]	6,500	371,928

		697,466

Diversified Consumer Services - 0.0%#
Anhanguera Educacional Participacoes S.A. (Brazil)	105,870	557,153

Hotels, Restaurants & Leisure - 1.2%
Accor S.A. (France)[1]	206,730	9,854,893
Arcos Dorados Holdings, Inc., - Class A (Argentina)	14,150	125,369
BJ’s Restaurants, Inc.*	12,270	347,977
Hyatt Hotels Corp. - Class A*	11,130	531,903
InterContinental Hotels Group plc (United Kingdom)[1]	21,998	711,180
Orient-Express Hotels Ltd. - ADR - Class A*	26,290	372,266
Yum! Brands, Inc.	107,730	7,234,069

		19,177,657

Household Durables - 0.8%
DR Horton, Inc.	25,760	604,845
Lennar Corp. - Class A	133,550	5,363,368
LG Electronics, Inc. (South Korea)[1]	6,950	423,222
Rodobens Negocios Imobiliarios S.A. (Brazil)	50,510	220,814
Toll Brothers, Inc.*	142,050	5,220,337

		11,832,586

Internet & Catalog Retail - 0.0%#
Ocado Group plc (United Kingdom)*[1]	14,200	121,837

Leisure Equipment & Products - 0.0%#
Nikon Corp. (Japan)[1]	8,700	148,629

Media - 8.4%
AMC Networks, Inc. - Class A*	148,410	9,563,541
British Sky Broadcasting Group plc (United Kingdom)[1]	42,700	614,904
DIRECTV*	377,270	26,193,856
Global Mediacom Tbk PT (Indonesia)[1]	1,767,230	266,976
LIN Media LLC - Class A*	42,100	1,040,291

	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Discretionary (continued)
Media (continued)
Mediaset Espana Comunicacion S.A. (Spain)*[1]	42,490	$523,288
ProSiebenSat. 1 Media AG (Germany)[1]	2,470	110,648
Reed Elsevier plc - ADR (United Kingdom)	7,379	431,524
Sinclair Broadcast Group, Inc. - Class A	164,750	5,176,445
Societe Television Francaise 1 (France)[1]	20,180	372,872
Starz - Class A*	409,850	11,467,603
Time Warner, Inc.	322,640	20,271,471
Tribune Co.*	79,490	5,922,005
Twenty-First Century Fox, Inc. - Class A	607,620	19,334,468
Viacom, Inc. - Class B	237,330	19,484,793
The Walt Disney Co.	140,580	10,207,514
ZON OPTIMUS SGPS S.A. (Portugal)*[1]	81,000	541,405

		131,523,604

Multiline Retail - 0.0%#
Marks & Spencer Group plc (United Kingdom)[1]	28,170	217,686

Specialty Retail - 0.2%
Belle International Holdings Ltd. (Hong Kong)[1]	429,000	464,532
China ZhengTong Auto Services Holdings Ltd. (China)*[1]	237,000	143,868
Dick’s Sporting Goods, Inc.	14,770	775,425
Groupe Fnac S.A. (France)*[1]	279	8,647
Hennes & Mauritz AB - Class B (Sweden)[1]	8,390	360,766
Kingfisher plc (United Kingdom)[1]	37,520	227,494
Komeri Co. Ltd. (Japan)[1]	7,100	168,189
SA SA International Holdings Ltd. (Hong Kong)[1]	476,000	456,239

		2,605,160

Textiles, Apparel & Luxury Goods - 0.9%
Adidas AG (Germany)[1]	5,220	581,989
Daphne International Holdings Ltd. (China)[1]	384,000	195,385
Hugo Boss AG (Germany)[1]	2,490	314,574
Kering (France)[1]	2,230	444,751
Lululemon Athletica, Inc.*	277,910	12,697,708

		14,234,407

Total Consumer Discretionary		183,164,667

Consumer Staples - 6.7%
Beverages - 2.4%
AMBEV S.A. - ADR (Brazil)*	1,038,250	6,790,155

1

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Beverages (continued)
Anheuser-Busch InBev N.V. (Belgium)[1]	151,070	$14,479,064
Carlsberg A/S - Class B (Denmark)[1]	6,750	659,077
Cia Cervecerias Unidas S.A. - ADR (Chile)	12,175	260,545
Diageo plc (United Kingdom)[1]	31,790	942,770
SABMiller plc (United Kingdom)[1]	321,630	14,450,979
Tsingtao Brewery Co. Ltd. - Class H (China)[1]	88,000	645,451

		38,228,041

Food & Staples Retailing - 0.3%
Carrefour S.A. (France)[1]	29,877	1,026,652
Casino Guichard-Perrachon S.A. (France)[1]	3,380	348,379
Dairy Farm International Holdings Ltd. (Hong Kong)[1]	50,400	468,720
Distribuidora Internacional de Alimentacion S.A. (Spain)[1]	73,750	606,025
Koninklijke Ahold N.V. (Netherlands)[1]	9,730	161,960
Tesco plc (United Kingdom)[1]	236,040	1,240,381
Wal-Mart de Mexico SAB de CV - Class V (Mexico)	215,000	514,270
Whole Foods Market, Inc.	6,160	321,922

		4,688,309

Food Products - 3.1%
Annie’s, Inc.*	1,930	77,432
Barry Callebaut AG (Switzerland)[1]	500	591,826
Charoen Pokphand Foods PCL (Thailand)[1]	587,970	506,824
Danone (France)[1]	12,860	848,998
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)	188,350	502,492
Kraft Foods Group, Inc.	114,300	5,983,605
M Dias Branco S.A. (Brazil)	6,800	232,495
Nestle S.A. (Switzerland)[1]	325,130	23,562,612
Unilever plc - ADR (United Kingdom)	400,575	15,466,201

		47,772,485

Household Products - 0.1%
Reckitt Benckiser Group plc (United Kingdom)[1]	10,300	771,189

Personal Products - 0.0%#
Beiersdorf AG (Germany)[1]	1,770	174,946
Kao Corp. (Japan)[1]	13,600	431,145
Natura Cosmeticos S.A. (Brazil)	5,100	82,991

		689,082

Tobacco - 0.8%
Gudang Garam Tbk PT (Indonesia)[1]	51,000	175,188

	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Tobacco (continued)
Imperial Tobacco Group plc (United Kingdom)[1]	344,570	$12,574,103
Swedish Match AB (Sweden)[1]	17,160	502,157

		13,251,448

Total Consumer Staples		105,400,554

Energy - 9.3%
Energy Equipment & Services - 4.0%
Anton Oilfield Services Group (China)[1]	100,000	63,817
Baker Hughes, Inc.	281,210	15,927,735
Cameron International Corp.*	290,800	17,439,276
CGG (France)*[1]	11,088	164,707
Fugro N.V. (Netherlands)[1]	2,450	128,122
National Oilwell Varco, Inc.	1,710	128,267
Petroleum Geo-Services ASA (Norway)[1]	10,170	105,515
Saipem S.p.A. (Italy)[1]	23,070	540,191
Schlumberger Ltd.	187,380	16,408,867
SPT Energy Group, Inc. (China)[1]	148,000	101,064
Trican Well Service Ltd. (Canada)	27,350	313,098
Weatherford International Ltd. - ADR*	840,320	11,377,933

		62,698,592

Oil, Gas & Consumable Fuels - 5.3%
Apache Corp.	47,250	3,792,285
Cameco Corp. (Canada)	23,120	490,606
Encana Corp. (Canada)	40,060	719,878
EOG Resources, Inc.	41,490	6,855,808
Hess Corp.	666,011	50,277,170
Koninklijke Vopak N.V. (Netherlands)[1]	5,230	287,446
Pacific Rubiales Energy Corp. (Colombia)	31,330	476,244
Peabody Energy Corp.	459,700	7,837,885
Petroleo Brasileiro S.A. - ADR (Brazil)	51,600	614,040
Range Resources Corp.	105,730	9,112,869
Royal Dutch Shell plc - Class B (Netherlands)[1]	9,249	338,302
Royal Dutch Shell plc - Class B - ADR (Netherlands)	9,190	669,308
Statoil ASA (Norway)[1]	14,880	352,666
Talisman Energy, Inc. (Canada)	78,260	842,503
Whitehaven Coal Ltd. (Australia)*[1]	50,000	78,485

		82,745,495

Total Energy		145,444,087

Financials - 4.6%
Capital Markets - 0.0%#
Daiwa Securities Group, Inc. (Japan)[1]	60,000	556,465

2

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Commercial Banks - 0.2%
Hong Leong Financial Group Berhad (Malaysia)[1]	153,070	$724,349
HSBC Holdings plc (United Kingdom)[1]	40,950	420,218
ICICI Bank Ltd. - ADR (India)	9,550	307,223
Shinhan Financial Group Co. Ltd. (South Korea)[1]	11,830	499,232
Sumitomo Mitsui Trust Holdings, Inc. (Japan)[1]	141,000	668,922

		2,619,944

Diversified Financial Services - 0.7%
JSE Ltd. (South Africa)[1]	53,080	395,777
McGraw-Hill Financial, Inc.	137,290	10,439,532

		10,835,309

Insurance - 0.3%
Admiral Group plc (United Kingdom)[1]	13,380	317,359
Allianz SE (Germany)[1]	9,660	1,605,893
AXA S.A. (France)[1]	14,050	368,547
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	37,500	294,468
Mapfre S.A. (Spain)[1]	282,140	1,163,451
Muenchener Rueckversicherungs AG (MunichRe) (Germany)[1]	3,955	815,053
Zurich Insurance Group AG (Switzerland)[1]	1,910	553,787

		5,118,558

Real Estate Investment Trusts (REITS) - 2.7%
Agree Realty Corp.	20,600	588,954
Alexandria Real Estate Equities, Inc.	52,250	3,664,293
Alstria Office REIT AG (Germany)[1]	53,410	693,188
American Campus Communities, Inc.	16,140	561,027
Apartment Investment & Management Co. - Class A	14,030	392,419
Associated Estates Realty Corp.	33,230	530,683
AvalonBay Communities, Inc.	2,220	274,170
BioMed Realty Trust, Inc.	200,480	3,911,365
Boston Properties, Inc.	9,460	1,022,532
Camden Property Trust	6,960	430,267
Cedar Realty Trust, Inc.	71,300	449,903
Chesapeake Lodging Trust	24,960	607,776
Coresite Realty Corp.	20,980	643,667
Corporate Office Properties Trust	139,880	3,476,018
CubeSmart	34,780	573,174
Digital Realty Trust, Inc.	59,320	3,024,727
DuPont Fabros Technology, Inc.	176,380	4,584,116
Education Realty Trust, Inc.	30,860	278,666
Equity Lifestyle Properties, Inc.	11,080	435,555
Equity Residential	4,840	268,039

	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Essex Property Trust, Inc.	3,120	$494,114
Federal Realty Investment Trust	4,530	493,770
General Growth Properties, Inc.	55,230	1,112,332
Glimcher Realty Trust	37,230	318,689
HCP, Inc.	18,280	715,662
Health Care REIT, Inc.	18,460	1,069,203
Healthcare Realty Trust, Inc.	10,870	249,140
Healthcare Trust of America, Inc.*	46,150	495,189
Home Properties, Inc.	11,420	636,665
Host Hotels & Resorts, Inc.	56,824	1,044,993
Kimco Realty Corp.	39,340	822,599
Mack-Cali Realty Corp.	25,420	514,247
Mid-America Apartment Communities, Inc.	8,183	528,131
National Retail Properties, Inc.	16,210	538,172
Pebblebrook Hotel Trust	28,840	868,949
Plum Creek Timber Co., Inc.	3,060	131,794
Potlatch Corp.	3,330	133,200
Public Storage	3,990	628,784
Realty Income Corp.	7,300	297,694
Retail Properties of America, Inc. - Class A	24,060	317,351
Simon Property Group, Inc.	10,850	1,680,014
Sovran Self Storage, Inc.	14,860	1,009,143
Spirit Realty Capital, Inc.	29,360	311,216
UDR, Inc.	34,130	830,724
Ventas, Inc.	14,900	929,611
Weyerhaeuser Co.	5,250	156,870

		42,738,795

Real Estate Management & Development - 0.7%
General Shopping Brasil S.A. (Brazil)*	76,660	225,223
Realogy Holdings Corp.*	219,080	9,983,476

		10,208,699

Thrifts & Mortgage Finance - 0.0%#
Aareal Bank AG (Germany)*[1]	11,235	413,149

Total Financials		72,490,919

Health Care - 5.1%
Biotechnology - 0.0%#
Green Cross Corp. (South Korea)[1]	6,376	778,387

Health Care Equipment & Supplies - 1.8%
Becton, Dickinson and Co.	112,920	12,208,911
BioMerieux (France)[1]	14,810	1,557,602
Carl Zeiss Meditec AG (Germany)[1]	13,920	407,696
HeartWare International, Inc.*	20,270	2,010,987
Mindray Medical International Ltd. - ADR (China)	36,620	1,283,165

3

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Health Care Equipment & Supplies (continued)
Neogen Corp.*	15,630	$656,773
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	1,696,000	1,999,098
Sonova Holding AG (Switzerland)[1]	1,070	146,953
Straumann Holding AG (Switzerland)[1]	4,169	830,970
Teleflex, Inc.	66,540	6,230,806

		27,332,961

Health Care Providers & Services - 0.2%
Brookdale Senior Living, Inc.*	5,820	159,817
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	9,370	660,321
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	14,780	521,586
Life Healthcare Group Holdings Ltd. (South Africa)[1]	195,420	624,936
Odontoprev S.A. (Brazil)	49,950	186,284
Qualicorp S.A. (Brazil)*	72,160	612,683
Sonic Healthcare Ltd. (Australia)[1]	11,590	167,290

		2,932,917

Health Care Technology - 1.3%
Cerner Corp.*	355,510	20,224,964

Life Sciences Tools & Services - 0.4%
Gerresheimer AG (Germany)[1]	4,250	285,705
QIAGEN N.V.*[1]	10,190	223,505
QIAGEN N.V. - ADR*	235,989	5,220,077

		5,729,287

Pharmaceuticals - 1.4%
AstraZeneca plc (United Kingdom)[1]	2,540	161,072
AstraZeneca plc - ADR (United Kingdom)	16,540	1,050,290
Bayer AG (Germany)[1]	13,685	1,801,037
GlaxoSmithKline plc (United Kingdom)[1]	21,255	546,342
Johnson & Johnson	188,190	16,649,169
Novo Nordisk A/S - Class B (Denmark)[1]	10,880	430,685
Sanofi (France)[1]	2,360	230,717
Shire plc (Ireland)[1]	21,165	1,056,270
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	9,790	436,928

		22,362,510

Total Health Care.		79,361,026

Industrials - 4.2%
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	245,810	14,389,718

	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Airlines - 0.2%
Gol Linhas Aereas Inteligentes S.A. - ADR (Brazil)*	392,570	$1,542,800
Latam Airlines Group S.A. - ADR (Chile)	20,127	279,765
Ryanair Holdings plc - ADR (Ireland)*	15,080	712,530

		2,535,095

Commercial Services & Supplies - 0.1%
Aggreko plc (United Kingdom)[1]	21,470	544,669
Tomra Systems ASA (Norway)[1]	65,630	561,950

		1,106,619

Electrical Equipment - 0.1%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	20,120	499,781
Alstom S.A. (France)[1]	21,220	599,387
Nexans S.A. (France)[1]	4,571	214,200
Polypore International, Inc.*	8,290	274,813
Schneider Electric S.A. (France)[1]	5,520	444,749

		2,032,930

Industrial Conglomerates - 1.1%
General Electric Co.	590,440	14,837,757
Siemens AG (Germany)[1]	20,100	2,542,948

		17,380,705

Machinery - 1.6%
AGCO Corp.	5,970	318,380
Andritz AG (Austria)[1]	9,010	494,398
Caterpillar, Inc.	135,310	12,706,962
Deere & Co.	2,800	240,688
FANUC Corp. (Japan)[1]	9,000	1,458,537
Joy Global, Inc.	140,750	7,430,193
KUKA AG (Germany)[1]	3,910	186,572
Pentair Ltd. - ADR	8,300	616,939
Westport Innovations, Inc. - ADR (Canada)*	22,240	378,525
Xylem, Inc.	10,100	336,936

		24,168,130

Marine - 0.0%#
D/S Norden A/S (Denmark)[1]	8,840	413,063
Pacific Basin Shipping Ltd. (Hong Kong)*[1]	54,000	33,282
Sinotrans Shipping Ltd. (China)[1]	877,500	288,101

		734,446

Professional Services - 0.0%#
ALS Ltd. (Australia)[1]	25,990	181,491

4

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Professional Services (continued)
Experian plc (United Kingdom)[1]	27,980	$477,605

		659,096

Trading Companies & Distributors - 0.1%
Brenntag AG (Germany)[1]	4,400	758,446
Fastenal Co.	4,470	196,367
Mills Estruturas e Servicos de Engenharia S.A. (Brazil)	32,600	378,110

		1,332,923

Transportation Infrastructure - 0.1%
Groupe Eurotunnel S.A. (France)[1]	86,400	952,597

Total Industrials		65,292,259

Information Technology - 12.9%
Communications Equipment - 4.2%
Alcatel-Lucent - ADR (France)*	460,180	1,817,711
Juniper Networks, Inc.*	1,378,076	36,670,602
Polycom, Inc.*	133,390	1,591,343
Qualcomm, Inc.	347,940	25,824,107

		65,903,763

Computers & Peripherals - 3.1%
Apple, Inc.	34,960	17,500,976
EMC Corp.	1,243,050	30,131,532
Stratasys Ltd.*	810	97,654

		47,730,162

Electronic Equipment, Instruments & Components - 0.2%
Hitachi Ltd. (Japan)[1]	225,000	1,715,265
Keyence Corp. (Japan)[1]	1,609	660,676

		2,375,941

Internet Software & Services - 2.5%
eBay, Inc.*	270,950	14,414,540
Google, Inc. - Class A*	18,320	21,635,370
Tencent Holdings Ltd. (China)[1]	34,600	2,425,803

		38,475,713

IT Services - 0.6%
Amdocs Ltd. - ADR	43,120	1,865,371
InterXion Holding N.V. - ADR (Netherlands)*	40	985
VeriFone Systems, Inc.*	277,960	8,063,620

		9,929,976

Office Electronics - 0.0%#
Canon, Inc. (Japan)[1]	6,800	198,634

	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
Semiconductors & Semiconductor Equipment - 0.1%
Samsung Electronics Co. Ltd. (South Korea)[1]	970	$1,148,682
Tokyo Electron Ltd. (Japan)[1]	12,000	625,632

		1,774,314

Software - 2.2%
Aspen Technology, Inc.*	2,410	109,824
Aveva Group plc (United Kingdom)[1]	11,543	407,635
Electronic Arts, Inc.*	1,189,460	31,401,744
SAP AG (Germany)[1]	16,750	1,281,545
Temenos Group AG (Switzerland)[1]	21,830	611,258
Totvs S.A. (Brazil)	35,590	467,651

		34,279,657

Total Information Technology		200,668,160

Materials - 3.7%
Chemicals - 1.6%
Akzo Nobel N.V. (Netherlands)[1]	1,570	112,918
BASF SE (Germany)[1]	6,070	648,959
Linde AG (Germany)[1]	6,790	1,283,099
Monsanto Co.	148,880	15,863,164
Syngenta AG (Switzerland)[1]	18,360	6,490,849
Umicore S.A. (Belgium)[1]	8,190	350,200
Yingde Gases Group Co. Ltd. (China)[1]	252,000	220,988

		24,970,177

Construction Materials - 0.0%#
CRH plc (Ireland)[1]	14,450	371,875
Holcim Ltd. (Switzerland)[1]	3,450	250,410

		622,285

Metals & Mining - 2.1%
Alcoa, Inc.	2,685,840	30,914,019
Alumina Ltd. (Australia)*[1]	282,210	312,991
Impala Platinum Holdings Ltd. (South Africa)[1]	28,580	298,568
Norsk Hydro ASA (Norway)[1]	98,410	447,710
ThyssenKrupp AG (Germany)*[1]	10,020	257,311

		32,230,599

Total Materials		57,823,061

Telecommunication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Telefonica S.A. - ADR (Spain)	51,840	796,262
Telenor ASA - ADR (Norway)[2]	12,530	786,884
Vivendi S.A. (France)[1]	14,800	397,295

		1,980,441

5

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[4]	VALUE

COMMON STOCKS (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services - 0.1%
America Movil SAB de C.V. - Class L - ADR (Mexico)	23,330	$495,996
MTN Group Ltd. (South Africa)[1]	13,620	243,217

		739,213

Total Telecommunication Services		2,719,654

TOTAL COMMON STOCKS (Identified Cost $747,805,582)		912,364,387

PREFERRED STOCKS - 0.2%
Financials - 0.2%
Commercial Banks - 0.1%
U.S. Bancorp., Series F (non-cumulative), 6.50%[3]	30,400	825,360

Insurance - 0.0%#
Principal Financial Group, Inc., Series A (non-cumulative), 5.563%[3]	7,000	701,820

Real Estate Investment Trusts (REITS) - 0.1%
Public Storage, Series Q, 6.50%	39,780	990,124

TOTAL PREFERRED STOCKS (Identified Cost $2,449,250)		2,517,304

CORPORATE BONDS - 20.0%
Convertible Corporate Bonds - 0.1%
Financials - 0.1%
Real Estate Investment Trusts (REITS) - 0.1%
BioMed Realty LP5, 3.75%, 1/15/2030 (Identified Cost $988,125)	850,000	992,906

Non-Convertible Corporate Bonds - 19.9%
Consumer Discretionary - 2.8%
Auto Components - 0.2%
Gestamp Funding Luxembourg S.A. (Spain)[5], 5.625%, 5/31/2020	680,000	697,000
Icahn Enterprises LP - Icahn Enterprises Finance Corp.[5], 3.50%, 3/15/2017	355,000	355,444
Icahn Enterprises LP - Icahn Enterprises Finance Corp.[5], 6.00%, 8/1/2020	945,000	979,256
Icahn Enterprises LP - Icahn Enterprises Finance Corp.[5], 5.875%, 2/1/2022	715,000	708,744

		2,740,444

Automobiles - 0.8%
Ford Motor Credit Co. LLC, 8.00%, 12/15/2016	2,375,000	2,801,312
Ford Motor Credit Co. LLC, 6.625%, 8/15/2017	650,000	752,377

	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Automobiles (continued)
Ford Motor Credit Co. LLC, 5.00%, 5/15/2018	6,307,000	$6,989,544
Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	1,045,000	1,318,550

		11,861,783

Diversified Consumer Services - 0.2%
Block Financial LLC, 5.50%, 11/1/2022	2,760,000	2,917,723

Hotels, Restaurants & Leisure - 0.4%
International Game Technology, 7.50%, 6/15/2019	3,790,000	4,497,134
NAI Entertainment Holdings - NAI Entertainment Holdings Finance Corp.[5], 5.00%, 8/1/2018	580,000	601,750
Royal Caribbean Cruises Ltd., 11.875%, 7/15/2015	550,000	627,000

		5,725,884

Household Durables - 0.2%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[5], 6.125%, 7/1/2022	1,010,000	1,015,050
Lennar Corp., 6.95%, 6/1/2018	600,000	672,000
NVR, Inc., 3.95%, 9/15/2022	500,000	485,193
Weekley Homes LLC - Weekley Finance Corp.[5], 6.00%, 2/1/2023	670,000	651,575

		2,823,818

Media - 0.8%
British Sky Broadcasting Group plc (United Kingdom)[5], 9.50%, 11/15/2018	2,060,000	2,707,409
CCO Holdings LLC - CCO Holdings Capital Corp.[5], 5.25%, 3/15/2021	1,150,000	1,116,937
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	1,515,000	1,670,725
Discovery Communications LLC, 5.05%, 6/1/2020	1,350,000	1,498,666
Hughes Satellite Systems Corp., 6.50%, 6/15/2019	515,000	560,063
Sirius XM Radio, Inc.[5], 4.25%, 5/15/2020	1,380,000	1,288,575
Starz LLC - Starz Finance Corp., 5.00%, 9/15/2019	640,000	658,400
Time Warner, Inc., 4.875%, 3/15/2020	1,200,000	1,331,345
Time Warner, Inc., 4.75%, 3/29/2021	1,650,000	1,810,491

		12,642,611

Multiline Retail - 0.1%
Dollar General Corp., 1.875%, 4/15/2018	1,225,000	1,214,624

6

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Multiline Retail (continued)
Macy’s Retail Holdings, Inc., 2.875%, 2/15/2023	1,270,000	$1,179,468

		2,394,092

Specialty Retail - 0.0%#
Rent-A-Center, Inc., 6.625%, 11/15/2020	575,000	583,625

Textiles, Apparel & Luxury Goods - 0.1%
SIWF Merger Sub, Inc. - Springs Industries, Inc.[5], 6.25%, 6/1/2021	585,000	590,850
VF Corp., 5.95%, 11/1/2017	880,000	1,024,279

		1,615,129

Total Consumer Discretionary		43,305,109

Consumer Staples - 0.5%
Beverages - 0.1%
Crestview DS Merger Sub II, Inc.[5], 10.00%, 9/1/2021	635,000	692,150
Pernod-Ricard S.A. (France)[5], 5.75%, 4/7/2021	1,320,000	1,489,398

		2,181,548

Food & Staples Retailing - 0.1%
C&S Group Enterprises LLC[5], 8.375%, 5/1/2017	684,000	718,200
KeHE Distributors LLC - KeHE Finance Corp.[5], 7.625%, 8/15/2021	590,000	625,400
Shearer’s Foods LLC - Chip Finance Corp.[5], 9.00%, 11/1/2019	685,000	743,225

		2,086,825

Food Products - 0.1%
Land O’ Lakes, Inc.[5], 6.00%, 11/15/2022	515,000	534,313
Pinnacle Operating Corp.[5], 9.00%, 11/15/2020	595,000	641,113
Tyson Foods, Inc., 4.50%, 6/15/2022	100,000	104,238

		1,279,664

Household Products - 0.1%
Harbinger Group, Inc.[5], 7.875%, 7/15/2019	865,000	925,550
Harbinger Group, Inc.[5], 7.75%, 1/15/2022	635,000	633,413

		1,558,963

Tobacco - 0.1%
Vector Group Ltd., 7.75%, 2/15/2021	870,000	928,725

Total Consumer Staples		8,035,725

	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy - 1.5%
Energy Equipment & Services - 0.5%
Baker Hughes, Inc., 7.50%, 11/15/2018	935,000	$1,159,174
Calfrac Holdings LP (Canada)[5], 7.50%, 12/1/2020	1,140,000	1,182,750
Nabors Industries, Inc.[5], 2.35%, 9/15/2016	910,000	931,855
Parker Drilling Co.[5], 6.75%, 7/15/2022	975,000	996,937
Schlumberger Oilfield plc[5], 4.20%, 1/15/2021	400,000	431,034
Shelf Drilling Holdings Ltd. (United Arab Emirates)[5], 8.625%, 11/1/2018	545,000	587,237
Sidewinder Drilling, Inc.[5], 9.75%, 11/15/2019	545,000	506,850
Weatherford International Ltd., 9.625%, 3/1/2019	1,245,000	1,616,275

		7,412,112

Oil, Gas & Consumable Fuels - 1.0%
Buckeye Partners LP, 4.15%, 7/1/2023	1,275,000	1,249,105
Chesapeake Oilfield Operating LLC - Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/2019	1,365,000	1,433,250
Crestwood Midstream Partners LP - Crestwood Midstream Finance Corp.[5], 6.125%, 3/1/2022	965,000	984,300
Energy XXI Gulf Coast, Inc.[5], 7.50%, 12/15/2021	935,000	970,063
Gazprom OAO Via Gaz Capital S.A. (Russia)[5], 9.25%, 4/23/2019	1,225,000	1,479,187
Lukoil International Finance B.V. (Russia)[5], 3.416%, 4/24/2018	735,000	729,487
Northern Tier Energy LLC - Northern Tier Finance Corp., 7.125%, 11/15/2020	900,000	954,000
PBF Holding Co. LLC - PBF Finance Corp., 8.25%, 2/15/2020	1,255,000	1,371,087
Petrobras Global Finance B.V. (Brazil)[6], 1.855%, 5/20/2016	3,250,000	3,205,313
Petroleos Mexicanos (Mexico), 3.50%, 7/18/2018	2,000,000	2,045,000
Sabine Pass Liquefaction LLC[5], 5.875%, 2/1/2021	1,080,000	1,077,300
Ultra Petroleum Corp.[5], 5.75%, 12/15/2018	675,000	698,625

		16,196,717

Total Energy		23,608,829

Financials - 10.5%
Capital Markets - 1.9%
Goldman Sachs Capital II6, 4.00%, 6/1/2043	2,005,000	1,501,244
Goldman Sachs Group, Inc., 3.625%, 2/7/2016	3,250,000	3,407,059

7

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[4]		VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds(continued)
Financials (continued)
Capital Markets (continued)
The Goldman Sachs Group, Inc., 2.375%, 1/22/2018		4,100,000	$4,130,705
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018		2,510,000	2,883,639
The Goldman Sachs Group, Inc.[6], 1.336%, 11/15/2018		6,145,000	6,159,220
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020		2,225,000	2,488,120
The Goldman Sachs Group, Inc.[6], 1.838%, 11/29/2023		1,100,000	1,113,899
Morgan Stanley, 3.80%, 4/29/2016		3,860,000	4,080,483
Morgan Stanley, 2.125%, 4/25/2018		4,220,000	4,211,193

			29,975,562

Commercial Banks - 2.7%
Barclays Bank plc (United Kingdom), 4.25%, 1/12/2022	GBP	490,000	870,786
BB&T Corp., 5.20%, 12/23/2015		1,175,000	1,263,401
BBVA Bancomer S.A. (Mexico)[5], 6.75%, 9/30/2022		1,670,000	1,788,987
BBVA US Senior S.A.U. (Spain), 4.664%, 10/9/2015		4,325,000	4,539,031
Commonwealth Bank of Australia (Australia), 5.75%, 1/25/2017	AUD	380,000	353,235
Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A. (Netherlands)[6], 8.40%, 11/29/2049		850,000	942,471
HSBC Bank plc (United Kingdom)[5], 1.50%, 5/15/2018		1,580,000	1,554,993
HSBC USA Capital Trust I (United Kingdom)[5], 7.808%, 12/15/2026		600,000	607,500
Intesa Sanpaolo S.p.A. (Italy), 3.125%, 1/15/2016		4,635,000	4,727,723
Intesa Sanpaolo S.p.A. (Italy), 2.375%, 1/13/2017		1,500,000	1,498,920
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019		1,650,000	1,669,114
Lloyds Bank plc (United Kingdom)[5], 6.50%, 9/14/2020		4,735,000	5,420,164
Lloyds Bank plc (United Kingdom)[6], 9.875%, 12/16/2021		1,335,000	1,591,987
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017		1,830,000	2,138,311
National Australia Bank Ltd. (Australia)[5], 1.25%, 3/8/2018		2,000,000	1,970,632
National City Corp., 6.875%, 5/15/2019		2,255,000	2,706,900
PNC Bank National Association, 5.25%, 1/15/2017		515,000	569,943
Royal Bank of Canada (Canada), 3.27%, 11/10/2014	CAD	295,000	268,870
Royal Bank of Canada (Canada), 3.18%, 3/16/2015	CAD	465,000	425,975
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	CAD	445,000	426,077

	PRINCIPAL AMOUNT[4]		VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Commercial Banks (continued)
Royal Bank of Scotland Group plc (United Kingdom), 5.00%, 10/1/2014		1,400,000	$1,426,257
The Royal Bank of Scotland plc (United Kingdom)[6], 9.50%, 3/16/2022		585,000	684,157
Santander Holdings USA, Inc., 4.625%, 4/19/2016		370,000	396,241
Wachovia Corp., 5.25%, 8/1/2014		1,270,000	1,297,384
Wells Fargo & Co., 1.50%, 1/16/2018		3,320,000	3,311,554
Westpac Banking Corp. (Australia), 5.75%, 2/6/2017	AUD	400,000	372,068

			42,822,681

Consumer Finance - 0.5%
Ally Financial, Inc., 6.75%, 12/1/2014		610,000	633,637
Ally Financial, Inc., 2.75%, 1/30/2017		670,000	672,512
American Express Co.[6], 6.80%, 9/1/2066		930,000	1,000,913
Capital One Bank USA National Association, 2.15%, 11/21/2018		850,000	850,501
Caterpillar Financial Services Corp., 7.05%, 10/1/2018		815,000	998,421
CNG Holdings, Inc.[5], 9.375%, 5/15/2020		910,000	848,575
Discover Bank, 4.20%, 8/8/2023		1,280,000	1,289,413
Interface Security Systems Holdings, Inc. - Interface Security Systems LLC[5], 9.25%, 1/15/2018		540,000	540,000
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017		890,000	934,500

			7,768,472

Diversified Financial Services - 2.4%
Bank of America Corp., 6.50%, 8/1/2016		1,425,000	1,602,913
Bank of America Corp., 5.75%, 8/15/2016		840,000	924,926
Bank of America Corp., 6.875%, 4/25/2018		1,025,000	1,222,334
Bank of America Corp., 7.625%, 6/1/2019		2,250,000	2,786,146
The Bear Stearns Companies LLC, 7.25%, 2/1/2018		85,000	101,714
Citigroup, Inc., 5.85%, 8/2/2016		1,600,000	1,782,110
Citigroup, Inc., 8.50%, 5/22/2019		2,663,000	3,427,023
CME Group, Inc., 3.00%, 9/15/2022		1,270,000	1,238,284
General Electric Capital Corp., 5.625%, 5/1/2018		3,425,000	3,954,731
General Electric Capital Corp.[6], 0.616%, 5/5/2026		2,295,000	2,088,863
ING Bank N.V. (Netherlands)[5], 5.125%, 5/1/2015		525,000	547,665
ING US, Inc., 2.90%, 2/15/2018		85,000	87,657

8

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services (continued)
ING US, Inc., 5.50%, 7/15/2022	1,185,000	$1,313,459
Jefferies Finance LLC - JFIN Co-Issuer Corp.[5], 7.375%, 4/1/2020	875,000	916,563
Jefferies Group LLC, 8.50%, 7/15/2019	3,795,000	4,671,664
JPMorgan Chase & Co., 3.15%, 7/5/2016	3,095,000	3,237,583
JPMorgan Chase & Co., 1.625%, 5/15/2018	3,355,000	3,308,161
JPMorgan Chase & Co., 4.95%, 3/25/2020	3,130,000	3,494,570

		36,706,366

Insurance - 1.5%
American International Group, Inc., 4.875%, 6/1/2022	3,645,000	3,966,693
Fidelity National Financial, Inc., 6.60%, 5/15/2017	2,025,000	2,279,164
First American Financial Corp., 4.30%, 2/1/2023	1,350,000	1,314,077
Genworth Holdings, Inc., 7.70%, 6/15/2020	600,000	724,804
Genworth Holdings, Inc., 7.625%, 9/24/2021	6,555,000	7,896,114
Genworth Holdings, Inc.[6], 6.15%, 11/15/2066	4,300,000	3,843,125
Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	2,535,000	2,794,660

		22,818,637

Real Estate Investment Trusts (REITS) - 1.5%
American Campus Communities Operating Partnership LP, 3.75%, 4/15/2023	665,000	629,877
American Tower Corp., 3.40%, 2/15/2019	3,925,000	4,055,836
BioMed Realty LP, 3.85%, 4/15/2016	1,145,000	1,196,531
Boston Properties LP, 5.875%, 10/15/2019	1,385,000	1,606,355
Camden Property Trust, 5.70%, 5/15/2017	980,000	1,094,775
Corrections Corp. of America, 4.125%, 4/1/2020	865,000	836,887
Digital Realty Trust LP, 5.875%, 2/1/2020	200,000	219,944
Digital Realty Trust LP, 5.25%, 3/15/2021	1,870,000	1,946,857
Dupont Fabros Technology LP, 5.875%, 9/15/2021	930,000	964,875
HCP, Inc., 6.70%, 1/30/2018	1,270,000	1,487,665
Health Care REIT, Inc., 6.20%, 6/1/2016	1,240,000	1,382,770
Health Care REIT, Inc., 4.95%, 1/15/2021	275,000	296,474

	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Mack-Cali Realty LP, 5.80%, 1/15/2016	3,000,000	$3,244,482
Rialto Holdings LLC - Rialto Corp.[5], 7.00%, 12/1/2018	670,000	676,700
Simon Property Group LP, 10.35%, 4/1/2019	2,160,000	2,942,235
UDR, Inc., 4.625%, 1/10/2022	980,000	1,032,383

		23,614,646

Thrifts & Mortgage Finance - 0.0%#
Provident Funding Associates LP - PFG Finance Corp.[5], 6.75%, 6/15/2021	585,000	577,687

Total Financials		164,284,051

Health Care - 0.3%
Health Care Providers & Services - 0.3%
Fresenius Medical Care US Finance, Inc. (Germany), 6.875%, 7/15/2017	825,000	935,344
Fresenius Medical Care US Finance, Inc. (Germany)[5], 6.50%, 9/15/2018	565,000	636,331
Fresenius US Finance II, Inc. (Germany)[5], 9.00%, 7/15/2015	880,000	970,200
HCA, Inc., 6.375%, 1/15/2015	610,000	635,162
Tenet Healthcare Corp., 8.125%, 4/1/2022	600,000	654,750

		3,831,787

Pharmaceuticals - 0.0%#
Forest Laboratories, Inc.[5], 4.375%, 2/1/2019	665,000	667,494

Total Health Care		4,499,281

Industrials - 1.3%
Aerospace & Defense - 0.2%
Bombardier, Inc. (Canada)[5], 4.25%, 1/15/2016	545,000	564,075
Bombardier, Inc. (Canada)[5], 6.125%, 1/15/2023	900,000	886,500
DigitalGlobe, Inc., 5.25%, 2/1/2021	545,000	535,463
Erickson Air-Crane, Inc.[5], 8.25%, 5/1/2020	760,000	788,500
Textron, Inc., 7.25%, 10/1/2019	940,000	1,112,155

		3,886,693

Air Freight & Logistics - 0.1%
FedEx Corp., 8.00%, 1/15/2019	785,000	989,346
Neovia Logistics Intermediate Holdings LLC - Logistics Intermediate Finance Corp.[5,7], 10.00%, 2/15/2018	565,000	574,887

		1,564,233

9

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines - 0.2%
American Airlines Pass-Through Trust, Series 2013-2, Class A5, 4.95%, 1/15/2023	1,397,377	$1,488,206
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B5, 6.375%, 1/2/2016	545,000	583,150
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	290,000	310,300
United Continental Holdings, Inc., 6.375%, 6/1/2018	600,000	630,750

		3,012,406

Construction & Engineering - 0.1%
Abengoa Finance S.A.U. (Spain)[5], 7.75%, 2/1/2020	835,000	876,750

Industrial Conglomerates - 0.0%#
Tyco Electronics Group S.A. (Switzerland), 4.875%, 1/15/2021	365,000	387,697

Machinery - 0.2%
CNH Capital LLC, 6.25%, 11/1/2016	885,000	972,394
Joy Global, Inc., 5.125%, 10/15/2021	120,000	126,293
SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[5], 8.875%, 8/1/2020	1,005,000	1,085,400
Waterjet Holdings, Inc.[5], 7.625%, 2/1/2020	610,000	623,725

		2,807,812

Research & Consulting Services - 0.0%#
FTI Consulting, Inc., 6.00%, 11/15/2022	540,000	548,100

Road & Rail - 0.1%
Union Pacific Corp., 5.65%, 5/1/2017	810,000	909,822

Trading Companies & Distributors - 0.4%
Air Lease Corp., 3.375%, 1/15/2019	1,850,000	1,852,313
Aircastle Ltd., 4.625%, 12/15/2018	670,000	675,025
Aviation Capital Group Corp.[5], 4.625%, 1/31/2018	540,000	564,878
Aviation Capital Group Corp.[5], 6.75%, 4/6/2021	765,000	839,163
Blueline Rental Finance Corp.[5], 7.00%, 2/1/2019	630,000	651,263
Fly Leasing Ltd. (Ireland), 6.75%, 12/15/2020	675,000	683,437
International Lease Finance Corp., 8.625%, 9/15/2015	550,000	607,750
Rexel S.A. (France)[5], 5.25%, 6/15/2020	875,000	879,375

		6,753,204

Total Industrials		20,746,717

	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Information Technology - 0.8%
Communications Equipment - 0.1%
Windstream Corp., 7.50%, 6/1/2022	975,000	$992,063

Computers & Peripherals - 0.3%
Apple, Inc., 2.40%, 5/3/2023	650,000	595,102
Hewlett-Packard Co., 4.75%, 6/2/2014	1,920,000	1,946,390
Hewlett-Packard Co.[6] , 1.182%, 1/14/2019	2,770,000	2,768,687

		5,310,179

Electronic Equipment, Instruments & Components - 0.1%
Corning, Inc., 6.625%, 5/15/2019	1,000,000	1,214,493

IT Services - 0.3%
The Western Union Co., 5.253%, 4/1/2020	1,350,000	1,463,117
Xerox Corp., 2.75%, 3/15/2019	2,725,000	2,748,797

		4,211,914

Semiconductors & Semiconductor Equipment - 0.0%#
Magnachip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	820,000	841,525

Total Information Technology		12,570,174

Materials - 1.3%
Chemicals - 0.1%
Nufarm Australia Ltd. (Australia)[5], 6.375%, 10/15/2019	645,000	664,350

Containers & Packaging - 0.1%
Smurfit Kappa Acquisitions (Ireland)[5], 4.875%, 9/15/2018	980,000	1,021,650

Metals & Mining - 1.0%
Allegheny Technologies, Inc., 5.95%, 1/15/2021	1,970,000	2,076,739
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	960,000	1,160,817
Cliffs Natural Resources, Inc., 5.90%, 3/15/2020	1,315,000	1,329,219
Cliffs Natural Resources, Inc., 4.80%, 10/1/2020	580,000	551,791
Dynacast International LLC - Dynacast Finance, Inc., 9.25%, 7/15/2019	805,000	888,519
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/2018	105,000	105,238
Plains Exploration & Production Co., 6.125%, 6/15/2019	3,145,000	3,443,775
Plains Exploration & Production Co., 6.50%, 11/15/2020	2,933,000	3,215,301
Rio Tinto Finance USA plc (United Kingdom), 1.375%, 6/17/2016	2,000,000	2,018,916
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	1,290,000	1,310,555

		16,100,870

10

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Materials (continued)
Paper & Forest Products - 0.1%
International Paper Co., 7.50%, 8/15/2021	1,425,000	$1,790,119

Total Materials		19,576,989

Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.2%
Telefonica Emisiones S.A.U. (Spain), 6.221%, 7/3/2017	2,400,000	2,738,323

Wireless Telecommunication Services - 0.6%
Altice Financing S.A. (Luxembourg)[5], 6.50%, 1/15/2022	990,000	1,004,850
America Movil SAB de C.V. (Mexico), 5.00%, 3/30/2020	1,890,000	2,056,900
CPI International, Inc., 8.00%, 2/15/2018	595,000	624,750
Crown Castle Towers LLC[5], 6.113%, 1/15/2020	1,045,000	1,199,395
Crown Castle Towers LLC[5], 4.883%, 8/15/2020	353,000	384,321
Digicel Ltd. (Jamaica)[5], 6.00%, 4/15/2021	885,000	858,450
SBA Tower Trust[5], 5.101%, 4/17/2017	575,000	622,592
SBA Tower Trust[5], 2.933%, 12/15/2017	1,285,000	1,311,975
UPCB Finance VI Ltd. (Netherlands)[5], 6.875%, 1/15/2022	1,120,000	1,198,400

		9,261,633

Total Telecommunication Services		11,999,956

Utilities - 0.1%
Independent Power Producers & Energy Traders - 0.1%
Exelon Generation Co. LLC, 5.20%, 10/1/2019	815,000	890,449
NRG Energy, Inc.[5], 6.25%, 7/15/2022	1,000,000	1,002,500

Total Utilities		1,892,949

Total Non-Convertible Corporate Bonds (Identified Cost $ 301,733,685)		310,519,780

TOTAL CORPORATE BONDS (Identified Cost $ 302,721,810)		311,512,686

ASSET-BACKED SECURITIES - 0.2%
FDIC Trust, Series 2011-R1, Class A5, 2.672%, 7/25/2026	1,139,617	1,176,427
Ford Credit Auto Owner Trust, Series 2012-D, Class A3, 0.51%, 4/15/2017	990,000	990,482
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[5], 5.29%, 3/25/2016	470,000	489,692

	PRINCIPAL AMOUNT[4]	VALUE

ASSET-BACKED SECURITIES (continued)
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[5], 3.74%, 2/25/2017	700,000	$735,014

TOTAL ASSET-BACKED SECURITIES (Identified Cost $3,298,787)		3,391,615

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.9%
Americold LLC Trust, Series 2010-ARTA, Class A1[5], 3.847%, 1/14/2029	236,262	247,184
BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A5, 2.959%, 12/10/2030	640,000	614,162
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4[6], 5.737%, 5/10/2045	3,155,000	3,435,991
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/2046	850,000	922,893
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	2,020,000	2,116,053
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A4[6], 5.711%, 9/11/2038	605,000	661,977
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	695,000	755,879
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class AM6, 5.568%, 10/12/2041	1,180,000	1,291,363
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[5], 3.759%, 4/15/2044	420,000	440,735
Citigroup - Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4[6], 5.219%, 7/15/2044	420,000	444,710
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[5], 3.156%, 7/10/2046	400,953	412,238
Commercial Mortgage Pass-Through Certificates, Series 2012-CR4, Class A3, 2.853%, 10/15/2045	895,000	855,095
Commercial Mortgage Trust, Series 2006-GG7, Class A4[6], 5.82%, 7/10/2038	603,107	657,740
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[5,6], 2.50%, 5/25/2043	1,376,184	1,264,454
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[5,6], 2.13%, 2/25/2043	1,276,628	1,126,824
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1[5], 3.742%, 11/10/2046	316,947	332,397
Extended Stay America Trust, Series 2013-ESH7, Class A27[5], 2.958%, 12/5/2031	1,410,000	1,392,166

11

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class A2, 2.377%, 5/25/2022	1,255,000	$1,191,538
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	1,154,608	1,156,528
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	1,325,000	1,313,833
FREMF Mortgage Trust, Series 2011-K701, Class B5,6, 4.286%, 7/25/2048	550,000	574,064
FREMF Mortgage Trust, Series 2011-K702, Class B5,6, 4.77%, 4/25/2044	675,000	717,140
GS Mortgage Securities Corp. II, Series 2010-C2, Class A1[5], 3.849%, 12/10/2043	690,103	727,325
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4[6], 5.244%, 1/12/2043	1,605,000	1,707,592
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4[6], 5.238%, 12/15/2044	325,000	346,030
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4[6], 5.873%, 4/15/2045	1,460,000	1,595,246
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[5,6], 3.00%, 3/25/2043	1,102,058	1,050,877
JP Morgan Mortgage Trust, Series 2013-2, Class A2[5,6], 3.50%, 5/25/2043	1,288,744	1,259,580
LSTAR Commercial Mortgage Trust, Series 2011-1, Class A5, 3.913%, 6/25/2043	56,265	56,841
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4A6 , 5.23%, 9/15/2042	318,776	334,791
Morgan Stanley Capital I Trust, Series 2011-C1, Class A2[5], 3.884%, 9/15/2047	765,000	802,449
Motel 6 Trust, Series 2012-MTL6, Class A2[5], 1.948%, 10/5/2025	895,000	890,084
OBP Depositor LLC Trust, Series 2010-OBP, Class A5, 4.646%, 7/15/2045	115,000	126,316
Resource Capital Corp., Series 2013-CRE1, Class A (Cayman Islands)[5,6], 1.455%, 12/15/2028	850,000	850,085
SCG Trust, Series 2013-SRP1, Class AJ5,6, 2.11%, 11/15/2026	2,600,000	2,600,354
Sequoia Mortgage Trust, Series 2013-2, Class A1[6], 1.874%, 2/25/2043	1,166,075	996,382
Sequoia Mortgage Trust, Series 2013-7, Class A2[6], 3.00%, 6/25/2043	879,799	816,241
Sequoia Mortgage Trust, Series 2013-8, Class A1[6], 3.00%, 6/25/2043	1,210,767	1,119,445
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX5, 4.004%, 9/13/2028	350,000	370,639
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[6], 5.239%, 10/15/2044	2,061,587	2,178,699

	PRINCIPAL AMOUNT[4]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[6], 6.011%, 6/15/2045		750,000	$821,117
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[5], 4.393%, 11/15/2043		600,000	649,670
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3, 2.918%, 10/15/2045		1,720,000	1,659,360
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2[5], 3.791%, 2/15/2044		575,000	603,194
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A2, 2.029%, 3/15/2045		1,465,000	1,474,039

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $45,791,159)			44,961,320

FOREIGN GOVERNMENT BONDS - 1.7%
Bonos de la Tesoreria de la Republicaen pesos (Chile), 6.00%, 1/1/2018	CLP	805,000,000	1,525,300
Brazil Letras do Tesouro Nacional (Brazil)[8], 0.00%, 1/1/2015	BRL	1,100,000	411,502
Brazilian Government Bond (Brazil), 8.875%, 10/14/2019		700,000	896,000
Canada Housing Trust No. 1 (Canada)[5], 4.10%, 12/15/2018	CAD	385,000	382,041
Canadian Government Bond (Canada), 1.50%, 9/1/2017	CAD	700,000	632,907
Chile Government Bond (Chile), 3.25%, 9/14/2021		1,400,000	1,389,500
Ireland Government Bond (Ireland), 5.00%, 10/18/2020	EUR	295,000	460,000
Ireland Government Bond (Ireland), 5.40%, 3/13/2025	EUR	300,000	473,735
Italy Buoni Poliennali Del Tesoro (Italy), 2.25%, 5/15/2016	EUR	160,000	220,616
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 9/1/2022	EUR	625,000	963,821
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 11/1/2022	EUR	760,000	1,176,547
Italy Buoni Poliennali Del Tesoro (Italy), 4.50%, 5/1/2023	EUR	630,000	908,408
Italy Buoni Poliennali Del Tesoro (Italy)[5], 5.00%, 3/1/2025	EUR	490,000	726,954
Japan Government Five Year Bond (Japan), 0.30%, 12/20/2016	JPY	100,300,000	986,905
Japan Government Two Year Bond (Japan), 0.10%, 3/15/2014	JPY	71,000,000	694,953

12

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[4]		VALUE

FOREIGN GOVERNMENT BONDS (continued)
Korea Treasury Bond (South Korea), 4.50%, 3/10/2015	KRW	940,000,000	$895,130
Korea Treasury Bond (South Korea), 2.75%, 6/10/2016	KRW	460,000,000	428,609
Malaysia Government Bond (Malaysia), 3.434%, 8/15/2014	MYR	1,520,000	455,430
Malaysia Government Bond (Malaysia), 4.262%, 9/15/2016	MYR	3,275,000	1,001,763
Mexican Government Bond (Mexico), 8.00%, 12/17/2015	MXN	26,069,000	2,088,715
Mexican Government Bond (Mexico), 7.25%, 12/15/2016	MXN	5,945,000	478,196
Mexican Government Bond (Mexico), 5.00%, 6/15/2017	MXN	8,000,000	604,031
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	2,400,000	198,551
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	4,000,000	302,881
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	6,500,000	487,824
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	2,500,000	191,938
Portugal Obrigacoes do Tesouro OT (Portugal)[5], 4.20%, 10/15/2016	EUR	190,000	267,479
Portugal Obrigacoes do Tesouro OT (Portugal)[5], 4.80%, 6/15/2020	EUR	175,000	241,372
Portugal Obrigacoes do Tesouro OT (Portugal)[5], 4.95%, 10/25/2023	EUR	185,000	251,034
Portugal Obrigacoes do Tesouro OT (Portugal)[5], 5.65%, 2/15/2024	EUR	340,000	480,479
Russian Foreign Bond - Eurobond (Russia)[5], 5.00%, 4/29/2020		600,000	636,750
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	845,000	692,776
Spain Government Bond (Spain), 3.30%, 7/30/2016	EUR	170,000	240,074
Spain Government Bond (Spain), 4.50%, 1/31/2018	EUR	325,000	480,557
Spain Government Bond (Spain), 4.00%, 4/30/2020	EUR	510,000	738,088
Spain Government Bond (Spain)[5], 5.40%, 1/31/2023	EUR	755,000	1,160,019
Spain Government Bond (Spain), 4.80%, 1/31/2024	EUR	590,000	866,874
Spain Government Bond (Spain), 4.65%, 7/30/2025	EUR	200,000	288,702
United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	GBP	375,000	610,131
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	GBP	475,000	890,764

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $26,525,221)			26,827,356

	PRINCIPAL AMOUNT[4]	VALUE

U.S. GOVERNMENT AGENCIES - 15.5%
Mortgage-Backed Securities - 5.7%
Fannie Mae, Pool #621881, 5.50%, 1/1/2017	428	$460
Fannie Mae, Pool #888468, 5.50%, 9/1/2021	1,047,884	1,146,711
Fannie Mae, Pool #995233, 5.50%, 10/1/2021	75,866	82,948
Fannie Mae, Pool #888017, 6.00%, 11/1/2021	97,139	105,842
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	687,897	752,025
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	125,903	137,182
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	1,181,727	1,292,393
Fannie Mae, Pool #990895, 5.50%, 10/1/2023	94,701	103,637
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	73,948	80,904
Fannie Mae, Pool #AB4086, 3.00%, 12/1/2026	812,066	839,131
Fannie Mae, Pool #AJ7717, 3.00%, 12/1/2026	983,715	1,016,440
Fannie Mae, Pool #AK7413, 3.00%, 3/1/2027	2,222,265	2,296,289
Fannie Mae, Pool #AO6562, 3.00%, 6/1/2027	364,253	376,419
Fannie Mae, Pool #AP0000, 3.50%, 7/1/2027	854,157	901,210
Fannie Mae, Pool #AB5970, 3.00%, 8/1/2027	1,134,912	1,172,818
Fannie Mae, Pool #AP7539, 3.00%, 9/1/2027	2,132,923	2,204,161
Fannie Mae, Pool #AB6580, 3.00%, 10/1/2027	575,039	594,232
Fannie Mae, Pool #AL2720, 3.00%, 11/1/2027	1,804,464	1,864,676
Fannie Mae, Pool #AQ4426, 3.00%, 11/1/2027	715,535	739,445
Fannie Mae, Pool #AQ5073, 3.00%, 12/1/2027	204,315	211,311
Fannie Mae, Pool #AQ5190, 3.00%, 12/1/2027	237,909	246,017
Fannie Mae, Pool #AR4926, 3.00%, 1/1/2028	724,986	749,698
Fannie Mae, Pool #AR5885, 3.00%, 1/1/2028	205,815	212,819
Fannie Mae, Pool #AB7722, 3.50%, 1/1/2028	575,060	606,808
Fannie Mae, Pool #AR1092, 3.00%, 2/1/2028	460,918	476,634
Fannie Mae, Pool #AR5986, 3.00%, 2/1/2028	210,785	218,005
Fannie Mae, Pool #AB8457, 3.50%, 2/1/2028	1,002,158	1,057,472
Fannie Mae, Pool #AB8601, 3.00%, 3/1/2028	721,130	745,709

13

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AL3301, 3.00%, 3/1/2028	1,461,469	$1,511,268
Fannie Mae, Pool #AL3586, 3.00%, 3/1/2028	1,090,584	1,127,036
Fannie Mae, Pool #AR6001, 3.00%, 3/1/2028	219,418	226,934
Fannie Mae, Pool #AR6002, 3.00%, 3/1/2028	353,008	365,044
Fannie Mae, Pool #AR6024, 3.00%, 3/1/2028	1,051,388	1,087,184
Fannie Mae, Pool #AR8950, 3.00%, 3/1/2028	517,984	535,648
Fannie Mae, Pool #AT3152, 3.00%, 4/1/2028	823,406	851,477
Fannie Mae, Pool #MA1405, 3.00%, 4/1/2028	267,661	276,783
Fannie Mae, Pool #MA1423, 3.50%, 4/1/2028	43,919	46,345
Fannie Mae, Pool #AB9483, 2.50%, 5/1/2028	1,301,699	1,307,298
Fannie Mae, Pool #AT8568, 2.50%, 5/1/2028	1,234,865	1,239,977
Fannie Mae, Pool #AT2899, 3.00%, 5/1/2028	412,317	426,371
Fannie Mae, Pool #AT9599, 3.00%, 6/1/2028	180,561	186,531
Fannie Mae, Pool #AT8059, 2.50%, 7/1/2028	798,046	801,356
Fannie Mae, Pool #AU1270, 2.50%, 7/1/2028	445,233	447,147
Fannie Mae, Pool #AU1783, 2.50%, 8/1/2028	476,357	478,406
Fannie Mae, Pool #AS0945, 2.50%, 11/1/2028	624,075	626,856
Fannie Mae, Pool #888021, 6.00%, 12/1/2036	175,324	194,414
Fannie Mae, Pool #909786, 5.50%, 3/1/2037	415,552	456,731
Fannie Mae, Pool #995050, 6.00%, 9/1/2037	477,154	529,769
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037	1,531,541	1,699,896
Fannie Mae, Pool #889576, 6.00%, 4/1/2038	996,849	1,103,980
Fannie Mae, Pool #889579, 6.00%, 5/1/2038	1,022,188	1,131,277
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	54,555	60,402
Fannie Mae, Pool #AD0119, 6.00%, 7/1/2038	808,874	894,002
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038	3,279,523	3,631,576
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	90,067	99,637
Fannie Mae, Pool #AA7681, 4.50%, 6/1/2039	1,376,850	1,476,824

	PRINCIPAL AMOUNT[4]	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	312,489	$343,599
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	1,936,809	2,078,057
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	1,981,526	2,190,067
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	1,798,218	1,988,960
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	2,458,556	2,717,311
Fannie Mae, Pool #AL2581, 6.00%, 6/1/2040	1,385,571	1,535,704
Fannie Mae, Pool #890519, 6.00%, 10/1/2040	3,407,119	3,770,714
Fannie Mae, Pool #AE0951, 4.50%, 2/1/2041	1,186,224	1,272,789
Fannie Mae, Pool #AH9054, 4.50%, 4/1/2041	498,266	534,685
Fannie Mae, Pool #AI2468, 4.50%, 5/1/2041	375,183	402,659
Fannie Mae, Pool #AL0160, 4.50%, 5/1/2041	1,206,123	1,297,994
Fannie Mae, Pool #AJ1415, 4.50%, 9/1/2041	297,385	319,041
Fannie Mae, Pool #AL3454, 3.00%, 4/1/2043	928,292	903,676
Fannie Mae, Pool #AT3045, 3.00%, 4/1/2043	213,151	207,496
Fannie Mae, Pool #AB9782, 3.00%, 7/1/2043	498,066	484,789
Fannie Mae, Pool #MA1489, 3.00%, 7/1/2043	450,312	438,283
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	402,948	437,868
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	118,763	129,534
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	87,955	94,512
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	66,868	71,939
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	119,307	130,365
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	49,292	53,822
Freddie Mac, Pool #J16679, 3.00%, 9/1/2026	631,150	651,715
Freddie Mac, Pool #E09019, 3.00%, 12/1/2027	518,663	534,732
Freddie Mac, Pool #E09022, 3.00%, 1/1/2028	259,941	268,374
Freddie Mac, Pool #J22551, 3.00%, 1/1/2028	512,902	528,824
Freddie Mac, Pool #J22427, 3.00%, 2/1/2028	400,078	413,107
Freddie Mac, Pool #G14708, 3.50%, 2/1/2028	634,664	670,187

14

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Freddie Mac, Pool #E09026, 3.00%, 3/1/2028	1,358,366	$1,402,758
Freddie Mac, Pool #E09029, 3.00%, 3/1/2028	1,235,675	1,275,902
Freddie Mac, Pool #E09031, 3.00%, 4/1/2028	135,369	139,802
Freddie Mac, Pool #J23444, 3.00%, 4/1/2028	259,176	267,265
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037	188,357	207,443
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	421,870	461,181
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	544,889	600,918
Freddie Mac, Pool #G04264, 5.50%, 4/1/2038	1,298,616	1,419,625
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	782,551	855,472
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	863,154	943,585
Freddie Mac, Pool #G04601, 5.50%, 7/1/2038	2,795,363	3,069,908
Freddie Mac, Pool #G04587, 5.50%, 8/1/2038	2,779,645	3,039,075
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	746,391	815,942
Freddie Mac, Pool #G05409, 5.50%, 3/1/2039	959,432	1,048,835
Freddie Mac, Pool #A86522, 4.50%, 5/1/2039	1,845,576	1,973,324
Freddie Mac, Pool #A89760, 4.50%, 12/1/2039	310,066	331,855
Freddie Mac, Pool #G06021, 5.50%, 1/1/2040	445,516	487,033
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	268,802	293,922
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	749,032	824,930
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	443,803	489,803

	PRINCIPAL AMOUNT4/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Freddie Mac, Pool #C09026, 2.50%, 2/1/2043	935,017	$866,546
Freddie Mac, Pool #V80002, 2.50%, 4/1/2043	1,157,984	1,073,122
Freddie Mac, Pool #Q19115, 3.00%, 6/1/2043	481,992	468,177

Total Mortgage-Backed Securities (Identified Cost $89,502,048)		89,878,791

Other Agencies - 9.8%
Fannie Mae, 0.50%, 3/30/2016	32,000,000	32,048,000
Fannie Mae, 1.625%, 11/27/2018	15,400,000	15,380,627
Freddie Mac, 3.75%, 3/27/2019	30,000,000	32,966,190
Freddie Mac, 1.25%, 10/2/2019	15,000,000	14,418,315
Freddie Mac, 1.375%, 5/1/2020	31,300,000	29,877,384
Freddie Mac, 2.375%, 1/13/2022	28,614,000	27,944,146

Total Other Agencies (Identified Cost $153,960,509)		152,634,662

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $243,462,557)		242,513,453

SHORT-TERM INVESTMENT - 2.1%
Dreyfus Cash Management, Inc. - Institutional Shares[9], 0.04%, (Identified Cost $32,363,154)	32,363,154	32,363,154

TOTAL INVESTMENTS - 101.0% (Identified Cost $1,404,417,520)		1,576,451,275
LIABILITIES, LESS OTHER ASSETS - (1.0%)		(14,895,374)

NET ASSETS - 100%		$1,561,555,901

ADR - American Depository Receipt

AUD - Australian Dollar

BRL- Brazilian Real

CAD - Canadian Dollar

CLP - Chilean Peso

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

SGD - Singapore Dollar

#Less than 0.1% .

*Non-income producing security.

15

Investment Portfolio - January 31, 2014

(unaudited)

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Latest quoted sales price is not available and the latest quoted bid price was used to value the security.

3The rate shown is a fixed rate as of January 31, 2014; the rate becomes floating, based on LIBOR plus a spread, at dates ranging from 2015 to 2022.

4Amount is stated in USD unless otherwise noted.

5Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $90,337,768 or 5.8%, of the Series’ net assets as of January 31, 2014.

6The coupon rate is floating and is the effective rate as of January 31, 2014.

7Represents a Payment-In-Kind bond.

8Represents a zero-coupon bond.

9Rate shown is the current yield as of January 31, 2014.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

Federal Tax Information:

On January 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$1,404,682,906
Unrealized appreciation	194,748,917
Unrealized depreciation	(22,980,548)

Net unrealized appreciation	$171,768,369

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2014 in valuing the Series assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$183,164,667	$163,326,251	$19,838,416	$—
Consumer Staples	105,400,554	30,232,108	75,168,446	—
Energy	145,444,087	143,283,772	2,160,315	—
Financials	72,490,919	63,295,529	9,195,390	—
Health Care	79,361,026	67,452,440	11,908,586	—
Industrials	65,292,259	55,140,264	10,151,995	—
Information Technology	200,668,160	191,593,030	9,075,130	—
Materials	57,823,061	46,777,183	11,045,878	—
Telecommunication Services	2,719,654	1,292,258	1,427,396	—
Preferred securities:
Financials	2,517,304	2,517,304	—	—

16

Investment Portfolio - January 31, 2014

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Debt securities:
U.S. Treasury and other U.S. Government agencies	$242,513,453	$—	$242,513,453	$—
Corporate debt:
Consumer Discretionary	43,305,109	—	43,305,109	—
Consumer Staples	8,035,725	—	8,035,725	—
Energy	23,608,829	—	23,608,829	—
Financials	164,284,051	—	164,284,051	—
Health Care	4,499,281	—	4,499,281	—
Industrials	20,746,717	—	20,746,717	—
Information Technology	12,570,174	—	12,570,174	—
Materials	19,576,989	—	19,576,989	—
Telecommunication Services	11,999,956	—	11,999,956	—
Utilities	1,892,949	—	1,892,949	—
Convertible corporate debt:
Financials	992,906	—	992,906	—
Asset-backed securities	3,391,615	—	3,391,615	—
Commercial mortgage-backed securities	44,961,320	—	44,961,320	—
Foreign government bonds	26,827,356	—	26,827,356	—
Mutual fund	32,363,154	32,363,154	—	—

Total assets	$1,576,451,275	$797,273,293	$779,177,982	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities_ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2013 or January 31, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

17

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS - 84.8%
Consumer Discretionary - 15.8%
Auto Components - 0.2%
BorgWarner, Inc.	2,220	$119,214
F.C.C. Co. Ltd. (Japan)[1]	7,700	147,599
Hankook Tire Co. Ltd. (South Korea)[1]	12,429	711,493
Mando Corp. (South Korea)[1]	1,400	156,378
Musashi Seimitsu Industry Co. Ltd. (Japan)[1]	8,100	158,256
Nissin Kogyo Co. Ltd. (Japan)[1]	11,000	223,692

		1,516,632

Automobiles - 0.1%
Hyundai Motor Co. (South Korea)[1]	1,000	217,025
Toyota Motor Corp. (Japan)[1]	4,300	246,044

		463,069

Diversified Consumer Services - 0.8%
Anhanguera Educacional Participacoes S.A. (Brazil)	72,360	380,803
Apollo Education Group, Inc.*	230,470	7,441,876

		7,822,679

Hotels, Restaurants & Leisure - 1.7%
Arcos Dorados Holdings, Inc., - Class A (Argentina)	9,440	83,638
BJ’s Restaurants, Inc.*	196,350	5,568,486
Hyatt Hotels Corp. - Class A*	4,050	193,549
InterContinental Hotels Group plc (United Kingdom)[1]	8,698	281,200
Orient-Express Hotels Ltd. - ADR - Class A*	12,020	170,203
Yum! Brands, Inc.	168,130	11,289,930

		17,587,006

Household Durables - 1.2%
DR Horton, Inc.	188,590	4,428,093
Lennar Corp. - Class A	96,200	3,863,392
LG Electronics, Inc. (South Korea)[1]	4,820	293,515
Rodobens Negocios Imobiliarios S.A. (Brazil)	43,750	191,262
Toll Brothers, Inc.*	101,980	3,747,765

		12,524,027

Internet & Catalog Retail - 1.3%
Amazon.com, Inc.*	14,520	5,208,179
Ocado Group plc (United Kingdom)*[1]	10,310	88,461
Shutterfly, Inc.*	167,190	7,918,118

		13,214,758

Leisure Equipment & Products - 0.0%#
Nikon Corp. (Japan)[1]	9,900	169,129

	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Discretionary (continued)
Media - 8.7%
British Sky Broadcasting Group plc (United Kingdom)[1]	27,060	$389,679
DIRECTV*	341,000	23,675,630
LIN Media LLC - Class A*	90,050	2,225,135
Mediaset Espana Comunicacion S.A. (Spain)*[1]	28,270	348,161
Nexstar Broadcasting Group, Inc. - Class A	42,200	2,027,710
ProSiebenSat. 1 Media AG (Germany)[1]	1,590	71,227
Reed Elsevier plc - ADR (United Kingdom)	5,125	299,710
Sinclair Broadcast Group, Inc. - Class A	109,380	3,436,720
Societe Television Francaise 1 (France)[1]	16,660	307,832
Starz - Class A*	355,270	9,940,455
Time Warner, Inc.	195,630	12,291,433
Tribune Co.*	52,770	3,931,365
Twenty-First Century Fox, Inc. - Class A	424,530	13,508,545
Viacom, Inc. - Class B	113,030	9,279,763
The Walt Disney Co.	98,810	7,174,594
ZON OPTIMUS SGPS S.A. (Portugal)*[1]	60,650	405,386

		89,313,345

Multiline Retail - 0.0%#
Marks & Spencer Group plc (United Kingdom)[1]	18,610	143,810

Specialty Retail - 0.8%
Belle International Holdings Ltd. (Hong Kong)[1]	291,900	316,077
China ZhengTong Auto Services Holdings Ltd. (China)*[1]	157,000	95,305
Dick’s Sporting Goods, Inc.	135,870	7,133,175
Groupe Fnac S.A. (France)*[1]	246	7,619
Hennes & Mauritz AB - Class B (Sweden)[1]	6,720	288,956
Kingfisher plc (United Kingdom)[1]	27,820	168,680
Komeri Co. Ltd. (Japan)[1]	8,100	191,878
SA SA International Holdings Ltd. (Hong Kong)[1]	316,000	302,882

		8,504,572

Textiles, Apparel & Luxury Goods - 1.0%
Adidas AG (Germany)[1]	4,050	451,544
Daphne International Holdings Ltd. (China)[1]	252,000	128,221
Hugo Boss AG (Germany)[1]	2,140	270,357
Kering (France)[1]	1,965	391,900

1

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods (continued)
Lululemon Athletica, Inc.*	202,870	$9,269,130

		10,511,152

Total Consumer Discretionary		161,770,179

Consumer Staples - 13.0%
Beverages - 5.0%
AMBEV S.A. - ADR (Brazil)*	2,013,080	13,165,543
Anheuser-Busch InBev N.V. (Belgium)[1]	140,800	13,494,752
Carlsberg A/S - Class B (Denmark)[1]	4,950	483,323
Cia Cervecerias Unidas S.A. - ADR (Chile)	8,575	183,505
The Coca-Cola Co.	328,700	12,431,434
Diageo plc (United Kingdom)[1]	24,560	728,356
SABMiller plc (United Kingdom)[1]	235,700	10,590,106
Tsingtao Brewery Co. Ltd. - Class H (China)[1]	70,000	513,427

		51,590,446

Food & Staples Retailing - 0.4%
Carrefour S.A. (France)[1]	25,708	883,394
Casino Guichard-Perrachon S.A. (France)[1]	2,880	296,843
Dairy Farm International Holdings Ltd. (Hong Kong)[1]	35,100	326,430
Distribuidora Internacional de Alimentacion S.A. (Spain)[1]	62,700	515,224
Raia Drogasil S.A. (Brazil)	14,500	87,303
Tesco plc (United Kingdom)[1]	196,090	1,030,445
Wal-Mart de Mexico SAB de CV - Class V (Mexico)	143,500	343,245
Whole Foods Market, Inc.	4,060	212,176

		3,695,060

Food Products - 6.6%
Annie’s, Inc.*	1,280	51,353
Barry Callebaut AG (Switzerland)[1]	390	461,624
Charoen Pokphand Foods PCL (Thailand)[1]	507,010	437,038
Danone (France)[1]	103,500	6,832,916
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)	128,690	343,327
Ingredion, Inc.	134,330	8,368,759
Kraft Foods Group, Inc.	143,650	7,520,078
M Dias Branco S.A. (Brazil)	4,800	164,114
Mead Johnson Nutrition Co.	112,340	8,637,823
Nestle S.A. (Switzerland)[1]	242,280	17,558,360
Unilever plc - ADR (United Kingdom)	431,720	16,668,709

		67,044,101

	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Household Products - 0.1%
Reckitt Benckiser Group plc (United Kingdom)[1]	7,200	$539,083

Personal Products - 0.0%#
Kao Corp. (Japan)[1]	8,900	282,147
Natura Cosmeticos S.A. (Brazil)	7,570	123,184

		405,331

Tobacco - 0.9%
Gudang Garam Tbk PT (Indonesia)[1]	34,500	118,510
Imperial Tobacco Group plc (United Kingdom)[1]	250,610	9,145,300
Swedish Match AB (Sweden)[1]	11,100	324,822

		9,588,632

Total Consumer Staples		132,862,653

Energy - 12.0%
Energy Equipment & Services - 5.6%
Anton Oilfield Services Group (China)[1]	66,000	42,120
Baker Hughes, Inc.	231,390	13,105,929
Cameron International Corp.*	310,780	18,637,477
CGG (France)*[1]	9,572	142,187
Fugro N.V. (Netherlands)[1]	1,600	83,671
National Oilwell Varco, Inc.	1,150	86,261
Petroleum Geo-Services ASA (Norway)[1]	7,380	76,569
Saipem S.p.A. (Italy)[1]	15,450	361,767
Schlumberger Ltd.	172,730	15,125,966
SPT Energy Group, Inc. (China)[1]	92,000	62,823
Trican Well Service Ltd. (Canada)	24,200	277,037
Weatherford International Ltd. - ADR*	656,920	8,894,697

		56,896,504

Oil, Gas & Consumable Fuels - 6.4%
Apache Corp.	142,990	11,476,377
Cameco Corp. (Canada)	16,960	359,891
Encana Corp. (Canada)	278,150	4,998,355
EOG Resources, Inc.	49,100	8,113,284
Hess Corp.	286,840	21,653,552
Koninklijke Vopak N.V. (Netherlands)[1]	3,260	179,173
Pacific Rubiales Energy Corp. (Colombia)	20,850	316,939
Peabody Energy Corp.	473,920	8,080,336
Petroleo Brasileiro S.A. - ADR (Brazil)	232,640	2,768,416
Range Resources Corp.	69,880	6,022,957
Royal Dutch Shell plc - Class B (Netherlands)[1]	7,474	273,378
Royal Dutch Shell plc - Class B - ADR (Netherlands)	7,420	540,399
Statoil ASA (Norway)[1]	11,920	282,512

2

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Talisman Energy, Inc. (Canada)	40,030	$430,940
Whitehaven Coal Ltd. (Australia)*[1]	32,000	50,230

		65,546,739

Total Energy		122,443,243

Financials - 4.5%
Capital Markets - 0.0%#
Daiwa Securities Group, Inc. (Japan)[1]	38,000	352,428

Commercial Banks - 0.2%
Hong Leong Financial Group Berhad (Malaysia)[1]	105,620	499,809
HSBC Holdings plc (United Kingdom)[1]	32,180	330,223
ICICI Bank Ltd. - ADR (India)	6,670	214,574
Shinhan Financial Group Co. Ltd. (South Korea)[1]	7,820	330,008
Sumitomo Mitsui Trust Holdings, Inc. (Japan)[1]	92,000	436,460

		1,811,074

Diversified Financial Services - 1.5%
JSE Ltd. (South Africa)[1]	35,430	264,175
McGraw-Hill Financial, Inc.	97,440	7,409,338
MSCI, Inc.*	174,740	7,464,893

		15,138,406

Insurance - 0.4%
Admiral Group plc (United Kingdom)[1]	8,330	197,579
Allianz SE (Germany)[1]	7,740	1,286,709
AXA S.A. (France)[1]	9,215	241,720
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	30,400	238,715
Mapfre S.A. (Spain)[1]	226,030	932,072
Muenchener Rueckversicherungs AG (MunichRe) (Germany)[1]	3,663	754,878
Zurich Insurance Group AG (Switzerland)[1]	1,410	408,817

		4,060,490

Real Estate Investment Trusts (REITS) - 1.7%
Agree Realty Corp.	7,700	220,143
Alexandria Real Estate Equities, Inc.	3,800	266,494
Alstria Office REIT AG (Germany)[1]	41,540	539,132
American Campus Communities, Inc.	10,740	373,322
Apartment Investment & Management Co. - Class A	14,700	411,159
Associated Estates Realty Corp.	15,610	249,292
AvalonBay Communities, Inc.	1,710	211,185
BioMed Realty Trust, Inc.	34,100	665,291
Boston Properties, Inc.	3,220	348,050
Camden Property Trust	3,500	216,370

	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Cedar Realty Trust, Inc.	19,450	$122,729
Chesapeake Lodging Trust	9,890	240,821
Coresite Realty Corp.	8,370	256,792
Corporate Office Properties Trust	20,750	515,637
CubeSmart	12,470	205,506
Digital Realty Trust, Inc.	56,290	2,870,227
DuPont Fabros Technology, Inc.	113,520	2,950,385
Education Realty Trust, Inc.	13,150	118,745
Equity Lifestyle Properties, Inc.	7,640	300,328
Equity Residential	3,720	206,013
Essex Property Trust, Inc.	1,240	196,379
Federal Realty Investment Trust	1,790	195,110
General Growth Properties, Inc.	20,450	411,863
Glimcher Realty Trust	14,660	125,489
HCP, Inc.	7,450	291,667
Health Care REIT, Inc.	6,930	401,385
Healthcare Realty Trust, Inc.	8,340	191,153
Healthcare Trust of America, Inc.*	19,330	207,411
Home Properties, Inc.	7,540	420,355
Host Hotels & Resorts, Inc.	19,393	356,637
Kimco Realty Corp.	14,610	305,495
Mack-Cali Realty Corp.	11,140	225,362
Mid-America Apartment Communities, Inc.	3,100	200,074
National Retail Properties, Inc.	6,090	202,188
Pebblebrook Hotel Trust	12,950	390,183
Plum Creek Timber Co., Inc.	2,040	87,863
Potlatch Corp.	2,220	88,800
Public Storage	1,570	247,416
Realty Income Corp.	3,130	127,641
Retail Properties of America, Inc. - Class A	9,470	124,909
Simon Property Group, Inc.	3,890	602,328
Sovran Self Storage, Inc.	6,630	450,243
Spirit Realty Capital, Inc.	11,560	122,536
UDR, Inc.	14,710	358,041
Weyerhaeuser Co.	3,500	104,580

		17,722,729

Real Estate Management & Development - 0.7%
General Shopping Brasil S.A. (Brazil)*	51,120	150,188
Realogy Holdings Corp.*	144,850	6,600,815

		6,751,003

Thrifts & Mortgage Finance - 0.0%#
Aareal Bank AG (Germany)*[1]	9,707	356,960

Total Financials		46,193,090

3

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care - 10.3%
Biotechnology - 0.1%
Green Cross Corp. (South Korea)[1]	4,349	$530,930

Health Care Equipment & Supplies - 4.1%
Alere, Inc.*	354,090	13,420,011
Becton, Dickinson and Co.	96,615	10,446,014
BioMerieux (France)[1]	9,870	1,038,051
Carl Zeiss Meditec AG (Germany)[1]	10,360	303,429
HeartWare International, Inc.*	16,590	1,645,894
Mindray Medical International Ltd. - ADR (China)	29,100	1,019,664
Neogen Corp.*	10,515	441,840
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	1,125,800	1,326,996
Sonova Holding AG (Switzerland)[1]	770	105,751
Straumann Holding AG (Switzerland)[1]	1,250	249,151
Teleflex, Inc.	41,940	3,927,262
Volcano Corp.*	366,190	7,686,328

		41,610,391

Health Care Providers & Services - 1.9%
Brookdale Senior Living, Inc.*	3,910	107,369
DaVita Healthcare Partners, Inc.*	154,980	10,062,851
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	69,840	4,921,753
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	9,300	328,197
HCA Holdings, Inc.*	63,270	3,180,583
Life Healthcare Group Holdings Ltd. (South Africa)[1]	143,840	459,987
Odontoprev S.A. (Brazil)	32,770	122,213
Qualicorp S.A. (Brazil)*	52,180	443,041
Sonic Healthcare Ltd. (Australia)[1]	7,560	109,121

		19,735,115

Health Care Technology - 1.4%
Cerner Corp.*	252,430	14,360,743

Life Sciences Tools & Services - 1.0%
Gerresheimer AG (Germany)[1]	2,810	188,902
QIAGEN N.V.*[1]	9,840	215,828
QIAGEN N.V. - ADR*	442,670	9,791,860

		10,196,590

Pharmaceuticals - 1.8%
AstraZeneca plc (United Kingdom)[1]	2,175	137,926
AstraZeneca plc - ADR (United Kingdom)	12,710	807,085
Bayer AG (Germany)[1]	11,706	1,540,588
GlaxoSmithKline plc (United Kingdom)[1]	17,925	460,747
Johnson & Johnson	156,460	13,842,016

	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Pharmaceuticals (continued)
Novo Nordisk A/S - Class B (Denmark)[1]	7,900	$312,721
Sanofi (France)[1]	1,720	168,150
Shire plc (Ireland)[1]	16,590	827,948
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	6,650	296,789

		18,393,970

Total Health Care		104,827,739

Industrials - 6.4%
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	165,200	9,670,808

Airlines - 0.5%
Gol Linhas Aereas Inteligentes S.A. - ADR (Brazil)*	213,720	839,920
Latam Airlines Group S.A. - ADR (Chile)	13,279	184,578
Spirit Airlines, Inc.*	82,700	3,878,630

		4,903,128

Commercial Services & Supplies - 0.1%
Aggreko plc (United Kingdom)[1]	13,860	351,612
Tomra Systems ASA (Norway)[1]	47,870	409,882

		761,494

Electrical Equipment - 0.1%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	13,740	341,302
Alstom S.A. (France)[1]	14,500	409,572
Nexans S.A. (France)[1]	2,926	137,114
Polypore International, Inc.*	5,590	185,309
Schneider Electric S.A. (France)[1]	5,000	402,852

		1,476,149

Industrial Conglomerates - 1.1%
General Electric Co.	398,700	10,019,331
Siemens AG (Germany)[1]	10,500	1,328,406

		11,347,737

Machinery - 2.5%
AGCO Corp.	4,010	213,853
Andritz AG (Austria)[1]	5,600	307,284
Caterpillar, Inc.	98,600	9,259,526
Deere & Co.	2,000	171,920
FANUC Corp. (Japan)[1]	6,600	1,069,593
Joy Global, Inc.	160,610	8,478,602
KUKA AG (Germany)[1]	2,580	123,109
Pentair Ltd. - ADR	5,510	409,558
Westport Innovations, Inc. - ADR (Canada)*	83,510	1,421,340

4

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Machinery (continued)
Xylem, Inc.	126,890	$4,233,050

		25,687,835

Marine - 0.1%
D/S Norden A/S (Denmark)[1]	8,020	374,747
Pacific Basin Shipping Ltd. (Hong Kong)*[1]	36,000	22,188
Sinotrans Shipping Ltd. (China)[1]	649,400	213,211

		610,146

Professional Services - 0.0%#
ALS Ltd. (Australia)[1]	17,500	122,205
Experian plc (United Kingdom)[1]	22,420	382,698

		504,903

Trading Companies & Distributors - 1.0%
Brenntag AG (Germany)[1]	2,940	506,780
Fastenal Co.	211,260	9,280,652
Mills Estruturas e Servicos de Engenharia S.A. (Brazil)	23,400	271,404

		10,058,836

Transportation Infrastructure - 0.1%
Groupe Eurotunnel S.A. (France)[1]	50,030	551,602

Total Industrials		65,572,638

Information Technology - 17.7%
Communications Equipment - 5.2%
Alcatel-Lucent - ADR (France)*	304,760	1,203,802
F5 Networks, Inc.*	55,940	5,985,580
Juniper Networks, Inc.*	885,850	23,572,469
Palo Alto Networks, Inc.*	65,940	3,920,133
Polycom, Inc.*	97,060	1,157,926
Qualcomm, Inc.	236,510	17,553,772

		53,393,682

Computers & Peripherals - 3.5%
Apple, Inc.	21,310	10,667,786
EMC Corp.	1,021,570	24,762,857
Stratasys Ltd.*	1,140	137,438

		35,568,081

Electronic Equipment, Instruments & Components - 0.2%
Hitachi Ltd. (Japan)[1]	164,000	1,250,238
Keyence Corp. (Japan)[1]	1,146	470,562

		1,720,800

Internet Software & Services - 4.1%
eBay, Inc.*	305,940	16,276,008
Facebook, Inc. - Class A*	133,710	8,366,235

	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
Internet Software & Services (continued)
Google, Inc. - Class A*	9,630	$11,372,741
LinkedIn Corp. - Class A*	20,770	4,469,912
Tencent Holdings Ltd. (China)[1]	25,000	1,752,748

		42,237,644

IT Services - 1.1%
Amdocs Ltd. - ADR	108,270	4,683,760
InterXion Holding N.V. - ADR (Netherlands)*	3,420	84,200
VeriFone Systems, Inc.*	216,850	6,290,819

		11,058,779

Office Electronics - 0.0%#
Canon, Inc. (Japan)[1]	4,500	131,449

Semiconductors & Semiconductor Equipment - 1.0%
Samsung Electronics Co. Ltd. (South Korea)[1]	660	781,578
Skyworks Solutions, Inc.*	286,390	8,663,298
Tokyo Electron Ltd. (Japan)[1]	9,300	484,865

		9,929,741

Software - 2.6%
Aspen Technology, Inc.*	1,510	68,811
Aveva Group plc (United Kingdom)[1]	7,831	276,548
Electronic Arts, Inc.*	529,560	13,980,384
Fortinet, Inc.*	483,710	10,254,652
SAP AG (Germany)[1]	13,420	1,026,766
Temenos Group AG (Switzerland)[1]	14,500	406,012
Totvs S.A. (Brazil)	23,710	311,548

		26,324,721

Total Information Technology		180,364,897

Materials - 4.9%
Chemicals - 2.8%
Akzo Nobel N.V. (Netherlands)[1]	1,050	75,519
BASF SE (Germany)[1]	4,330	462,932
Linde AG (Germany)[1]	5,330	1,007,204
Monsanto Co.	126,100	13,435,955
Potash Corp. of Saskatchewan, Inc. (Canada)	231,650	7,255,278
Syngenta AG (Switzerland)[1]	15,680	5,543,383
Umicore S.A. (Belgium)[1]	7,050	301,455
Yingde Gases Group Co. Ltd. (China)[1]	169,000	148,202

		28,229,928

Construction Materials - 0.0%#
CRH plc (Ireland)[1]	9,580	246,544
Holcim Ltd. (Switzerland)[1]	2,710	196,699

		443,243

5

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[3]	VALUE

COMMON STOCKS (continued)
Materials (continued)
Metals & Mining - 2.1%
Alcoa, Inc.	1,793,250	$20,640,307
Alumina Ltd. (Australia)*[1]	217,340	241,045
Impala Platinum Holdings Ltd. (South Africa)[1]	17,990	187,937
Norsk Hydro ASA (Norway)[1]	65,820	299,444
ThyssenKrupp AG (Germany)*[1]	6,690	171,798

		21,540,531

Total Materials		50,213,702

Telecommunication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Telefonica S.A. - ADR (Spain)	39,010	599,194
Telenor ASA - ADR (Norway)[2]	9,830	617,324
Vivendi S.A. (France)[1]	9,160	245,894

		1,462,412

Wireless Telecommunication Services - 0.1%
America Movil SAB de C.V. - Class L - ADR (Mexico)	15,850	336,971
MTN Group Ltd. (South Africa)[1]	7,410	132,323

		469,294

Total Telecommunication Services		1,931,706

TOTAL COMMON STOCKS (Identified Cost $736,735,946)		866,179,847

CORPORATE BONDS - 6.2%
Non-Convertible Corporate Bonds - 6.2%
Consumer Discretionary - 0.4%
Auto Components - 0.0%#
Icahn Enterprises LP - Icahn Enterprises Finance Corp.[4], 6.00%, 8/1/2020	250,000	259,063
Icahn Enterprises LP - Icahn Enterprises Finance Corp.[4], 5.875%, 2/1/2022	190,000	188,337

		447,400

Automobiles - 0.0%#
Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	300,000	378,531

Diversified Consumer Services - 0.2%
Block Financial LLC, 5.50%, 11/1/2022	1,500,000	1,585,719

Household Durables - 0.0%#
Weekley Homes LLC - Weekley Finance Corp.[4], 6.00%, 2/1/2023	425,000	413,313

Media - 0.1%
CCO Holdings LLC - CCO Holdings Capital Corp.[4], 5.25%, 3/15/2021	425,000	412,781

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Media (continued)
Starz LLC - Starz Finance Corp., 5.00%, 9/15/2019	165,000	$169,744

		582,525

Multiline Retail - 0.1%
Macy’s Retail Holdings, Inc., 2.875%, 2/15/2023	850,000	789,408

Textiles, Apparel & Luxury Goods - 0.0%#
SIWF Merger Sub, Inc. - Springs Industries, Inc.[4], 6.25%, 6/1/2021	425,000	429,250

Total Consumer Discretionary		4,626,146

Consumer Staples - 0.1%
Food Products - 0.1%
Pinnacle Operating Corp.[4], 9.00%, 11/15/2020	425,000	457,938

Household Products - 0.0%#
Harbinger Group, Inc.[4], 7.75%, 1/15/2022	170,000	169,575

Total Consumer Staples		627,513

Energy - 0.6%
Energy Equipment & Services - 0.1%
Calfrac Holdings LP (Canada)[4], 7.50%, 12/1/2020	425,000	440,938
Parker Drilling Co.[4], 6.75%, 7/15/2022 .	255,000	260,737
Shelf Drilling Holdings Ltd. (United Arab Emirates)[4], 8.625%, 11/1/2018	425,000	457,937

		1,159,612

Oil, Gas & Consumable Fuels - 0.5%
Chesapeake Oilfield Operating LLC - Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/2019	425,000	446,250
Energy XXI Gulf Coast, Inc.[4], 7.50%, 12/15/2021	425,000	440,937
Petrobras Global Finance B.V. (Brazil)[5], 1.855%, 5/20/2016	1,300,000	1,282,125
Petroleos Mexicanos (Mexico), 3.50%, 7/18/2018	1,550,000	1,584,875
Sabine Pass Liquefaction LLC[4], 5.875%, 2/1/2021	425,000	423,937
Ultra Petroleum Corp.[4], 5.75%, 12/15/2018	425,000	439,875

		4,617,999

Total Energy		5,777,611

Financials - 3.7%
Capital Markets - 0.6%
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	870,000	999,508

6

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	1,310,000	$1,464,916
The Goldman Sachs Group, Inc.[5], 1.838%, 11/29/2023	780,000	789,855
Morgan Stanley, 2.125%, 4/25/2018	790,000	788,351
Morgan Stanley, 5.50%, 1/26/2020	1,450,000	1,637,065
Morgan Stanley, 5.75%, 1/25/2021	695,000	789,802

		6,469,497

Commercial Banks - 1.2%
Bank of Nova Scotia (Canada)[4], 1.65%, 10/29/2015	2,425,000	2,473,985
Barclays Bank plc (United Kingdom)[4], 2.50%, 9/21/2015	2,425,000	2,501,531
BBVA Bancomer S.A. (Mexico)[4], 6.75%, 9/30/2022	1,100,000	1,178,375
BBVA US Senior S.A.U. (Spain), 4.664%, 10/9/2015	745,000	781,868
BNP Paribas Home Loan Covered Bonds S.A. (France)[4], 2.20%, 11/2/2015	2,425,000	2,488,123
Intesa Sanpaolo S.p.A. (Italy), 2.375%, 1/13/2017	825,000	824,406
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	790,000	799,151
Lloyds Bank plc (United Kingdom)[4], 6.50%, 9/14/2020	1,385,000	1,585,412

		12,632,851

Consumer Finance - 0.3%
Ally Financial, Inc., 6.75%, 12/1/2014	425,000	441,469
Capital One Bank USA National Association, 2.15%, 11/21/2018	790,000	790,465
CNG Holdings, Inc.[4], 9.375%, 5/15/2020	425,000	396,313
Discover Bank, 4.20%, 8/8/2023	800,000	805,883
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	425,000	446,250

		2,880,380

Diversified Financial Services - 0.9%
Bank of America Corp., 5.75%, 8/15/2016	530,000	583,584
Citigroup, Inc., 8.50%, 5/22/2019	1,199,000	1,542,997
General Electric Capital Corp., 5.50%, 1/8/2020	375,000	433,090
Jefferies Finance LLC - JFIN Co-Issuer Corp.[4], 7.375%, 4/1/2020	425,000	445,187
Jefferies Group LLC, 5.125%, 4/13/2018	1,575,000	1,722,420
Jefferies Group LLC, 8.50%, 7/15/2019	3,000,000	3,693,015

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services (continued)
JPMorgan Chase & Co., 4.95%, 3/25/2020	385,000	$429,843

		8,850,136

Insurance - 0.5%
American International Group, Inc., 4.875%, 6/1/2022	1,465,000	1,594,295
Genworth Holdings, Inc., 7.625%, 9/24/2021	1,640,000	1,975,534
Genworth Holdings, Inc.[5], 6.15%, 11/15/2066	900,000	804,375
Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	725,000	799,262

		5,173,466

Real Estate Investment Trusts (REITS) - 0.2%
American Tower Corp., 3.40%, 2/15/2019	1,070,000	1,105,668
Dupont Fabros Technology LP, 5.875%, 9/15/2021	425,000	440,937

		1,546,605

Thrifts & Mortgage Finance - 0.0%#
Provident Funding Associates LP - PFG Finance Corp.[4], 6.75%, 6/15/2021	425,000	419,688

Total Financials		37,972,623

Health Care - 0.2%
Health Care Providers & Services - 0.2%
Fresenius Medical Care US Finance, Inc. (Germany), 6.875%, 7/15/2017	425,000	481,844
Fresenius US Finance II, Inc. (Germany)[4], 9.00%, 7/15/2015	425,000	468,563
HCA, Inc., 6.375%, 1/15/2015	210,000	218,663
Tenet Healthcare Corp., 8.125%, 4/1/2022	425,000	463,781

		1,632,851

Pharmaceuticals - 0.0%#
Forest Laboratories, Inc.[4], 4.375%, 2/1/2019	175,000	175,656

Total Health Care		1,808,507

Industrials - 0.5%
Aerospace & Defense - 0.0%#
Bombardier, Inc. (Canada)[4], 6.125%, 1/15/2023	425,000	418,625

Airlines - 0.1%
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	425,000	454,750

7

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines (continued)
United Continental Holdings, Inc., 6.375%, 6/1/2018	425,000	$446,781

		901,531

Machinery - 0.1%
CNH Capital LLC, 6.25%, 11/1/2016	425,000	466,969
SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[4], 8.875%, 8/1/2020	425,000	459,000
Waterjet Holdings, Inc.[4], 7.625%, 2/1/2020	165,000	168,713

		1,094,682

Trading Companies & Distributors - 0.3%
Air Lease Corp., 3.375%, 1/15/2019	1,280,000	1,281,600
Aircastle Ltd., 4.625%, 12/15/2018	425,000	428,187
Blueline Rental Finance Corp.[4], 7.00%, 2/1/2019	170,000	175,737
Fly Leasing Ltd. (Ireland), 6.75%, 12/15/2020	210,000	212,625
Rexel S.A. (France)[4], 5.25%, 6/15/2020	425,000	427,125

		2,525,274

Total Industrials		4,940,112

Information Technology - 0.2%
Communications Equipment - 0.1%
Windstream Corp., 7.50%, 6/1/2022	425,000	432,437

IT Services - 0.1%
Xerox Corp., 2.75%, 3/15/2019	1,280,000	1,291,178

Total Information Technology		1,723,615

Materials - 0.2%
Chemicals - 0.0%#
Nufarm Australia Ltd. (Australia)[4], 6.375%, 10/15/2019	425,000	437,750

Containers & Packaging - 0.0%#
Smurfit Kappa Acquisitions (Ireland)[4], 4.875%, 9/15/2018	425,000	443,063

Metals & Mining - 0.1%
Cliffs Natural Resources, Inc., 5.90%, 3/15/2020	745,000	753,056

Paper & Forest Products - 0.1%
International Paper Co., 7.50%, 8/15/2021	635,000	797,702

Total Materials		2,431,571

Telecommunication Services - 0.3%
Diversified Telecommunication Services - 0.1%
Telefonica Emisiones S.A.U. (Spain), 5.877%, 7/15/2019	1,050,000	1,190,152

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services - 0.2%
Altice Financing S.A. (Luxembourg)[4], 6.50%, 1/15/2022	425,000	$431,375
America Movil SAB de C.V. (Mexico), 5.00%, 3/30/2020	1,075,000	1,169,930
Digicel Ltd. (Jamaica)[4], 6.00%, 4/15/2021	425,000	412,250
UPCB Finance VI Ltd. (Netherlands)[4], 6.875%, 1/15/2022	425,000	454,750

		2,468,305

Total Telecommunication Services		3,658,457

Utilities - 0.0%#
Independent Power Producers & Energy Traders - 0.0%#
NRG Energy, Inc.[4], 6.25%, 7/15/2022	260,000	260,650

TOTAL CORPORATE BONDS (Identified Cost $62,773,931)		63,826,805

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.3%
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4[5], 5.753%, 6/10/2046	740,000	807,589
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.552%, 5/12/2045	720,051	782,007
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048	1,105,000	1,210,066

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $2,806,028)		2,799,662

U.S. GOVERNMENT AGENCIES - 7.7%
Mortgage-Backed Securities - 1.6%
Fannie Mae, Pool #AH1300, 3.50%, 1/1/2026	1,846,435	1,947,811
Freddie Mac, Pool #J14734, 3.50%, 3/1/2026	3,303,835	3,477,729
Freddie Mac, Pool #J26118, 3.00%, 10/1/2028	3,355,258	3,459,483
Freddie Mac, Pool #G01931, 5.50%, 10/1/2035	3,358,593	3,684,578
Freddie Mac, Pool #G05888, 5.50%, 10/1/2039	3,567,938	3,921,298

Total Mortgage-Backed Securities (Identified Cost $16,470,953)		16,490,899

Other Agencies - 6.1%
Fannie Mae, 0.50%, 3/30/2016	11,000,000	11,016,500

8

Investment Portfolio - January 31, 2014

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Other Agencies (continued)
Fannie Mae, 0.875%, 8/28/2017	51,000,000	$50,691,705

Total Other Agencies (Identified Cost $61,646,349)		61,708,205

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $78,117,302)		78,199,104

	PRINCIPAL AMOUNT[3]	VALUE

SHORT-TERM INVESTMENT - 1.5%
Dreyfus Cash Management, Inc. - Institutional Shares[6], 0.04%,
(Identified Cost $ 15,550,483)	15,550,483	$15,550,483

TOTAL INVESTMENTS - 100.5% (Identified Cost $ 895,983,690)		1,026,555,901
LIABILITIES, LESS OTHER ASSETS - (0.5%)		(5,147,103)

NET ASSETS - 100%		$1,021,408,798

ADR - American Depository Receipt

* Non-income producing security.

# Less than 0.1%.

1 A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2 Latest quoted sales price is not available and the latest quoted bid price was used to value the security.

3 Amount is stated in USD unless otherwise noted.

4 Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $21,016,489 or 2.1%, of the Series’ net assets as of January 31, 2014.

5 The coupon rate is floating and is the effective rate as of January 31, 2014.

6 Rate shown is the current yield as of January 31, 2014.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

Federal Tax Information:

On January 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$896,728,856
Unrealized appreciation	149,756,477
Unrealized depreciation	(19,929,432)

Net unrealized appreciation	$129,827,045

9

Investment Portfolio - January 31, 2014

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$161,770,179	$154,797,873	$6,972,306	$—
Consumer Staples	132,862,653	68,300,553	64,562,100	—
Energy	122,443,243	120,888,813	1,554,430	—
Financials	46,193,090	39,262,120	6,930,970	—
Health Care	104,827,739	91,929,760	12,897,979	—
Industrials	65,572,638	58,859,783	6,712,855	—
Information Technology	180,364,897	173,784,131	6,580,766	—
Materials	50,213,702	41,331,540	8,882,162	—
Telecommunication Services	1,931,706	936,165	995,541	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	78,199,104	—	78,199,104	—
Corporate debt:
Consumer Discretionary	4,626,146	—	4,626,146	—
Consumer Staples	627,513	—	627,513	—
Energy	5,777,611	—	5,777,611	—
Financials	37,972,623	—	37,972,623	—
Health Care	1,808,507	—	1,808,507	—
Industrials	4,940,112	—	4,940,112	—
Information Technology	1,723,615	—	1,723,615	—
Materials	2,431,571	—	2,431,571	—
Telecommunication Services	3,658,457	—	3,658,457	—
Utilities	260,650	—	260,650	—
Commercial mortgage-backed securities	2,799,662	—	2,799,662	—
Mutual fund	15,550,483	15,550,483	—	—

Total assets	$1,026,555,901	$765,641,221	$260,914,680	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities_ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2013 or January 31, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2014.

10

Investment Portfolio - January 31, 2014

(unaudited)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

11

Investment Portfolio - January 31, 2014

(unaudited)

TARGET INCOME SERIES	SHARES	VALUE

AFFILIATED MUTUAL FUND - 100.03%
Manning & Napier Pro-Blend® Conservative Term Series - Class I	6,760,772	$72,543,086

TOTAL INVESTMENTS - 100.03% (Identified Cost $71,274,365)		72,543,086
LIABILITIES, LESS OTHER ASSETS - (0.03%)		(18,388)

NET ASSETS - 100%		$72,524,698

Federal Tax Information:

On January 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$71,276,504
Unrealized appreciation	1,266,582
Unrealized depreciation	—

Net unrealized appreciation	$1,266,582

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$72,543,086	$72,543,086	$—	$—

Total assets	$72,543,086	$72,543,086	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2013 or January 31, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - January 31, 2014

(unaudited)

TARGET 2010 SERIES	SHARES	VALUE

AFFILIATED MUTUAL FUNDS - 100.02%
Manning & Napier Pro-Blend® Conservative Term Series - Class I	3,648,858	$39,152,243
Manning & Napier Pro-Blend® Moderate Term Series - Class I	885,212	9,693,072

TOTAL INVESTMENTS - 100.02% (Identified Cost $48,538,106)		48,845,315
LIABILITIES, LESS OTHER ASSETS - (0.02%)		(9,936)

NET ASSETS - 100%		$48,835,379

Federal Tax Information:

On January 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$48,552,290
Unrealized appreciation	293,025
Unrealized depreciation	—

Net unrealized appreciation	$293,025

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$48,845,315	$48,845,315	$—	$—

Total assets	$48,845,315	$48,845,315	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2013 or January 31, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - January 31, 2014

(unaudited)

TARGET 2015 SERIES	SHARES	VALUE

AFFILIATED MUTUAL FUNDS - 100.00%
Manning & Napier Pro-Blend® Extended Term Series - Class I	32,654	$349,400
Manning & Napier Pro-Blend® Moderate Term Series - Class I	611,413	6,694,973

TOTAL INVESTMENTS - 100.00% (Identified Cost $7,134,458)		7,044,373
OTHER ASSETS, LESS LIABILITIES - 0.00%		76

NET ASSETS - 100%		$7,044,449

Federal Tax Information:

On January 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$7,137,176
Unrealized appreciation	—
Unrealized depreciation	(92,803)

Net unrealized depreciation	$(92,803)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$7,044,373	$7,044,373	$—	$—

Total assets	$7,044,373	$7,044,373	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2013 or January 31, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - January 31, 2014

(unaudited)

TARGET 2020 SERIES	SHARES	VALUE

AFFILIATED MUTUAL FUNDS - 100.03%
Manning & Napier Pro-Blend® Extended Term Series - Class I	6,454,406	$69,062,145
Manning & Napier Pro-Blend® Moderate Term Series - Class I	9,529,182	104,344,541

TOTAL INVESTMENTS - 100.03% (Identified Cost $169,267,293)		173,406,686
LIABILITIES, LESS OTHER ASSETS - (0.03%)		(47,982)

NET ASSETS - 100%		$173,358,704

Federal Tax Information:

On January 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$169,651,634
Unrealized appreciation	3,755,052
Unrealized depreciation	—

Net unrealized appreciation	$3,755,052

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$173,406,686	$173,406,686	$—	$—

Total assets	$173,406,686	$173,406,686	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2013 or January 31, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - January 31, 2014

(unaudited)

TARGET 2025 SERIES	SHARES	VALUE

AFFILIATED MUTUAL FUNDS - 100.02%
Manning & Napier Pro-Blend® Extended Term Series - Class I	1,445,345	$15,465,187
Manning & Napier Pro-Blend® Maximum Term Series - Class I	68,669	800,675

TOTAL INVESTMENTS - 100.02% (Identified Cost $16,633,758)		16,265,862
LIABILITIES, LESS OTHER ASSETS - (0.02%)		(3,240)

NET ASSETS - 100%		$16,262,622

Federal Tax Information:

On January 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$16,638,573
Unrealized appreciation	—
Unrealized depreciation	(372,711)

Net unrealized depreciation	$(372,711)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$16,265,862	$16,265,862	$—	$—

Total assets	$16,265,862	$16,265,862	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2013 or January 31, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - January 31, 2014

(unaudited)

TARGET 2030 SERIES	SHARES	VALUE

AFFILIATED MUTUAL FUNDS - 100.02%
Manning & Napier Pro-Blend® Extended Term Series - Class I	11,669,468	$124,863,310
Manning & Napier Pro-Blend® Maximum Term Series - Class I	4,528,277	52,799,713

TOTAL INVESTMENTS - 100.02% (Identified Cost $170,850,778)		177,663,023
LIABILITIES, LESS OTHER ASSETS - (0.02%)		(43,680)

NET ASSETS - 100%		$177,619,343

Federal Tax Information:

On January 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$171,455,309
Unrealized appreciation	6,207,714
Unrealized depreciation	—

Net unrealized appreciation	$6,207,714

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$177,663,023	$177,663,023	$—	$—

Total assets	$177,663,023	$177,663,023	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2013 or January 31, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - January 31, 2014

(unaudited)

TARGET 2035 SERIES	SHARES	VALUE

AFFILIATED MUTUAL FUNDS - 100.01%
Manning & Napier Pro-Blend® Extended Term Series - Class I	464,309	$4,968,103
Manning & Napier Pro-Blend® Maximum Term Series - Class I	514,822	6,002,824

TOTAL INVESTMENTS - 100.01% (Identified Cost $11,285,618)		10,970,927
LIABILITIES, LESS OTHER ASSETS - (0.01%)		(1,149)

NET ASSETS - 100%		$10,969,778

Federal Tax Information:

On January 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$11,289,623
Unrealized appreciation	—
Unrealized depreciation	(318,696)

Net unrealized depreciation	$(318,696)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$10,970,927	$10,970,927	$—	$—

Total assets	$10,970,927	$10,970,927	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2013 or January 31, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - January 31, 2014

(unaudited)

TARGET 2040 SERIES	SHARES	VALUE

AFFILIATED MUTUAL FUNDS - 100.03%
Manning & Napier Pro-Blend® Extended Term Series - Class I	2,197,823	$23,516,709
Manning & Napier Pro-Blend® Maximum Term Series - Class I	7,958,776	92,799,334

TOTAL INVESTMENTS - 100.03% (Identified Cost $111,784,733)		116,316,043
LIABILITIES, LESS OTHER ASSETS - (0.03%)		(31,496)

NET ASSETS - 100%		$116,284,547

Federal Tax Information:

On January 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$111,784,733
Unrealized appreciation	4,531,310
Unrealized depreciation	—

Net unrealized appreciation	$4,531,310

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$116,316,043	$116,316,043	$—	$—

Total assets	$116,316,043	$116,316,043	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2013 or January 31, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - January 31, 2014

(unaudited)

TARGET 2045 SERIES	SHARES	VALUE

AFFILIATED MUTUAL FUND - 99.98%
Manning & Napier Pro-Blend® Maximum Term Series - Class I	417,737	$4,870,816

TOTAL INVESTMENTS - 99.98% (Identified Cost $5,102,475)		4,870,816
OTHER ASSETS, LESS LIABILITIES - 0.02%		1,018

NET ASSETS - 100%		$4,871,834

Federal Tax Information:

On January 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$5,104,812
Unrealized appreciation	—
Unrealized depreciation	(233,996)

Net unrealized depreciation	$(233,996)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$4,870,816	$4,870,816	$—	$—

Total assets	$4,870,816	$4,870,816	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2013 or January 31, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - January 31, 2014

(unaudited)

TARGET 2050 SERIES	SHARES	VALUE

AFFILIATED MUTUAL FUND - 100.02%
Manning & Napier Pro-Blend® Maximum Term Series - Class I	4,592,055	$53,543,361

TOTAL INVESTMENTS - 100.02% (Identified Cost $49,918,162)		53,543,361
LIABILITIES, LESS OTHER ASSETS - (0.02%)		(12,025)

NET ASSETS - 100%		$53,531,336

Federal Tax Information:

On January 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$49,918,467
Unrealized appreciation	3,624,894
Unrealized depreciation	—

Net unrealized appreciation	$3,624,894

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$53,543,361	$53,543,361	$—	$—

Total assets	$53,543,361	$53,543,361	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2013 or January 31, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - January 31, 2014

(unaudited)

TARGET 2055 SERIES	SHARES	VALUE

AFFILIATED MUTUAL FUND - 99.65%
Manning & Napier Pro-Blend® Maximum Term Series - Class I	58,746	$684,974

TOTAL INVESTMENTS - 99.65% (Identified Cost $745,595)		684,974
OTHER ASSETS, LESS LIABILITIES - 0.35%		2,395

NET ASSETS - 100%		$687,369

Federal Tax Information:

On January 31, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$755,480
Unrealized appreciation	—
Unrealized depreciation	(70,506)

Net unrealized depreciation	$(70,506)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$684,974	$684,974	$—	$—

Total assets	$684,974	$684,974	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2013 or January 31, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2014.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

ITEM 2: CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the Funds’ last fiscal quarter, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 3: EXHIBITS

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ B. Reuben Auspitz
B. Reuben Auspitz

President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: March 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz
B. Reuben Auspitz

President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: March 27, 2014

/s/ Christine Glavin
Christine Glavin

Chief Financial Officer &

Principal Financial Officer of

Manning & Napier Fund, Inc.

Date: March 27, 2014